UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock Funds
BlackRock Advantage Emerging Markets Fund
BlackRock Global Long/Short Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2021

Date of reporting period: 04/30/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2021

2021 Annual Report

BlackRock FundsSM

•	BlackRock Advantage Emerging Markets Fund
•	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.

As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic. This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	28.85%	45.98%

U.S. small cap equities (Russell 2000® Index)	48.06	74.91

International equities (MSCI Europe, Australasia, Far East Index)	28.84	39.88

Emerging market equities (MSCI Emerging Markets Index)	22.95	48.71

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.11

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.26)	(7.79)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.52)	(0.27)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.42	7.40

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.98	19.57

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of April 30, 2021	BlackRock Advantage Emerging Markets Fund

Investment Objective

BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended April 30, 2021, the Fund outperformed its benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

Overall, the Fund performed well in a generally favorable market environment. Emerging market (“EM”) equities got off to a strong start, buoyed by U.S. dollar weakness, and continued to benefit from the broader reopening theme throughout the first half of the period. During the fourth quarter of 2020, however, momentum styles experienced their sharpest drawdown since the global financial crisis, as investors shifted to cyclical exposures due to positive news on COVID-19 vaccine development.

As 2021 began, EM equities regained their upward momentum, driven by reflationary trends that made investors more risk tolerant as well as by vaccine rollouts. EM equities outperformed their developed market (“DM”) counterparts until February 2021, when a sudden spike in U.S. interest rates in response to inflationary pressures weighed on the market. This ultimately benefited styles focusing on reflationary trends, especially within the energy and financials sectors, as value outperformed growth and momentum. Toward the end of the period, equities saw a rotation back toward physical world stocks away from virtual world stocks, which reversed their performance during most of 2020. EM equities were relatively weak going into period end compared to their DM counterparts, largely due to a wave of COVID-19 cases and deaths in India.

The biggest contributors to the Fund’s relative performance were sentiment-based insights that were able to position the portfolio correctly across the ever-changing market backdrop. Specifically, an insight designed to combine signals and data sources optimally was additive. A version of this insight designed to do well during momentum drawdowns was the top contributor, given the style weakness during the period. This insight motivated an overweight to machinery and semiconductor stocks, boosting performance as economies reopened and production levels recovered from shutdowns.

Macro thematic insights also aided performance. In particular, an insight that takes the opposite view on crowded positions held by generic style managers was a top contributor. While this insight struggled early in 2021 during the style shift, it benefited the Fund both in 2020 as many generic factor-focused managers struggled and late in the period as the value rally subsided.

The Fund’s fundamental measures were also contributors. Value-based measures notably performed well in the first quarter of 2021 amid reflationary market trends. Traditional measures such as measuring valuations by sales metrics supported fund performance. Additionally, the Fund’s environmental, social and governance (“ESG”) related measures were additive, with an insight that looks to capture investor flow into ESG-related positions driving gains. Notably, these proprietary ESG insights continued to demonstrate differentiation and resilience across different market environments.

Despite the Fund’s outperformance, however, there were measures that struggled during the period. Specifically, insights with a preference for less highly levered stocks detracted from performance amid a market environment that favored risk-taking and the broader reopening theme. Also, while macro thematic themes performed well in the aggregate, top-down country positioning dragged on performance. Specifically, an overweight to India weighed on relative return, given the country’s severe outbreak of COVID-19 late in the period. Additionally, select dynamic timing signals underperformed, as insights prompted overweight positions in consumer services stocks, which performed poorly.

The Fund was fully invested throughout the period. The investment adviser kept a higher average cash balance over the period, which was hedged by MSCI Emerging Markets Index futures to manage client flows. The Fund’s cash exposure had no material impact on Fund performance.

Describe recent portfolio activity.

Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. For instance, the Fund built on its alternative data capabilities by adding an insight that captures brand sentiment toward retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around vaccine development and its impact on economic reopening.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector perspective. The Fund had slight overweight positions in the industrials and information technology sectors and maintained slight underweights in financials and consumer discretionary stocks. From a geographical perspective, the Fund had slight overweight positions to South Africa and Brazil and maintained underweights to India and China.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Fund Summary as of April 30, 2021 (continued)	BlackRock Advantage Emerging Markets Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The Fund commenced operations on October 6, 2011.

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

(c)

A free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Performance Summary for the Period Ended April 30, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	22.19%	52.00%	N/A	7.60%	N/A	3.62%	N/A
Investor A	22.00	51.62	43.66%	7.28	6.13%	3.35	2.77%
Investor C	21.47	50.49	49.49	6.48	6.48	2.70	2.70
Class K	22.22	52.19	N/A	7.63	N/A	3.63	N/A
MSCI Emerging Markets Index.	22.95	48.71	N/A	12.50	N/A	7.24	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

(c)	The Fund commenced operations on October 6, 2011.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2021 (continued)	BlackRock Advantage Emerging Markets Fund

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,221.90	$4.68	$1,000.00	$1,020.58	$4.26	0.85%
Investor A.	1,000.00	1,220.00	6.27	1,000.00	1,019.14	5.71	1.14
Investor C	1,000.00	1,214.70	10.43	1,000.00	1,015.37	9.49	1.90
Class K	1,000.00	1,222.20	4.46	1,000.00	1,020.78	4.06	0.81

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
China	35%
Taiwan	15
South Korea	15
United States.	8
India	7
Brazil	6
South Africa	5
Russia	3
Mexico	2
Saudi Arabia	2
Malaysia	2
Thailand	1
Poland	1
Other#	— (a)
Liabilities in Excess of Other Assets	(2)

(a)	Rounds to less than 1% of net assets.
#	Includes holdings within countries/geographic regions that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

6	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Fund Summary as of April 30, 2021	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended April 30, 2021, the Fund outperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

Overall, the Fund performed well amid a volatile and uncertain economic backdrop. Early in the period, markets benefited from the early stages of reopening after COVID-19 lockdown measures imposed earlier in 2020. However, it was stronger-than-expected efficacy from vaccine developers in November that provided an accelerated market recovery. This prompted a sharp rotation away from momentum styles toward cyclical styles, as investors moved their expectations for an economic rebound forward. This became the dominant theme late in the period, as expedited vaccine rollouts provided a more ebullient market tone.

Overall, trend-based sentiment measures contributed the most to the Fund’s relative performance, having correctly captured the evolving market backdrop. Early in the period, these insights correctly identified emerging trends during the lockdown and initial reopening phases. Higher-frequency insights that look at data on online search activity, credit card transactions, and mobile application use all performed well, particularly among stocks in the retail industry. Despite coming under pressure in November 2020, trend-based measures once again led gains as the recovery broadened. Insights that tactically identified stocks sensitive to sentiment associated with news about vaccines and their rollout performed well. Elsewhere within sentiment, insights that took opposing views from consensus hedge-fund short positions were rewarded during the severe deleveraging in January 2021.

Macro thematic insights were also additive, motivating a posture favoring value and shorting growth and momentum toward the end of 2020, as regime-timing insights captured reflationary pressures. This benefited the Fund by producing sizable exposure to the recovery trends that boosted the market’s performance. Country positioning performed well, with long positions in the United States and short positions in Europe based on relative speeds of vaccine rollouts and increased mobility. Performance was also strong along the industry spectrum, with long positions in financials and energy driving gains amid a rally in value stocks. Similarly, fundamental value insights were some of the strongest performers late in the period during 2021, having benefited from their style preference. Top-down models motivated a net long position in November 2020, which the Fund maintained until the end of the period. The total net long equity exposure was approximately 9%, which contributed to overall performance as it successfully captured the market’s performance as equities reached new highs.

Conversely, despite broad strength, select insights partially offset gains and detracted from relative performance. During September 2020, the shift in investor focus away from company fundamentals toward macro risk weighed on performance. The combination of the U.S. election, adverse trends in COVID-19 case counts, and expectations for further fiscal policy support became dominant themes, and investors took profits from previous pandemic-related winners. The Fund’s short positions struggled during the resulting rotation, with losses unsurprisingly coming from fundamental quality measures. Performance continued to struggle into October 2020, with insights that seek to capture fundamental trends coming under pressure during earnings season.

Finally, given the strong valuation preference that manifested during the period, the Fund’s ESG-related measures slightly declined, with losses concentrated during 2021. These signals performed well during the early stages of the pandemic, often providing much-needed ballast and resilience. However, the value rally that became the dominant theme later in the period put pressure on the measures, as companies that score poorly by most ESG standards outperformed. As such, ESG flow-related insights that look at investor positioning based on carbon intensity were leading detractors from performance.

During the period, the Fund used derivatives to efficiently implement its stock selection strategy. The Fund’s use of derivatives contributed positively to Fund performance.

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance, as cash was principally held in conjunction with the Fund taking long and short positions via the use of total return swap contracts.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. These included a new insight that looked to capture companies within Europe likely to benefit from fiscal stimulus measures supporting sustainable businesses. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around vaccine development and sensitivity to a reflationary economic environment.

Describe portfolio positioning at period end.

The Fund maintained a pro-risk stance with a net long posture of 9%, supported by market timing macro models. The Fund retained a preference for value and volatility on the long side, and a negative stance to large-cap stocks on the short side.

Across sectors, long positions in consumer discretionary, industrials, and materials stocks underpinned the Fund’s stance favoring a continued reopening. These positions were funded by short positions in defensive industries such as pharmaceuticals, telecommunications stocks, and utilities. Stimulus and vaccine-related preferences dominated the Fund’s country positioning, with long positions in the United States, United Kingdom and Asia, and small short positions in Europe ex-U.K.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of April 30, 2021 (continued)	BlackRock Global Long/Short Equity Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The Fund commenced operations on December 20, 2012.

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)

Under normal circumstances, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

(c)

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks 3-month U.S. Treasury securities. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.

Performance Summary for the Period Ended April 30, 2021

		Average Annual Total Returns(a)

		1 Year		5 Years		Since Inception(b)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	5.74%	5.21%	N/A	3.52%	N/A	3.53%	N/A
Investor A	5.63	4.92	(0.59)%	3.23	2.12%	3.26	2.60%
Investor C	5.25	4.18	3.18	2.46	2.46	2.53	2.53
Class K	5.73	5.24	N/A	3.55	N/A	3.56	N/A
ICE BofA 3-Month U.S. Treasury Bill Index	0.05	0.11	N/A	1.18	N/A	0.74	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund commenced operations on December 20, 2012.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,057.40	$8.01	$1,000.00	$1,017.01	$7.85	1.57%
Investor A	1,000.00	1,056.30	9.28	1,000.00	1,015.77	9.10	1.82
Investor C	1,000.00	1,052.50	13.08	1,000.00	1,012.05	12.82	2.57
Class K	1,000.00	1,057.30	7.75	1,000.00	1,017.26	7.60	1.52

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

8	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Fund Summary as of April 30, 2021 (continued)	BlackRock Global Long/Short Equity Fund

Portfolio Information

GEOGRAPHIC ALLOCATION

	Percent of Total Investments(a)

Country/Geographic Region	Long	Short	Total
United States	24%	23%	47%
Japan	8	8	16
United Kingdom	4	3	7
France	2	2	4
Germany	2	2	4
Australia	1	2	3
Canada	2	1	3
Switzerland	1	1	2
Sweden	1	1	2
Other#	6	6	12

	51%	49%	100%

(a)	Total investments include the gross values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
#	Includes holdings within countries/geographic regions that are 1% or less of total investments. Please refer to the Schedule of Investments for such countries.

F U N D S U M M A R Y	9

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Global Long/Short Equity Fund shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. Class K Shares performance of BlackRock Advantage Emerging Markets Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on November 1, 2020 and held through April 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments April 30, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
MMG Ltd.(a)	220,000	$142,122

Brazil — 4.2%
AES Brasil Energia SA	25,165	63,607
Ambev SA	331,384	911,420
Ambev SA, ADR	94,305	262,168
B3 SA - Brasil Bolsa Balcao	20,950	198,622
Banco do Brasil SA	94,240	514,221
BRF SA(a)	22,103	84,594
BRF SA, ADR(a)	54,210	210,335
Cia de Saneamento de Minas Gerais-COPASA	198,458	614,147
Cia Siderurgica Nacional SA	13,925	126,098
CPFL Energia SA	120,470	650,913
Duratex SA	19,771	86,261
Itau Unibanco Holding SA, ADR	39,838	199,190
JBS SA	27,951	154,985
Klabin SA(a)	27,250	139,760
Localiza Rent a Car SA	66,902	791,929
M Dias Branco SA	25,726	126,071
Petroleo Brasileiro SA, ADR, Preference Shares	10,711	92,650
Porto Seguro SA	48,483	440,645
Telefonica Brasil SA	7,143	56,807
Ultrapar Participacoes SA	135,664	527,217
Ultrapar Participacoes SA, ADR	16,343	63,411
Usinas Siderurgicas de Minas Gerais SA Usiminas	17,736	73,301
Vale SA	44,773	898,584

		7,286,936

Chile — 0.1%
Banco Santander Chile	1,323,986	72,651
Enel Americas SA	651,089	92,680
Enel Chile SA(a)	521,875	35,613

		200,944

China — 34.8%
21Vianet Group, Inc., ADR(a)	1,573	43,902
3SBio, Inc.(a)(b)	363,000	343,153
AAC Technologies Holdings, Inc.	15,500	86,043
Addsino Co. Ltd., Class A	1,800	4,716
Agricultural Bank of China Ltd., Class A	211,700	104,574
Airtac International Group	12,000	500,834
Alibaba Group Holding Ltd., ADR(a)	35,342	8,162,235
A-Living Smart City Services Co. Ltd., Class H(b)	26,500	121,805
Angang Steel Co. Ltd., Class H	356,000	244,735
Anta Sports Products Ltd.	7,000	124,869
Baidu, Inc., ADR(a)	2,530	532,135
Bank of China Ltd., Class H	1,023,000	405,873
Baoshan Iron & Steel Co. Ltd., Class A	41,530	55,183
BBMG Corp., Class H	276,000	56,725
Beijing Enterprises Holdings Ltd.	163,500	533,336
Beijing New Building Materials PLC, Class A	12,500	88,802
Beijing Sinnet Technology Co. Ltd., Class A	16,550	35,945
BOE Technology Group Co. Ltd., Class A	623,700	702,944
BYD Co. Ltd., Class A	2,100	51,517
BYD Co. Ltd., Class H	24,000	499,068
CanSino Biologics, Inc., Class H(a)(b)	4,400	219,179
China Conch Venture Holdings Ltd.	35,000	165,141
China Construction Bank Corp., Class A	205,500	213,450
China Everbright Bank Co. Ltd., Class A	93,700	54,645
China Life Insurance Co. Ltd., Class H	199,000	403,403
China Longyuan Power Group Corp. Ltd., Class H	52,000	76,468
China Merchants Bank Co. Ltd., Class A	18,200	147,820

Security	Shares	Value

China (continued)
China National Building Material Co. Ltd., Class H	34,000	$49,099
China Overseas Land & Investment Ltd.	66,500	168,302
China Petroleum & Chemical Corp., Class A	805,500	530,936
China Railway Group Ltd., Class A	249,500	207,447
China Resources Cement Holdings Ltd.	472,000	514,160
China Resources Gas Group Ltd.	20,000	108,212
China Resources Pharmaceutical Group Ltd.(b)	287,000	193,267
China Vanke Co. Ltd., Class H	47,600	166,453
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	142,500	253,875
Country Garden Services Holdings Co. Ltd.	24,000	251,420
CSPC Pharmaceutical Group Ltd.	460,720	568,684
East Group Co. Ltd., Class A	40,900	39,355
ENN Energy Holdings Ltd.	17,300	295,217
Focus Media Information Technology Co. Ltd., Class A	193,755	321,709
Fu Jian Anjoy Foods Co. Ltd., Class A	1,715	66,613
Ganfeng Lithium Co. Ltd., Class A	1,307	21,895
GCL System Integration Technology Co. Ltd., Class A(a).	69,100	33,076
GDS Holdings Ltd., ADR(a)	2,169	179,962
Geely Automobile Holdings Ltd.	110,000	286,516
GoerTek, Inc., Class A	145,513	842,617
Great Wall Motor Co. Ltd., Class H	75,000	186,193
Guangzhou Automobile Group Co. Ltd., Class H	40,000	34,124
Guoxuan High-Tech Co. Ltd., Class A(a)	7,649	40,849
Haier Smart Home Co. Ltd., Class H(a)	12,400	53,326
Haitong Securities Co. Ltd., Class H	103,200	92,290
Hangzhou Robam Appliances Co. Ltd., Class A	38,210	225,933
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	6,700	131,288
Hengtong Optic-Electric Co. Ltd., Class A	22,700	40,503
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,791	163,655
Hualan Biological Engineering, Inc., Class A	10,700	69,324
Huatai Securities Co. Ltd., Class H(b)	191,400	273,114
Huaxia Bank Co. Ltd., Class A	174,800	168,405
Industrial & Commercial Bank of China Ltd., Class A	131,100	103,815
Industrial & Commercial Bank of China Ltd., Class H	1,339,000	868,866
Industrial Bank Co. Ltd., Class A	119,200	399,560
Innovent Biologics, Inc.(a)(b)	6,500	70,504
Jafron Biomedical Co. Ltd.	10,200	151,569
JD.com, Inc., ADR(a)	44,647	3,453,892
Jiumaojiu International Holdings Ltd.(a)(b)	34,000	141,667
Kingboard Holdings Ltd.	13,500	79,724
Kingdee International Software Group Co. Ltd.(a)	58,000	191,003
Lenovo Group Ltd.	1,074,000	1,467,464
Li Ning Co. Ltd.	19,500	158,256
LONGi Green Energy Technology Co. Ltd., Class A	7,603	115,946
Meituan, Class B(a)(b)	73,400	2,809,332
NARI Technology Co. Ltd., Class A	5,200	25,600
NetEase, Inc., ADR	15,508	1,737,826
New China Life Insurance Co. Ltd., Class H	50,500	194,006
New Oriental Education & Technology Group, Inc.(a)	4,800	73,774
New Oriental Education & Technology Group, Inc., ADR(a)	85,227	1,300,564
NIO, Inc., ADR(a)	25,944	1,033,609
Pharmaron Beijing Co. Ltd., Class H(b)	8,600	177,562
PICC Property & Casualty Co. Ltd., Class H	226,000	221,252
Ping An Insurance Group Co. of China Ltd., Class A	39,300	439,029
Ping An Insurance Group Co. of China Ltd., Class H	171,000	1,864,287
RiseSun Real Estate Development Co. Ltd., Class A	1	1
Sanan Optoelectronics Co. Ltd., Class A	5,100	19,673
Shanghai Baosight Software Co. Ltd., Class A	10,474	102,272
Shanghai Electric Group Co. Ltd., Class A(a)	56,276	44,347
Shanghai Electric Group Co. Ltd., Class H(a)	182,000	63,165

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) April 30, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Junshi Biosciences Co Ltd, Class H(a)(b)	9,800	$101,716
Shanghai Pudong Development Bank Co. Ltd., Class A	262,200	406,605
Shenzhen Capchem Technology Co. Ltd., Class A	11,500	136,268
Shenzhen Expressway Co. Ltd., Class H	74,000	76,605
Shimao Property Holdings Ltd.	88,000	254,192
Shimao Services Holdings Ltd(a)(b)	32,000	83,221
Sinoma Science & Technology Co. Ltd., Class A	27,226	91,847
Sinopharm Group Co. Ltd., Class H	91,200	281,292
Sinotruk Hong Kong Ltd.	13,000	31,942
Sunac China Holdings Ltd.	224,000	868,842
Sungrow Power Supply Co. Ltd., Class A	1,700	23,444
Sunny Optical Technology Group Co. Ltd.	5,900	143,029
TAL Education Group, ADR(a)	14,768	841,038
Tencent Holdings Ltd.	135,900	10,841,014
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,400	14,439
Tianneng Power International Ltd.	36,000	66,008
Tingyi Cayman Islands Holding Corp.	288,000	517,476
Tongwei Co. Ltd., Class A	40,855	220,621
Tsingtao Brewery Co. Ltd., Class A	13,700	192,121
Vipshop Holdings Ltd., ADR(a)	3,771	116,034
Want Want China Holdings Ltd.	429,000	310,047
Weichai Power Co. Ltd., Class A(a)	6,768	18,840
Weichai Power Co. Ltd., Class H	48,000	111,105
WuXi AppTec Co. Ltd., Class H(b)	90,900	2,141,683
Wuxi Biologics Cayman, Inc.(a)(b)	136,000	1,909,140
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,105	15,006
Xiaomi Corp., Class B(a)(b)	141,600	446,229
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,900	7,307
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	14,400	23,726
Xinyi Solar Holdings Ltd.	80,000	133,426
Yadea Group Holdings Ltd.(b)	22,000	48,164
Yum China Holdings, Inc.	5,074	319,256
Zhejiang Chint Electrics Co. Ltd., Class A	8,700	44,587
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	116,100	382,576
Zhejiang Weixing New Building Materials Co. Ltd., Class A	165,405	599,443
Zhengzhou Yutong Bus Co. Ltd., Class A	21,100	44,272
Zhuzhou CRRC Times Electric Co. Ltd., Class H	8,900	35,336
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	749,800	1,036,460
ZTE Corp., Class A	4,600	20,484
ZTE Corp., Class H	26,200	65,273

		60,884,998

Colombia — 0.1%
Bancolombia SA, ADR	8,295	248,269

Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	132,000	141,652

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC(a)	38,082	263,075

India — 7.0%
Adani Green Energy Ltd.(a)	7,303	100,323
Amara Raja Batteries Ltd.	6,119	66,847
Asian Paints Ltd.	30,107	1,029,430
Container Corp. Of India Ltd.	3,409	27,094
Dabur India Ltd.	152,076	1,103,755
Exide Industries Ltd.	44,380	106,385
Federal Bank Ltd.(a)	67,300	72,573
Havells India Ltd.	26,915	359,112

Security	Shares	Value

India (continued)
HCL Technologies Ltd.	65,750	$796,656
HDFC Bank Ltd.(a)	51,354	975,725
HDFC Bank Ltd., ADR(a)	7,226	507,843
HDFC Life Insurance Co. Ltd.(a)(b)	1,353	12,128
Housing Development Finance Corp. Ltd.	56,518	1,840,524
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	56,476	397,396
IndusInd Bank Ltd.(a)	24,806	311,769
Infosys Ltd.	20,326	369,399
ITC Ltd.	70,908	193,625
Kalpataru Power Transmission Ltd.	14,373	71,367
KEC International Ltd.(a)	12,623	68,247
Kotak Mahindra Bank Ltd.(a)	24,642	580,195
Oil & Natural Gas Corp. Ltd.	69,877	101,525
Tata Consultancy Services Ltd.	47,193	1,931,305
Tata Steel Ltd.	58,712	816,667
Thermax Ltd.(a)	4,666	92,912
UPL Ltd.	11,040	90,266
Wipro Ltd.	22,212	146,903

		12,169,971

Indonesia — 0.3%
Bank Central Asia Tbk PT	237,700	526,211

Malaysia — 1.6%
CIMB Group Holdings Bhd	171,800	173,440
Malayan Banking Bhd	515,000	1,034,337
Maxis Bhd	80,600	90,481
Public Bank Bhd	948,700	960,489
RHB Bank Bhd	305,700	388,453
Sime Darby Bhd	425,900	234,887

		2,882,087

Mexico — 2.1%
Alfa SAB de CV, Class A	260,243	182,043
Arca Continental SAB de CV	99,785	534,269
Cemex SAB de CV(a)	305,562	242,706
Cemex SAB de CV, ADR(a)	60,743	479,262
Coca-Cola Femsa SAB de CV	60,696	284,139
Coca-Cola Femsa SAB de CV, ADR	9,950	467,352
Grupo Bimbo SAB de CV, Series A	201,024	402,306
Grupo Financiero Banorte SAB de CV, Class O	151,675	862,938
Kimberly-Clark de Mexico SAB de CV, Class A	136,288	235,478

		3,690,493

Peru — 0.1%
Hochschild Mining PLC	60,787	155,924

Poland — 0.7%
Bank Polska Kasa Opieki SA(a)	42,097	888,082
Polski Koncern Naftowy ORLEN SA	16,542	290,616

		1,178,698

Romania — 0.3%
NEPI Rockcastle PLC	70,022	471,722

Russia — 2.5%
Aeroflot PJSC(a)	216,767	184,804
LUKOIL PJSC	17,178	1,324,673
LUKOIL PJSC, ADR	13,708	1,049,173
MMC Norilsk Nickel PJSC	1,279	436,345
Novatek PJSC, GDR, Registered Shares	1,843	331,895
PhosAgro PJSC, GDR, Registered Shares	4,169	76,585
Severstal PAO	3,839	90,513

12	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Sistema PJSFC	1,393,084	$626,932
Tatneft PJSC	27,200	183,062

		4,303,982

Saudi Arabia — 1.7%
Al Rajhi Bank	46,140	1,214,831
Saudi Arabian Mining Co.(a)	8,904	135,520
Saudi Basic Industries Corp.	25,445	838,592
Saudi British Bank(a)	13,182	108,087
Saudi National Bank	50,809	769,546

		3,066,576

South Africa — 5.4%
Absa Group Ltd.(a)	33,900	285,831
Anglo American Platinum Ltd.	949	129,596
AngloGold Ashanti Ltd.	8,332	171,866
AngloGold Ashanti Ltd., ADR	35,525	731,105
AVI Ltd.	9,101	44,512
Barloworld Ltd.(a)	45,874	302,558
FirstRand Ltd.	207,830	731,062
Foschini Group Ltd.(a)	14,815	117,499
Gold Fields Ltd.	59,462	557,985
Gold Fields Ltd., ADR	29,666	278,267
Growthpoint Properties Ltd.	158,516	158,707
Impala Platinum Holdings Ltd.	4,519	84,442
Investec Ltd.	39,348	149,602
Naspers Ltd., N Shares	16,645	3,788,069
Nedbank Group Ltd.(a)	12,381	126,147
Netcare Ltd.(a)	277,237	287,894
Old Mutual Ltd.	444,130	386,591
Sanlam Ltd.	74,068	285,958
Shoprite Holdings Ltd.	4,281	42,682
Standard Bank Group Ltd.	89,560	728,366
Telkom SA SOC Ltd.	27,064	73,172
Vodacom Group Ltd.	113	980

		9,462,891

South Korea — 14.5%
CJ Logistics Corp.(a)	1,776	273,128
Dongkuk Steel Mill Co. Ltd.	7,189	153,981
Doosan Bobcat, Inc.(a)	12,404	507,225
Doosan Co. Ltd.	1,032	58,531
GS Holdings Corp.	5,277	203,470
Hankook Tire & Technology Co. Ltd.	683	29,471
Hanon Systems	11,288	164,434
Hanwha Solutions Corp.(a)	2,258	92,678
Hyosung TNC Corp.	144	93,229
Hyundai Construction Equipment Co. Ltd.(a)	4,435	221,584
Hyundai Elevator Co. Ltd.	2,723	110,742
Hyundai Glovis Co. Ltd.	2,558	439,950
Hyundai Marine & Fire Insurance Co. Ltd.	8,430	184,043
Hyundai Mobis Co. Ltd.	2,736	662,188
Kakao Corp.	4,123	419,832
Korea Gas Corp.(a)	4,839	151,609
KT Corp.	9,391	238,990
KT Corp., ADR	58,469	736,710
LG Chem Ltd.	698	582,682
LG Display Co. Ltd.(a)	12,677	275,301
LG Display Co. Ltd., ADR(a)	15,078	162,541
LG Household & Health Care Ltd.	684	944,692
LG Innotek Co. Ltd.	320	57,423
LS Electric Co. Ltd.	2,718	138,576
NAVER Corp.	5,855	1,885,439

Security	Shares	Value

South Korea (continued)
NCSoft Corp.	508	$377,890
POSCO	4,704	1,537,336
Posco International Corp.	23,227	436,590
S-1 Corp.	303	22,200
Samsung C&T Corp.	786	95,652
Samsung Electronics Co. Ltd.	124,866	9,100,918
Samsung Electronics Co. Ltd., Registered Shares, GDR	235	428,186
Samsung Fire & Marine Insurance Co. Ltd.	2,984	530,128
Samsung SDI Co. Ltd.	1,034	603,525
Samsung SDS Co. Ltd.	877	143,823
Seoul Semiconductor Co. Ltd.	4,020	67,659
Shinhan Financial Group Co. Ltd.	18,225	654,924
Shinhan Financial Group Co. Ltd., ADR	1,637	58,506
SK Innovation Co. Ltd.(a)	1,071	259,047
SK Telecom Co. Ltd.	6,770	1,843,972
SK Telecom Co. Ltd., ADR	5,736	172,310
Woori Financial Group, Inc.	25,545	245,535

		25,366,650

Taiwan — 15.1%
Acer, Inc.	194,000	237,106
Arcadyan Technology Corp.	26,000	104,366
AU Optronics Corp.(a)	176,000	206,035
Bizlink Holding, Inc.	56,000	518,256
China Steel Corp.	123,000	172,140
Chung Hung Steel Corp.(a)	29,000	43,944
CTBC Financial Holding Co. Ltd.	751,000	611,195
Delta Electronics, Inc.	183,000	1,960,464
Eva Airways Corp.	676,000	455,078
Evergreen Marine Corp. Taiwan Ltd.(a)	222,000	624,559
Everlight Electronics Co. Ltd.	49,000	81,068
Formosa Plastics Corp.	13,000	49,145
Giant Manufacturing Co. Ltd.	7,000	88,892
Global Unichip Corp.	5,000	71,238
Gourmet Master Co. Ltd.	10,000	66,537
Grand Pacific Petrochemical(a)	59,000	70,553
Hiwin Technologies Corp.	6,000	90,522
Hon Hai Precision Industry Co. Ltd.	87,000	357,661
Hota Industrial Manufacturing Co. Ltd.	14,000	51,502
Hotai Motor Co. Ltd.	9,000	193,662
Hsin Kuang Steel Co. Ltd.	26,000	74,640
Largan Precision Co. Ltd.	3,000	331,885
Makalot Industrial Co. Ltd.	21,926	192,313
MediaTek, Inc.	61,000	2,557,276
Merida Industry Co., Ltd.	10,000	118,959
Nan Ya Plastics Corp.	149,000	468,229
Novatek Microelectronics Corp.	20,000	441,255
Parade Technologies Ltd.	8,000	392,264
Primax Electronics Ltd.	365,000	789,781
Quanta Computer, Inc.	287,000	1,004,500
Realtek Semiconductor Corp.	39,000	735,731
Sunonwealth Electric Machine Industry Co. Ltd.	43,000	81,182
Taiwan High Speed Rail Corp.	40,000	44,957
Taiwan Semiconductor Manufacturing Co. Ltd.	498,000	10,487,684
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,027	353,372
TPK Holding Co. Ltd.(a)	60,000	116,542
Uni-President Enterprises Corp.	480,000	1,285,659
Visual Photonics Epitaxy Co. Ltd.	214,000	893,731
Voltronic Power Technology Corp.	1,000	45,450

		26,469,333

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) April 30, 2021	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 1.1%
Home Product Center PCL, NVDR	1,489,900	$673,275
Indorama Ventures PCL, NVDR	49,300	75,866
Siam Cement PCL, NVDR	74,200	1,099,570

		1,848,711

Turkey — 0.3%
Arcelik AS	38,130	158,313
Aselsan Elektronik Sanayi Ve Ticaret AS	28,400	51,457
Turkcell Iletisim Hizmetleri AS	126,986	227,628
Yapi ve Kredi Bankasi AS	183,896	46,583

		483,981

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	25,948	44,195
Aldar Properties PJSC	221,657	211,239
Dubai Islamic Bank PJSC	33,388	40,392
Emaar Properties PJSC	47,249	47,702
Emirates Telecommunications Group Co. PJSC	32,999	190,278
First Abu Dhabi Bank PJSC	50,573	195,726

		729,532

Total Common Stocks — 92.6% (Cost: $132,919,719)		161,974,758

Preferred Securities

Preferred Stocks — 2.1%

Brazil — 2.1%
Banco Bradesco SA, Preference Shares	248,784	1,092,311
Braskem SA, Preference Shares, Class A(a)	10,894	105,289

Security	Shares	Value

Brazil (continued)
Gerdau SA, Preference Shares	20,578	$125,846
Itau Unibanco Holding SA, Preference Shares	24,206	122,678
Petroleo Brasileiro SA, Preference Shares	516,792	2,247,149

		3,693,273

Total Preferred Securities — 2.1% (Cost: $3,296,912)		3,693,273

Total Long-Term Investments — 94.7% (Cost: $136,216,631)		165,668,031

Short-Term Securities

Money Market Funds — 7.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(c)(d)	13,397,402	13,397,402

Total Short-Term Securities — 7.6% (Cost: $13,397,402)		13,397,402

Total Investments — 102.3% (Cost: $149,614,033)		179,065,433

Liabilities in Excess of Other Assets — (2.3)%		(4,065,857)

Net Assets — 100.0%		$174,999,576

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,615,413	$2,781,989	(a)	$—	$—	$—	$13,397,402	13,397,402	$3,390		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	429	(a)	—	(429)	—	—	—	1,566	(c)	—

					$(429)	$—	$13,397,402		$4,956		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index.	143	06/18/21	$9,557	$61,207

14	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$61,207	$—	$—	$—	$61,207

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,156,513	$—	$—	$—	$3,156,513
Swaps	—	—	(68,401)	—	—	—	(68,401)

	$—	$—	$3,088,112	$—	$—	$—	$3,088,112

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(664,746)	$—	$—	$—	$(664,746)
Swaps	—	—	87,471	—	—	—	87,471

	$—	$—	$(577,275)	$—	$—	$—	$(577,275)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long.	$7,433,474
Total return swaps
Average notional value	$127,788

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$142,122	$—	$142,122
Brazil	7,286,936	—	—	7,286,936
Chile	200,944	—	—	200,944
China	17,720,453	43,164,545	—	60,884,998
Colombia	248,269	—	—	248,269
Hong Kong	—	141,652	—	141,652
Hungary	—	263,075	—	263,075
India	507,843	11,662,128	—	12,169,971
Indonesia	—	526,211	—	526,211
Malaysia	—	2,882,087	—	2,882,087
Mexico	3,690,493	—	—	3,690,493

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) April 30, 2021	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Peru	$—	$155,924	$—	$155,924
Poland	—	1,178,698	—	1,178,698
Romania	471,722	—	—	471,722
Russia	76,585	4,227,397	—	4,303,982
Saudi Arabia	877,633	2,188,943	—	3,066,576
South Africa	1,918,897	7,543,994	—	9,462,891
South Korea	1,152,267	24,214,383	—	25,366,650
Taiwan	545,685	25,923,648	—	26,469,333
Thailand	—	1,848,711	—	1,848,711
Turkey	279,085	204,896	—	483,981
United Arab Emirates	190,278	539,254	—	729,532
Preferred Securities
Preferred Stocks	3,693,273	—	—	3,693,273
Short-Term Securities
Money Market Funds	13,397,402	—	—	13,397,402

	$52,257,765	$126,807,668	$—	$179,065,433

Derivative Financial Instruments(a)
Assets
Equity Contracts	$61,207	$—	$—	$61,207

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments April 30, 2021	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

United States — 0.0%
Palantir Technologies, Inc., Class A(a)	4	$92

Total Common Stocks — 0.0% (Cost: $24)		92

Preferred Securities

Preferred Stocks — 0.5%(b)(c)

United States — 0.5%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)	8,264	—
Series 8, (Acquired 08/31/15, Cost: $1,750,010)	823,530	8
Illumio Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)	466,730	2,567,015

		2,567,023

Total Preferred Securities — 0.5% (Cost: $3,250,011)		2,567,023

	Par (000)

U.S. Treasury Obligations

U.S. Treasury Floating Rate Note, (3 mo.Treasury money market yield + 0.05%), 0.07%, 01/31/23(d)	$14,633	14,638,158

Total U.S. Treasury Obligations — 3.0% (Cost: $14,634,863)		14,638,158

Total Long-Term Investments — 3.5% (Cost: $17,884,898)		17,205,273

	Shares

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(e)(f)	18,454,009	18,454,009

	Par (000)
U.S. Treasury Obligations — 90.5%
U.S. Treasury Bills(g)
0.09%, 05/11/21 - 07/08/21	$47,545	47,544,355

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bills(g) (continued)
0.01%, 05/18/21 - 06/29/21	$156,240	$156,238,824
0.02%, 05/27/21 - 07/08/21	34,000	33,999,282
0.00%, 06/01/21 - 06/03/21	24,815	24,814,875
0.08%, 07/06/21	10,000	9,999,858
0.03%, 07/27/21	7,570	7,569,732
0.14%, 11/04/21	5,120	5,119,082
0.11%, 12/02/21 - 12/30/21	14,446	14,443,439
U.S. Treasury Cash Management Bill, 0.06%, 05/04/21(g)	90,000	89,999,994
U.S. Treasury Floating Rate Note(d)
(3 mo.Treasury money market yield + 0.22%), 0.24%, 07/31/21	20,000	20,010,580
(3 mo.Treasury money market yield + 0.30%), 0.32%, 10/31/21	13,000	13,019,345
(3 mo.Treasury money market yield + 0.06%), 0.08%, 10/31/22	20,000	20,010,019
U.S. Treasury Notes, (3 mo.Treasury money market yield + 0.15%), 0.17%, 01/31/22(d)	4,925	4,930,377

		447,699,762

Total Short-Term Securities — 94.2% (Cost: $466,081,220)		466,153,771

Options Purchased — 0.0% (Cost: $364,981)		211,896

Total Investments Before Options Written — 97.7% (Cost: $484,331,099)		483,570,940

Options Written — (0.0)% (Premiums Received: $(173,286))		(58,610)

Total Investments, Net of Options Written — 97.7% (Cost: $484,157,813)		483,512,330
Other Assets Less Liabilities — 2.3%		11,265,760

Net Assets — 100.0%		$494,778,090

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,567,023, representing 0.52% of its net assets as of period end, and an original cost of $3,250,011.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,238,130	$4,215,879	(a)	$—	$—	$—	$18,454,009	18,454,009	$3,743	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index.	119	05/21/21	$8,893	$32,590
Topix Index	110	06/10/21	19,139	(319,045)
S&P/TSE 60 Index	49	06/17/21	9,053	22,979
DAX Index	27	06/18/21	12,309	110,572
FTSE 100 Index	61	06/18/21	5,844	6,071
FTSE/MIB Index	86	06/18/21	12,361	(185,873)
Russell 2000 E-Mini Index	92	06/18/21	10,403	(253,713)
S&P 500 E-Mini Index	195	06/18/21	40,700	1,589,310

				1,002,891

Short Contracts
Amsterdam Index	192	05/21/21	32,506	(50,395)
IBEX 35 Index	54	05/21/21	5,718	(47,820)
OMXS 30 Index	762	05/21/21	19,974	98,815
MSCI Sing Index	446	05/28/21	12,124	(8,941)
SPI 200 Index.	49	06/17/21	6,608	37,402
Euro Stoxx 50 Index	112	06/18/21	5,305	(200,203)

				(171,142)

				$831,749

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Stoxx Banks	3,000	05/21/21	EUR	95.00	EUR	13,784	$211,896

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Call
Euro Stoxx Banks	3,000	05/21/21	EUR	100.00	EUR 13,784	$(58,610)

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market Future June 2021	CHF 2,763,436	HSBC Bank PLC	06/18/21	CHF 3,030	$(12,522)	$—	$(12,522)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

18	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	At Termination	Bank of America N.A.(b)	02/15/23	$902,442	$(279,435	)(c)	$442,332	29.4%
	At Termination	Bank of America N.A.(d)	02/15/23	(785,489)	572,685	(e)	59,308	39.1
	At Termination	Deutsche Bank A.G.(f)	09/06/21 – 08/21/25	4,485,840	(1,169,123	)(g)	2,379,937	77.8
	At Termination	Goldman Sachs & Co.(h)	02/27/23 – 02/28/23	(1,031,734)	831,446	(i)	204,869	73.4
	At Termination	Goldman Sachs & Co.(j)	02/27/23 – 02/28/23	(2,978,340)	3,401,043	(k)	772,774	43.4
	At Termination	UBS AG(l)	06/29/21 – 07/08/21	(1,213,948)	504,755	(m)	(849,481)	6.5

					$3,861,371		$3,009,739

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $180,675 of net dividends and financing fees.
(e)	Amount includes $(272,112) of net dividends and financing fees.
(g)	Amount includes $936,780 of net dividends and financing fees.
(i)	Amount includes $(405,157) of net dividends and financing fees.
(k)	Amount includes $(350,071) of net dividends and financing fees.
(m)	Amount includes $140,288 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-1450 basis points	0-1300 basis points	18-150 basis points
Benchmarks:	AUD - 1M Australian Bank Bill Rate (BBSW)	AUD - 1M Australian Bank Bill Rate (BBSW)	AUD - 1M Australian Bank Bill Rate (BBSW)
	Bank of Canada Overnight Rate Target	Bank of Canada Overnight Rate Target	CHF - 1W Swiss Franc LIBOR Rate BBA
	(CABROVER)	(CABROVER)	(SF0001W)
	CHF - 1W Swiss Franc LIBOR Rate BBA	CHF - 1W Swiss Franc LIBOR Rate BBA	DKK - Annualized Overnight Deposit MID Rate
	(SF0001W)	(SF0001W)	EUR - 1W Euro Interbank Offer Rate (EURIBOR)
	DKK - 1W Copenhagen Interbank Swap Rate	DKK - 1W Copenhagen Interbank Swap Rate	GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)
	(CIBOR)	(CIBOR)	HKD - 1M Hong Kong Interbank Offer rate (HIBOR)
	EUR - 1W Euro Interbank Offer Rate (EURIBOR)	EUR - 1W Euro Interbank Offer Rate (EURIBOR)	ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
	GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)	GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)	JPY - 1M Japanese Yen LIBOR Rate BBA
	HKD - 1W Hong Kong Interbank Offer rate (HIBOR)	HKD - 1W Hong Kong Interbank Offer rate (HIBOR)	(JY0001M)
	ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)	ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)	NOK - Norwegian Overnight Weighted Average
	JPY - 1W Japanese Yen LIBOR Rate BBA	JPY - 1W Japanese Yen LIBOR Rate BBA	(NOWA)
	(JY0001W)	(JY0001W)	NZD - 1D New Zealand Official Overnight Deposit
	NOK - 1W Norway Interbank Offer Rate (NIBOR)	NOK - 1W Norway Interbank Offer Rate (NIBOR)	Rate (NZOCO)
	NZD - 1M New Zealand Bank Bill Rate (BBR)	NZD - 1M New Zealand Bank Bill Rate (BBR)	SEK - 1W Stockholm Interbank Offer Rate
	SEK - 1W Stockholm Interbank Offer Rate	SEK - 1W Stockholm Interbank Offer Rate	(STIBOR)
	(STIBOR)	(STIBOR)	SGD - 1M Singapore Assoc of Banks Swap Offer
	SGD - 1M Singapore Assoc of Banks Swap Offer	SGD - 1M Singapore Assoc of Banks Swap Offer	rate
	rate (SOR)	rate (SOR)	USD - 1D Overnight Bank Funding Rate (OBFR01)
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps (continued)

(h)	(j)	(l)
15-889 basis points	15-1375 basis points	20-1475 basis points
CAD - 1D Overnight Bank of Canada Repo Rate	CAD - 1D Overnight Bank of Canada Repo Rate	CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)	(CORRA)	(CORRA)
CHF - 1D Overnight Swiss Franc LIBOR Rate BBA	CHF - 1D Overnight Swiss Franc LIBOR Rate BBA	CHF - 1D Overnight Swiss Franc LIBOR Rate BBA
(CHFONLIB)	(CHFONLIB)	(CHFONLIB)
DKK - Danish Tom/Next Reference Rate	DKK - Danish Tom/Next Reference Rate	DKK - 1W Copenhagen Interbank Swap Rate
(DETNT/N)	(DETNT/N)	(CIBOR)
EUR - 1D Effective Overnight Index Average	EUR - 1D Effective Overnight Index Average	EUR - 1D Effective Overnight Index Average
(EONIA)	(EONIA)	(EONIA)
GBP - 1D Sterling Overnight Index Average	GBP - 1D Sterling Overnight Index Average	GBP - 1D Overnight Sterling LIBOR Rate BBA
(SONIA)	(SONIA)	(GBPONLIB)
HKD - 1D Overnight Index Swap Rate	HKD - 1D Overnight Index Swap Rate	HKD - 2W Hong Kong Interbank Offer rate (HIBOR)
(HKDONOIS)	(HKDONOIS)	JPY - 1D Japanese Yen Spot Next BBA LIBOR
ILS - 1D Overnight Tel Aviv Interbank Offer Rate	ILS - 1D Overnight Tel Aviv Interbank Offer Rate	(JY000S/N)
(TELBOR)	(TELBOR)	NOK - Norwegian Overnight Weighted Average
JPY - 1D Overnight Tokyo Average Rate (TONAT)	JPY - 1D Overnight Tokyo Average Rate (TONAT)	(NOWA)
NOK - Norwegian Overnight Weighted Average	NOK - Norwegian Overnight Weighted Average	NZD - 1M New Zealand Bank Bill Rate (BBR)
(NOWA)	(NOWA)	RBA Interbank Overnight Cash Rate
RBA Interbank Overnight Cash Rate	NZD - 1D New Zealand Official Overnight Deposit	SEK - TN Stockholm Interbank Offer Rate
SEK - 1D Overnight Stockholm Interbank Offer	Rate (NZOCO)	(STIBOR)
Rate (STIBOR)	RBA Interbank Overnight Cash Rate	SGD - 1D Overnight Singapore Assoc of Banks
SGD - 1D Singapore Assoc of Banks Swap Offer	SEK - 1D Overnight Stockholm Interbank Offer	Rate (SIBOR)
Rate (SOR)	Rate (STIBOR)
USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)	(FEDL01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Appen Ltd.	2,828	$34,989	7.9%
Flight Centre Travel Group Ltd.	1,177	15,187	3.4
IDP Education Ltd.	10,380	181,306	41.0
IOOF Holdings Ltd.	248,456	697,868	157.8
JB Hi-Fi Ltd.	12,045	428,501	96.9
Link Administration Holdings Ltd.	22,352	85,644	19.4
Metcash Ltd.	107,714	295,104	66.7
Platinum Asset Management Ltd.	2,853	10,358	2.3
Technology One Ltd.	84,513	616,564	139.4

		2,365,521
Austria voestalpine AG	13,272	575,796	130.2

Canada
Canada Goose Holdings, Inc.	3,363	142,154	32.1
Cargojet Inc.	4,210	619,914	140.1
CI Financial Corp.	35,573	571,877	129.3
Crescent Point Energy Corp.	132,869	524,277	118.5
Enghouse Systems Ltd.	7,943	376,229	85.1
H&R Real Estate Investment Trust	2,396	29,688	6.7
Hudbay Minerals Inc.	61,125	456,517	103.2
Innergex Renewable Energy Inc.	14,415	246,280	55.7

Security	Shares	Value	% of Basket Value

Canada (continued)
Wheaton Precious Metals Corp.	44,077	$1,828,488	413.4%
Whitecap Resources, Inc.	103,580	453,370	102.5

		5,248,794

Denmark
GN Store Nord A/S	5,413	488,183	110.4
ISS A/S	31,455	596,448	134.8
Rockwool International AS	764	341,735	77.3

		1,426,366

Finland
Neste OYJ	594	35,920	8.1
Outokumpu OYJ	124,933	811,916	183.6

		847,836

France
ALD SA	37,811	594,473	134.4
Alten SA	19	2,379	0.5
Eiffage SA	5,052	553,384	125.1
Nexans SA	3,694	303,379	68.6
Rexel SA	6,485	127,477	28.8
SCOR SE	10,266	331,709	75.0
Unibail-Rodamco-Westfield	7,289	600,261	135.7
Valeo SA	4,766	154,364	34.9
Vinci SA	2,169	238,004	53.8

		2,905,430

Germany
Daimler AG	427	38,003	8.6
Duerr AG	2,248	94,202	21.3
HelloFresh SE	3,668	304,280	68.8
Knorr-Bremse AG	5,996	734,966	166.1

20	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Schaeffler AG.	100,689	$907,552	205.2%
thyssenkrupp AG	68,052	909,780	205.7

		2,988,783

Hong Kong
ASM Pacific Technology Ltd.	1,400	21,145	4.8
Cathay Pacific Airways Ltd.	26,000	22,928	5.2
Dah Sing Banking Group Ltd.	20,400	22,361	5.0
Dah Sing Financial Holdings Ltd.	61,200	197,655	44.7
Guotai Junan International Holdings Ltd.	589,000	106,452	24.1
Kerry Logistics Network Ltd.	66,500	199,611	45.1
NWS Holdings Ltd.	58,000	64,011	14.5
Vitasoy International Holdings Ltd.	76,000	293,466	66.3
Yue Yuen Industrial Holdings Ltd.	9,000	22,525	5.1

		950,154

Ireland
DCC PLC	4,296	372,760	84.3

Italy
Banca Mediolanum SpA	8,047	75,082	17.0
Prysmian SpA	568	17,771	4.0

		92,853

Japan
Aisin Corp.	37,200	1,431,823	323.7
Alfresa Holdings Corp.	11,600	207,938	47.0
Amada Co. Ltd.	7,300	79,179	17.9
Asics Corp.	4,200	66,737	15.1
ASKUL Corp	4,700	171,931	38.9
Canon Marketing Japan, Inc.	4,300	103,811	23.5
Casio Computer Co. Ltd.	28,200	499,316	112.9
DIC Corp.	56,700	1,449,198	327.6
Dowa Holdings Co. Ltd.	400	16,718	3.8
FANUC Corp.	2,400	552,678	124.9
JFE Holdings, Inc.	23,100	303,759	68.7
Komatsu Ltd.	6,000	176,428	39.9
Konica Minolta, Inc.	36,600	207,580	46.9
K’s Holdings Corp.	6,300	85,946	19.4
Lawson, Inc.	6,700	301,105	68.1
Mazda Motor Corp.	21,800	169,281	38.3
Mitsubishi Heavy Industries Ltd.	11,600	345,313	78.1
Mitsubishi Materials Corp.	92,800	2,085,720	471.5
NGK Spark Plug Co. Ltd.	17,700	295,586	66.8
NHK Spring Co. Ltd.	136,100	1,005,148	227.2
Nippon Shinyaku Co. Ltd.	500	33,672	7.6
NOK Corp.	16,200	208,784	47.2
PALTAC Corp.	200	10,420	2.3
Pan Pacific International Holdings Corp.	10,300	222,020	50.2
Persol Holdings Co. Ltd.	9,100	167,588	37.9
Pigeon Corp.	34,500	1,170,878	264.7
Recruit Holdings Co. Ltd.	28,000	1,262,449	285.4
Ricoh Co. Ltd.	3,900	41,676	9.4
Seiko Epson Corp.	51,600	880,379	199.0
Shimadzu Corp.	28,800	1,009,237	228.2
Sumitomo Chemical Co. Ltd.	70,700	360,867	81.6
Yamada Holdings Co. Ltd.	33,500	166,771	37.7

		15,089,936

Luxembourg
RTL Group SA	9,269	544,953	123.2

Security	Shares	Value	% of Basket Value

Singapore
ComfortDelGro Corp. Ltd.	680,100	$877,522	198.4%
Golden Agri-Resources Ltd.	1,220,000	228,830	51.7
Keppel REIT.	20,900	19,450	4.4

		1,125,802

Spain
Amadeus IT Group SA	947	64,555	14.6
Iberdrola SA	26,026	351,714	79.5
Repsol SA	829	9,895	2.3
Siemens Gamesa Renewable Energy SA	640	23,160	5.2

		449,324

Switzerland
Dufry AG	4,261	280,411	63.4
IWG PLC	96,904	490,640	110.9
Landis+Gyr Group AG	1	69	0.0
Siemens Energy AG	3,636	121,613	27.5
Sika AG	1,133	338,385	76.5
Sulzer AG	2,755	313,865	71.0

		1,544,983

United Kingdom
ASOS PLC	6,245	450,207	101.8
Beazley PLC	56,285	263,118	59.5
Centrica PLC	154,294	120,772	27.3
Greggs PLC	18,227	594,731	134.4
Hargreaves Lansdown PLC	12,360	293,447	66.3
HomeServe PLC	99,484	1,503,461	339.9
JD Sports Fashion PLC	50,241	637,282	144.1
JET2 PLC	21,270	438,127	99.0
John Wood Group PLC	95,921	372,918	84.3
Micro Focus International PLC	18,223	129,982	29.4
Moneysupermarket.com Group PLC	2	8	0.0
Pets at Home Group PLC	4,586	28,142	6.4
Phoenix Group Holdings PLC	56,991	559,069	126.4
Royal Mail PLC	31,873	218,368	49.4
SSE PLC	16,812	340,839	77.0
WH Smith PLC	2,526	63,115	14.3

		6,013,586

United States
Activision Blizzard, Inc.	17,912	1,633,395	369.3
Albertsons Cos., Inc., Class A	17,533	325,588	73.6
Align Technology, Inc.	453	269,775	61.0
Alleghany Corp.	1,431	971,606	219.7
Alliance Data Systems Corp.	974	114,786	25.9
Alteryx, Inc., Class A	1,242	101,533	23.0
Ambarella, Inc.	143	13,941	3.1
American Eagle Outfitters, Inc.	3,296	113,943	25.8
Bank OZK	3,039	124,569	28.2
Berry Global Group, Inc.	2,283	145,244	32.8
Beyond Meat, Inc.	1,364	179,612	40.6
Blackstone Mortgage Trust, Inc., Class A	14,244	462,788	104.6
Bloom Energy Corp., Class A	1,267	32,904	7.4
Booz Allen Hamilton Holding Corp.	5,362	444,778	100.5
Brighthouse Financial, Inc.	8,360	391,164	88.4
C.H. Robinson Worldwide, Inc.	8,857	859,838	194.4
Cabot Oil & Gas Corp.	36,159	602,771	136.3
Cadence Design Systems, Inc.	50	6,588	1.5
Cargurus, Inc.	7,871	194,256	43.9
Centene Corp.	3,304	203,989	46.1
CenterPoint Energy, Inc.	3,183	77,952	17.6
Cigna Corp.	2,341	582,932	131.8

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Clean Harbors, Inc.	7,466	$664,175	150.2%
Cloudera, Inc.	1,815	23,032	5.2
Columbia Sportswear Co	3,324	362,349	81.9
Coupa Software, Inc.	1,166	313,701	70.9
Deckers Outdoor Corp.	807	272,927	61.7
Devon Energy Corp.	32,061	749,586	169.5
Donaldson Co., Inc.	225	14,148	3.2
Etsy, Inc.	920	182,887	41.3
eXp World Holdings, Inc.	5,969	205,095	46.4
Flowers Foods, Inc.	713	17,083	3.9
Haemonetics Corp.	2,246	151,066	34.1
Halliburton Co	35,992	704,003	159.2
Healthcare Trust of America, Inc., Class A	18,375	539,674	122.0
Hewlett Packard Enterprise Co	20,932	335,331	75.8
Hexcel Corp.	9,844	555,300	125.5
HollyFrontier Corp.	2,900	101,500	22.9
Houlihan Lokey, Inc.	733	48,576	11.0
ICU Medical, Inc.	278	57,899	13.1
Intel Corp.	12,542	721,541	163.1
Interactive Brokers Group, Inc., Class A	700	50,064	11.3
iRobot Corp.	1,677	182,458	41.2
John Bean Technologies Corp.	2,892	420,439	95.0
Jones Lang LaSalle, Inc.	944	177,387	40.1
Knight-Swift Transportation Holdings, Inc.	2,585	121,805	27.5
Kohl’s Corp.	4,095	240,213	54.3
LivePerson, Inc.	1,187	64,870	14.7
LiveRamp Holdings, Inc.	2,861	140,132	31.7
McKesson Corp.	9	1,688	0.4
Mercury Systems, Inc.	2,463	185,316	41.9
Meritage Homes Corp.	1,961	208,631	47.2
Molson Coors Beverage Co., Class B	2,618	143,859	32.5
Monarch Casino & Resort, Inc.	1,141	86,043	19.4
National Fuel Gas Co	6,519	323,734	73.2
National Vision Holdings, Inc.	9,423	475,013	107.4
New York Community Bancorp, Inc.	50,313	601,743	136.0
Nordstrom, Inc.	35,282	1,294,144	292.6
Norwegian Cruise Line Holdings Ltd.	14,523	450,939	101.9
Nutanix, Inc., Class A	4,954	133,956	30.3
Omega Healthcare Investors, Inc.	693	26,334	6.0
Park Hotels & Resorts, Inc.	23,826	531,558	120.2
Penske Automotive Group, Inc.	795	69,714	15.8
Performance Food Group Co.	4,896	287,395	65.0
Perrigo Co. PLC	19,391	807,247	182.5
Pinterest, Inc., Class A	5	332	0.1
Planet Fitness, Inc., Class A	15,365	1,290,506	291.7
QTS Realty Trust, Inc., Class A	8,207	545,683	123.4
Quaker Chemical Corp.	968	234,595	53.0
Reliance Steel & Aluminum Co	1,856	297,535	67.3
SailPoint Technologies Holding, Inc.	22,631	1,105,072	249.8
Sanderson Farms, Inc.	3,158	519,586	117.5
Sirius XM Holdings, Inc.	13,267	80,929	18.3
Sunnova Energy International, Inc.	6,175	218,101	49.3
Tenet Healthcare Corp.	3,970	235,262	53.2
Terminix Global Holdings, Inc.	3,361	171,041	38.7
Tetra Tech, Inc.	807	102,997	23.3
Ulta Beauty, Inc.	1,850	609,297	137.7
Under Armour, Inc., Class A	9,283	225,670	51.0
United States Steel Corp.	14,569	335,233	75.8
Verint Systems, Inc.	10,322	501,340	113.3
VMware, Inc., Class A	1,644	264,405	59.8
Voya Financial, Inc.	8,753	593,628	134.2

Security	Shares	Value	% of Basket Value

United States (continued)
Webster Financial Corp.	10,792	$571,005	129.1%
Whirlpool Corp.	501	118,461	26.8
Woodward, Inc.	767	95,883	21.7
Zoom Video Communications, Inc., Class A	84	26,844	6.1
Zscaler, Inc.	8,309	1,559,101	352.5

		30,601,013

Total Reference Entity — Long		73,143,890

Reference Entity — Short

Common Stocks

Belgium
Anheuser-Busch InBev SA	(7,536)	(533,794)	(120.7)
Proximus SADP	(20,843)	(444,059)	(100.4)

		(977,853)

Canada
Alimentation Couche-Tard, Inc., Class B	(12,825)	(434,578)	(98.2)
Lithium Americas Corp.	(19,966)	(281,991)	(63.7)
Lundin Mining Corp.	(56,893)	(687,354)	(155.4)
Metro, Inc.	(6,725)	(308,141)	(69.7)
Turquoise Hill Resources Ltd.	(22,251)	(391,382)	(88.5)
WSP Global Inc.	(1,452)	(150,770)	(34.1)

		(2,254,216)

Denmark
Vestas Wind Systems A/S	(18,390)	(767,662)	(173.5)

France
Accor SA	(9,446)	(380,354)	(86.0)
Aeroports de Paris	(10,551)	(1,352,455)	(305.8)
Cie Generale des Etablissements Michelin SCA	(4,288)	(620,434)	(140.3)
Ipsen SA	(3,922)	(379,160)	(85.7)
Sanofi	(24,038)	(2,520,198)	(569.7)
Ubisoft Entertainment SA	(6,133)	(460,246)	(104.0)
Vivendi SE	(11,618)	(405,064)	(91.6)
Worldline SA	(24,628)	(2,417,933)	(546.6)

		(8,535,844)

Germany
Bayer AG	(16,127)	(1,043,551)	(235.9)
Bayerische Motoren Werke AG	(5,880)	(481,585)	(108.9)
Commerzbank Ag	(32,229)	(212,761)	(48.1)
CTS Eventim AG & Co. KGaA	(4,750)	(327,846)	(74.1)
Deutsche Telekom AG	(21,395)	(411,748)	(93.1)

		(2,477,491)

Hong Kong
Hang Lung Properties Ltd	(204,000)	(556,557)	(125.8)
Man Wah Holdings Ltd.	(60,000)	(125,612)	(28.4)

		(682,169)

Ireland
Ryanair Holdings PLC	(48,041)	(975,222)	(220.5)

Israel
Big Shopping Centers Ltd.	(1,305)	(157,262)	(35.6)
CyberArk Software Ltd.	(1,477)	(207,518)	(46.9)
Fiverr International Ltd.	(336)	(69,912)	(15.8)
Inmode Ltd.	(5,248)	(453,060)	(102.4)
Maytronics Ltd.	(20,586)	(419,181)	(94.8)

		(1,306,933)

Italy
Assicurazioni Generali SpA	(50,367)	(1,008,167)	(227.9)

22	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Banco BPM SpA	(59,750)	$(169,941)	(38.4)%
Eni SpA	(23,078)	(274,880)	(62.2)
Salvatore Ferragamo SpA	(38,082)	(815,343)	(184.3)

		(2,268,331)

Japan
Bank of Kyoto Ltd.	(3,900)	(209,516)	(47.4)
DeNA Co. Ltd.	(4,500)	(92,067)	(20.8)
Fuji Kyuko Co. Ltd.	(300)	(14,329)	(3.2)
GS Yuasa Corp.	(15,800)	(427,684)	(96.7)
IR Japan Holdings Ltd.	(3,400)	(445,338)	(100.7)
Iwatani Corp.	(3,100)	(194,288)	(43.9)
Japan Exchange Group, Inc.	(5,200)	(121,958)	(27.6)
Japan Logistics Fund, Inc.	(119)	(340,305)	(76.9)
JTOWER, Inc.	(600)	(42,861)	(9.7)
Justsystems Corp.	(300)	(17,353)	(3.9)
Kadokawa Corp.	(20,600)	(821,260)	(185.7)
Keisei Electric Railway Co. Ltd.	(10,400)	(324,784)	(73.4)
Kyushu Financial Group, Inc.	(51,600)	(200,979)	(45.4)
Mercari, Inc.	(16,100)	(790,261)	(178.7)
Mitsui Fudosan Logistics Park, Inc.	(34)	(176,082)	(39.8)
Monex Group, Inc.	(44,600)	(344,564)	(77.9)
Money Forward, Inc.	(11,900)	(632,335)	(142.9)
Nippo Corp.	(20,900)	(547,355)	(123.7)
Nipro Corp.	(10,900)	(131,186)	(29.7)
Nishi-Nippon Railroad Co. Ltd.	(1,600)	(41,333)	(9.3)
NOF Corp.	(3,500)	(184,964)	(41.8)
Oji Holdings Corp.	(55,300)	(348,821)	(78.9)
Sekisui House Reit, Inc.	(188)	(156,430)	(35.4)
SHIFT, Inc.	(1,300)	(189,234)	(42.8)
SUMCO Corp.	(20,400)	(527,588)	(119.3)
Takara Holdings, Inc.	(1,400)	(18,076)	(4.1)
Toho Gas Co. Ltd.	(600)	(33,439)	(7.6)
Tokyo Century Corp.	(2,400)	(148,372)	(33.5)
Tokyo Electric Power Co. Holdings, Inc.	(17,500)	(51,891)	(11.7)
Zensho Holdings Co. Ltd.	(19,800)	(496,589)	(112.3)

		(8,071,242)

Netherlands
Aalberts NV	(4,848)	(261,918)	(59.2)
Basic-Fit NV	(8,039)	(361,883)	(81.8)
Heineken Holding NV	(4,546)	(451,555)	(102.1)
Shop Apotheke Europe NV	(1,984)	(408,825)	(92.4)
Stellantis NV	(23,112)	(384,119)	(86.9)

		(1,868,300)

New Zealand
Auckland International Airport Ltd.	(158,152)	(855,294)	(193.4)

Norway
Aker ASA.	(11,965)	(890,329)	(201.3)
Leroy Seafood Group Asa	(35,073)	(321,530)	(72.7)
Mowi ASA	(12,403)	(305,983)	(69.1)

		(1,517,842)

Portugal
Jeronimo Martins SGPS SA	(22,859)	(417,455)	(94.4)

Singapore
CapitaLand Ltd.	(72,000)	(200,712)	(45.4)

Security	Shares	Value	% of Basket Value

Spain
Aena SME SA	(1,075)	$(186,830)	(42.3)%
Industria de Diseno Textil SA	(42,829)	(1,523,885)	(344.5)
Zardoya Otis SA	(20,537)	(130,120)	(29.4)

		(1,840,835)

Sweden
Holmen AB	(25,359)	(1,196,490)	(270.5)
MIPS AB	(3,126)	(252,870)	(57.2)
Thule Group AB	(703)	(31,886)	(7.2)

		(1,481,246)

Switzerland
BKW AG	(628)	(70,278)	(15.9)
Swiss Prime Site AG	(3,676)	(357,746)	(80.9)
TE Connectivity Ltd.	(2,213)	(297,582)	(67.2)

		(725,606)

United Kingdom
AstraZeneca PLC	(12,354)	(1,315,008)	(297.3)
Aviva PLC	(111,115)	(614,304)	(138.9)
Barclays PLC	(790,226)	(1,913,112)	(432.5)
BT Group PLC	(249,619)	(569,367)	(128.7)
Cineworld Group PLC	(308,713)	(412,668)	(93.3)
Deliveroo PLC	(19,836)	(73,417)	(16.6)
Diageo PLC	(20,733)	(930,733)	(210.4)
GlaxoSmithKline PLC	(18,535)	(342,907)	(77.5)
ITM Power PLC	(78,541)	(564,090)	(127.5)
Ocado Group PLC	(6,087)	(176,212)	(39.9)

		(6,911,818)

United States
Advance Auto Parts, Inc.	(214)	(42,834)	(9.7)
Affirm Holdings, Inc.	(2,539)	(178,999)	(40.5)
Alteryx, Inc., Class A	(413)	(33,763)	(7.6)
Angi, Inc.	(12,914)	(206,753)	(46.7)
APA Corp.	(12,715)	(254,300)	(57.5)
Applied Materials Inc.	(6,637)	(880,796)	(199.1)
Array Technologies, Inc.	(4,368)	(123,003)	(27.8)
Avalara, Inc.	(8,578)	(1,215,588)	(274.8)
Avis Budget Group, Inc.	(3,425)	(306,914)	(69.4)
Baxter International, Inc.	(18,556)	(1,590,064)	(359.5)
Berkshire Hathaway, Inc., Class B	(4,480)	(1,231,776)	(278.5)
Bill.com Holdings, Inc.	(1,493)	(230,863)	(52.2)
Bio-Techne Corp.	(394)	(168,431)	(38.1)
Bunge Ltd.	(342)	(28,872)	(6.5)
Caesars Entertainment, Inc.	(14,807)	(1,448,717)	(327.5)
ChargePoint Holdings, Inc.	(10,693)	(270,747)	(61.2)
Chart Industries, Inc.	(2,639)	(423,903)	(95.8)
Corteva, Inc.	(4,288)	(209,083)	(47.3)
Datadog, Inc., Class A	(613)	(52,577)	(11.9)
DexCom Inc.	(960)	(370,656)	(83.8)
DISH Network Corp., Class A	(5,911)	(264,754)	(59.9)
Element Solutions, Inc.	(48,701)	(1,065,578)	(240.9)
EQT Corp	(12,736)	(243,258)	(55.0)
Equity Commonwealth	(32,207)	(927,562)	(209.7)
Fastly, Inc., Class A	(661)	(42,218)	(9.5)
Floor & Decor Holdings, Inc., Class A	(576)	(63,890)	(14.4)
Freeport-McMoRan, Inc.	(12,083)	(455,650)	(103.0)
Galaxy Digital Holdings Ltd.	(13,016)	(373,172)	(84.4)
Globe Life, Inc.	(9,266)	(949,672)	(214.7)
IAC/InterActiveCorp.	(5,021)	(1,272,673)	(287.7)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Keurig Dr Pepper, Inc.	(1,807)	$(64,781)	(14.6)%
Lemonade, Inc.	(19,717)	(1,782,417)	(403.0)
Liberty Broadband Corp.	(817)	(132,942)	(30.1)
Madison Square Garden Sports Corp.	(7,151)	(1,321,791)	(298.8)
Marathon Digital Holdings, Inc.	(910)	(33,470)	(7.6)
Marriott International, Inc., Class A	(5,075)	(753,739)	(170.4)
MicroStrategy, Inc., Class A	(132)	(86,745)	(19.6)
Monarch Casino & Resort, Inc.	(1,141)	(86,043)	(19.4)
Mosaic Co	(6,917)	(243,340)	(55.0)
Netflix, Inc.	(22)	(11,296)	(2.6)
Okta, Inc.	(1,230)	(331,731)	(75.0)
Old Republic International Corp.	(79,239)	(1,950,864)	(441.0)
Penske Automotive Group, Inc.	(795)	(69,714)	(15.8)
Pinterest, Inc., Class A	(5)	(332)	(0.1)
PROG Holdings, Inc.	(24,611)	(1,253,684)	(283.4)
Qorvo Inc.	(709)	(133,412)	(30.2)
Royal Caribbean Cruises Ltd.	(4,321)	(375,711)	(84.9)
Skyworks Solutions, Inc.	(1,350)	(244,795)	(55.3)
Stryker Corp.	(822)	(215,882)	(48.8)
TCF Financial Corp.	(17,658)	(803,792)	(181.7)
Teladoc Health Inc.	(623)	(107,374)	(24.3)
T-Mobile US, Inc.	(941)	(124,334)	(28.1)
Travel + Leisure Co.	(5,666)	(365,627)	(82.7)
Upwork, Inc.	(16,487)	(759,391)	(171.7)
Virgin Galactic Holdings, Inc.	(8,704)	(192,794)	(43.6)
Vroom, Inc.	(4,670)	(216,081)	(48.8)
Warner Music Group Corp., Class A	(5,015)	(190,369)	(43.0)
Westrock Co	(2,722)	(151,751)	(34.3)
Whirlpool Corp.	(501)	(118,461)	(26.8)
YETI Holdings, Inc.	(14,800)	(1,264,216)	(285.8)
Yum! Brands, Inc.	(1,880)	(224,698)	(50.8)
Zoom Video Communications, Inc., Class A	(84)	(26,844)	(6.1)

		(28,565,487)

Total Reference Entity — Short		(72,701,558)

Net Value of Reference Entity — Bank of America N.A		$442,332

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Austal Ltd.	17,995	$33,393	56.3%
Bapcor Ltd.	3,416	20,304	34.2
Charter Hall Social Infrastructure REIT	56,540	141,557	238.7
Credit Corp. Group Ltd.	4,736	105,385	177.7
EML Payments Ltd.	16,675	72,931	123.0
Genworth Mortgage Insurance Australia Ltd.	349,137	733,346	1,236.5
GrainCorp Ltd.	35,899	141,242	238.1
Inghams Group Ltd.	21,776	54,832	92.5
Lifestyle Communities Ltd.	11,142	120,049	202.4
nib holdings Ltd/Australia	8,586	40,876	68.9
Pendal Group Ltd.	38,036	215,749	363.8
Regis Resources Ltd.	425,666	848,591	1,430.8

Security	Shares	Value	% of Basket Value

Australia (continued)
Rural Funds Group	52,770	$98,931	166.8%
Sandfire Resources Ltd.	30,525	156,219	263.4
Southern Cross Media Group Ltd.	70,259	100,749	169.9
St Barbara Ltd.	190,167	268,783	453.2
Steadfast Group Ltd.	7,099	22,804	38.5
Super Retail Group Ltd.	22,495	206,614	348.4
United Malt Grp Ltd.	35,308	124,207	209.4
Waypoint REIT	41,969	80,656	136.0
Westgold Resources Ltd.	55,234	91,219	153.8

		3,678,437

Austria
Lenzing AG	304	40,130	67.7
Porr Ag	1,236	23,478	39.6
S&T AG	4,768	129,433	218.2
Semperit AG Holding	5,270	238,862	402.7

		431,903

Bahamas
OneSpaWorld Holdings Ltd.	10,910	116,246	196.0

Belgium
Akka Technologies	2,768	79,106	133.4
Melexis NV	3,153	343,236	578.7

		422,342

Bermuda
Triton International Ltd.	3,502	175,695	296.2

Canada
Artis Real Estate Investment Trust	15,147	133,953	225.9
Atlas Corp.	16,562	228,224	384.8
Boardwalk Real Estate Investment Trust	2,620	78,143	131.8
Canada Goose Holdings Inc.	8,819	372,663	628.3
Celestica Inc.	8,170	68,064	114.8
Chorus Aviation Inc.	22,200	78,386	132.2
Cineplex Inc.	20,823	215,150	362.8
Cogeco Inc.	287	22,551	38.0
Cominar Real Estate Investment Trust	3,408	27,061	45.6
Corus Entertainment Inc.	9,622	46,030	77.6
Dream Office Real Estate Investment Trust	11,078	190,439	321.1
Enerplus Corp.	35,007	188,257	317.4
Equinox Gold Corp.	1	7	0.0
First National Financial Corp.	14,453	606,270	1,022.2
Freehold Royalties Ltd.	11,758	77,006	129.8
Interfor Corp.	16,847	447,782	755.0
Killam Apartment Real Estate Investment Trust	10,240	157,788	266.0
Knight Therapeutics Inc.	15,310	67,261	113.4
Maverix Metals Inc.	10,802	60,990	102.8
Mercer International Inc.	2,099	34,613	58.4

Morguard North American Residential Real Estate Investment Trust	16,995	217,078	366.0
MTY Food Group Inc.	8,935	375,820	633.7

NorthWest Healthcare Properties Real Estate Investment Trust	4,480	47,601	80.3
Russel Metals Inc.	14,651	335,895	566.4
Sandstorm Gold Ltd.	25,298	187,293	315.8
Savaria Corp.	1,647	25,338	42.7
Sleep Country Canada Holdings Inc.	1,291	36,499	61.5
Stelco Holdings, Inc.	5,929	149,582	252.2
Stella-Jones Inc.	8,216	343,573	579.3

24	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Torex Gold Resources Inc.	4,623	$55,966	94.4%
Vermilion Energy Inc.	44,247	328,302	553.6

		5,203,585

Denmark
Better Collective AS	1,041	27,306	46.0
Dfds AS	4,760	280,654	473.2
NKT AS	2,229	92,217	155.5
Per Aarsleff Holding AS	203	9,944	16.8
Schouw & Co. AS	221	23,599	39.8
Spar Nord Bank AS	26,971	298,689	503.6

		732,409

Finland
Caverion Oyj	16,854	139,131	234.6
Kemira OYJ	1,413	23,081	38.9
Oriola Oyj	3,799	8,696	14.7
Revenio Group Oyj	1,156	83,041	140.0
Uponor OYJ	5,725	166,700	281.1

		420,649

France
AKWEL	1,926	76,992	129.8
Alten SA	4,220	528,338	890.8
Aubay	690	34,797	58.7
Coface SA	19,279	234,871	396.0
Eramet SA	2,960	213,171	359.4
Interparfums SA	5,251	362,998	612.1
IPSOS	2,116	88,059	148.5
Manitou BF SA	605	20,293	34.2
Societe BIC SA	6,065	428,603	722.7
Sopra Steria Group	4,339	807,534	1,361.6
Television Francaise 1	55,756	550,113	927.6

		3,345,769

Germany
Bank of Georgia Group PLC	41	579	1.0
CECONOMY AG	24,201	141,780	239.1
CropEnergies AG	2,056	26,404	44.5
Datagroup SE	166	12,612	21.3
Deutz AG	9,471	76,873	129.6
Draegerwerk AG & Co. KGaA	3,798	354,561	597.8
Indus Holding AG	1,134	47,146	79.5
JOST Werke AG	407	26,780	45.1
Kloeckner & Co. SE	460	6,235	10.5
MLP SE	15,142	132,710	223.8
New Work SE	657	199,444	336.3
STO SE & Co. KGaA	341	64,693	109.1

		1,089,817

Gibraltar
888 Holdings PLC	57,927	341,280	575.4

Hong Kong
Chow Sang Sang Holdings International Ltd.	74,000	125,795	212.1
Texhong Textile Group Ltd.	46,500	70,412	118.7

		196,207

Ireland
Cimpress PLC	4,450	423,907	714.8
Origin Enterprises PLC	33,707	157,234	265.1

		581,141

Security	Shares	Value	% of Basket Value

Israel
Altshuler Shaham Provident Funds & Pension Ltd.	22,260	$133,935	225.8%
Caesarstone Ltd.	16,443	229,544	387.0
Camtek Ltd/Israel	3,751	129,043	217.6
Delta-Galil Industries Ltd	2,999	82,251	138.7
FIBI Holdings Ltd.	3,245	112,563	189.8
IDI Insurance Co. Ltd.	3,646	140,950	237.7
Menora Mivtachim Holdings Ltd.	2,474	53,979	91.0
Nova Measuring Instruments Ltd.	2,519	241,706	407.5
Summit Real Estate Holdings Ltd.	14,852	241,949	408.0
Tadiran Holdings Ltd.	202	21,914	37.0

		1,387,834

Italy
Danieli & C Officine Meccaniche SpA	9,320	228,686	385.6
El.En. SpA	1,294	54,833	92.4

		283,519

Japan
Aichi Steel Corp.	7,600	232,586	392.2
Alpen Co. Ltd.	2,300	49,050	82.7
Asahi Holdings Inc.	9,500	191,904	323.6
BeNext-Yumeshin Group Co.	16,700	217,969	367.5
Broadleaf Co. Ltd.	7,800	39,083	65.9
Chiyoda Co. Ltd.	5,200	41,686	70.3
Chiyoda Corp.	8,800	40,904	69.0
Chori Co. Ltd.	3,000	41,223	69.5
Chugoku Marine Paints Ltd.	24,800	223,577	377.0
CI Takiron Corp.	30,100	187,032	315.4
Citizen Watch Co. Ltd.	79,500	267,501	451.0
CONEXIO Corp.	16,600	210,792	355.4
COOKPAD Inc.	117,600	319,078	538.0
Cosel Co. Ltd.	8,700	84,534	142.5
Cybozu Inc.	2,600	59,227	99.9
Dai-Dan Co. Ltd.	1,400	35,003	59.0
Daiichi Jitsugyo Co. Ltd.	8,800	339,339	572.2
Daiken Corp.	7,700	145,227	244.9
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,700	200,723	338.4
Daiwa Industries Ltd.	27,300	278,554	469.7
DKK Co. Ltd.	12,700	291,156	490.9
Doshisha Co. Ltd.	1,500	25,244	42.6
EDION Corp.	51,800	550,945	929.0
en-japan, Inc.	1,000	30,333	51.1
EPS Holdings Inc.	1,000	10,712	18.1
ESPEC Corp.	5,800	100,292	169.1
Exedy Corp.	4,400	63,174	106.5
FAN Communications, Inc.	20,100	71,661	120.8
Feed One Co. Ltd.	30,500	239,905	404.5
Ferrotec Holdings Corp.	3,600	80,298	135.4
Fixstars Corp.	5,400	48,181	81.2
Foster Electric Co. Ltd.	4,300	45,980	77.5
France Bed Holdings Co. Ltd.	19,900	164,356	277.1
Fujikura Ltd.	23,900	123,200	207.7
Fukui Computer Holdings Inc.	4,400	170,765	287.9
Future Corp.	3,300	61,105	103.0
Glory Ltd.	7,800	167,463	282.4
G-Tekt Corp.	15,100	192,564	324.7
Gurunavi Inc.	28,600	164,354	277.1
Halows Co. Ltd.	5,000	134,221	226.3

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hanwa Co. Ltd.	4,400	$130,746	220.5%
Heiwado Co. Ltd.	5,000	101,662	171.4
Hokuetsu Corp.	34,100	176,903	298.3
Hosiden Corp.	63,800	605,346	1,020.7
Inaba Denki Sangyo Co. Ltd.	10,900	254,907	429.8
Infocom Corp.	3,900	99,753	168.2
Infomart Corp.	7,600	71,653	120.8
Itokuro Inc.	24,600	237,952	401.2
Japan Pulp & Paper Co. Ltd.	1,500	49,795	84.0
JM Holdings Co. Ltd.	200	3,778	6.4
J-Oil Mills Inc.	29,000	490,041	826.3
JSP Corp.	24,400	397,117	669.6
K&O Energy Group Inc.	1,300	17,004	28.7
Kamei Corp.	11,600	118,993	200.6
Kanamoto Co. Ltd.	3,000	73,598	124.1
Kintetsu World Express Inc.	4,000	96,510	162.7
Kitanotatsujin Corp.	17,300	80,600	135.9
KOMEDA Holdings Co. Ltd.	6,400	119,228	201.0
Konoike Transport Co. Ltd.	25,100	263,399	444.1
Kura Sushi, Inc.	7,800	273,304	460.8
Kyokuto Kaihatsu Kogyo Co. Ltd.	22,300	337,974	569.9
LAC Co. Ltd.	10,500	98,709	166.4
Lifull Co. Ltd.	14,000	50,073	84.4
Mars Group Holdings Corp.	6,700	96,650	163.0
Marudai Food Co. Ltd.	4,000	61,401	103.5
Max Co. Ltd.	19,500	298,611	503.5
Maxvalu Tokai Co. Ltd.	6,000	135,961	229.2
Meisei Industrial Co. Ltd.	3,000	21,006	35.4
Miroku Jyoho Service Co. Ltd.	18,800	314,120	529.6
Mitsubishi Pencil Co. Ltd.	2,900	38,539	65.0
Mitsuboshi Belting Ltd.	12,300	188,353	317.6
Mitsui DM Sugar Holdings Co. Ltd.	22,300	368,847	621.9
NEC Capital Solutions Ltd.	4,600	85,475	144.1
Nextage Co. Ltd.	2,400	37,995	64.1
Nichicon Corp.	3,200	31,414	53.0
Nichireki Co. Ltd.	1,900	24,928	42.0
Nihon Chouzai Co. Ltd.	9,900	160,596	270.8
Nikkon Holdings Co. Ltd.	1,100	23,072	38.9
Nippon Densetsu Kogyo Co. Ltd.	10,500	170,366	287.3
Nippon Light Metal Holdings Co. Ltd.	22,480	437,829	738.2
Nippon Seiki Co. Ltd.	14,800	162,305	273.7
Nippon Sheet Glass Co. Ltd.	3,800	25,034	42.2
Nippon Steel Trading Corp.	5,400	190,798	321.7
Nishimatsuya Chain Co. Ltd.	9,200	144,344	243.4
Nishio Rent All Co. Ltd.	2,800	77,343	130.4
Nitto Kohki Co. Ltd.	9,500	171,086	288.5
Nomura Co. Ltd.	19,100	138,939	234.3
Noritake Co. Ltd/Nagoya Japan	10,900	360,720	608.2
NS United Kaiun Kaisha Ltd.	13,300	278,005	468.7
Okabe Co. Ltd.	20,600	138,052	232.8
Oki Electric Industry Co. Ltd.	8,100	85,610	144.3
Okuwa Co. Ltd.	4,400	47,186	79.6
Osaka Steel Co. Ltd.	7,200	82,468	139.1
OSAKA Titanium Technologies Co. Ltd.	3,500	30,284	51.1
Pacific Metals Co. Ltd.	4,500	89,351	150.7
Pack Corp. (The)	7,900	197,005	332.2
Pilot Corp.	5,000	159,745	269.3
Piolax Inc.	15,500	211,261	356.2
Plenus Co. Ltd.	1,600	29,635	50.0
Press Kogyo Co. Ltd.	10,300	30,063	50.7

Security	Shares	Value	% of Basket Value

Japan (continued)
Pressance Corp.	18,500	$272,011	458.6%
Proto Corp.	25,300	269,197	453.9
Raysum Co. Ltd.	10,800	83,546	140.9
Ricoh Leasing Co. Ltd.	12,400	393,382	663.3
Rock Field Co. Ltd.	24,700	347,873	586.6
Ryobi Ltd.	3,500	50,677	85.4
Sakai Chemical Industry Co. Ltd.	17,100	295,260	497.8
Samty Residential Investment Corp.	146	157,703	265.9
Sangetsu Corp.	8,600	121,292	204.5
Sanken Electric Co. Ltd.	1,100	51,391	86.7
Sanyo Special Steel Co. Ltd.	7,500	113,578	191.5
Seiko Holdings Corp.	4,600	81,239	137.0
Shikoku Chemicals Corp.	3,900	43,784	73.8
Shin-Etsu Polymer Co. Ltd.	4,900	46,446	78.3
Shinko Shoji Co. Ltd.	2,400	16,422	27.7
Shinmaywa Industries Ltd.	18,100	162,141	273.4
Shinnihon Corp.	6,500	50,290	84.8
Sintokogio Ltd.	28,200	193,056	325.5
Solasto Corp.	5,500	71,649	120.8
Sourcenext Corp.	13,800	39,693	66.9
Starzen Co. Ltd.	2,600	52,842	89.1
Strike Co. Ltd.	3,200	133,955	225.9
Sumitomo Mitsui Construction Co. Ltd.	21,800	93,013	156.8
Sumitomo Riko Co. Ltd.	46,700	303,156	511.2
Sun Frontier Fudousan Co. Ltd.	30,200	263,614	444.5
SuRaLa Net Co. Ltd.	700	22,361	37.7
Taihei Dengyo Kaisha Ltd.	14,100	342,468	577.4
Taikisha Ltd.	8,400	226,485	381.9
Takamatsu Construction Group Co. Ltd.	15,500	292,362	493.0
Takara Leben Co. Ltd.	86,500	277,280	467.5
Takasago Thermal Engineering Co. Ltd.	14,800	223,052	376.1
Tama Home Co. Ltd.	3,400	78,787	132.8
Tamron Co. Ltd.	1,400	30,359	51.2
Tanseisha Co. Ltd.	27,900	211,801	357.1
T-Gaia Corp.	23,000	394,543	665.2
TKP Corp.	1,700	35,169	59.3
Toa Corp/Tokyo	2,700	60,622	102.2
Tokai Corp/Gifu	9,600	211,162	356.0
Tokai Tokyo Financial Holdings, Inc.	8,700	32,683	55.1
Tokyo Steel Manufacturing Co. Ltd.	21,200	205,849	347.1
Topcon Corp.	9,500	129,613	218.5
Topre Corp.	1,700	22,753	38.4
TPR Co. Ltd.	26,800	384,609	648.5
UACJ Corp.	14,100	327,135	551.6
United Arrows Ltd.	5,700	100,195	168.9
UT Group Co. Ltd.	1,300	43,255	72.9
UUUM Co. Ltd.	3,300	48,877	82.4
V Technology Co. Ltd.	2,200	111,027	187.2
Valqua Ltd.	4,800	91,129	153.7
VT Holdings Co. Ltd.	20,100	77,515	130.7
Wakita & Co. Ltd.	14,600	140,521	236.9
WDB Holdings Co. Ltd.	8,100	172,700	291.2
Weathernews Inc.	600	29,245	49.3
World Co. Ltd.	26,800	343,308	578.9
Xebio Holdings Co. Ltd.	25,100	198,921	335.4
Yurtec Corp.	22,700	162,014	273.2
Zuken Inc.	1,100	30,191	50.9

		23,999,544

26	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Jersey
Sanne Group PLC	22,728	$202,978	342.2%

Luxembourg
Millicom International Cellular SA	938	37,069	62.5
Stabilus SA	4,389	342,698	577.8

		379,767

Netherlands
Core Laboratories NV	12,449	350,813	591.5
Fugro N.V.	3,145	32,740	55.2
Vastned Retail NV	2,836	85,109	143.5

		468,662

New Zealand
Fletcher Building Ltd.	61,294	318,663	537.3

Norway
Austevoll Seafood ASA	7,837	100,034	168.6
Bonheur ASA	6,347	170,493	287.5
Borregaard ASA	9,160	201,573	339.9
BW Offshore Ltd.	32,364	129,410	218.2
Elkem ASA	37,381	137,174	231.3
Norway Royal Salmon ASA	2,488	59,121	99.7
Pexip Holding ASA	13,279	138,898	234.2
Selvaag Bolig ASA	5,571	40,892	68.9
Sparebank 1 Oestlandet	8,218	114,523	193.1
SpareBank 1 SR-Bank ASA	54	698	1.2
TGS Nopec Geophysical Co. ASA	21,004	317,324	535.0
Wallenius Wilhelmsen ASA	7,183	24,010	40.5

		1,434,150

Peru
Hochschild Mining PLC	16,563	42,501	71.7

Portugal
NOS SGPS SA	114,302	433,421	730.8

Puerto Rico
EVERTEC, Inc	26,975	1,076,303	1,814.8
Triple-S Management Corp., Class B	6,930	164,310	277.0

		1,240,613

Singapore
Kenon Holdings Ltd/Singapore	12,243	403,139	679.7

South Africa
Mediclinic International PLC	45,242	191,696	323.2

Spain
Ence Energia y Celulosa SA	9,557	41,950	70.7
Fluidra SA	10,462	363,303	612.6
Gestamp Automocion SA	19,013	98,177	165.6
Mediaset Espana Comunicacion SA	43,914	279,522	471.3

		782,952

Sweden
AcadeMedia AB	14,231	147,301	248.4
Arjo AB	51,018	503,042	848.2
Catena AB	5,929	287,291	484.4
Clas Ohlson AB	19,377	206,816	348.7
Coor Service Management Holding AB	2,671	22,625	38.1
Dios Fastigheter AB	15,999	152,231	256.7
Fortnox AB	2,072	106,224	179.1
GARO AB	2,003	157,786	266.0
John Mattson Fastighetsforetagen AB	519	8,497	14.3
LeoVegas AB	6,285	37,588	63.4

Security	Shares	Value	% of Basket Value

Sweden (continued)
Modern Times Group MTG AB	20,379	$310,898	524.2%
Mycronic AB	866	25,568	43.1
Nobia AB	36,142	314,140	529.7
Scandi Standard AB	20,393	159,651	269.2
Scandic Hotels Group AB	60,584	273,152	460.6
SSAB AB	49,161	245,224	413.5
Svolder AB	2	65	0.1
Tobii AB	15,263	129,442	218.3
Vitrolife AB	6,091	228,231	384.8

		3,315,772

Switzerland
ALSO Holding AG	346	104,645	176.5
Bachem Holding AG	591	300,036	505.9
Bell Food Group AG	405	126,617	213.5
Sensirion Holding AG	4,345	296,714	500.3
Vontobel Holding AG	886	66,682	112.4
VZ Holding AG	1,075	92,521	156.0
V-ZUG Holding AG	243	33,575	56.6

		1,020,790

United Kingdom
AJ Bell PLC	35,575	218,261	368.0
Alfa Financial Software Holdings PLC	3,640	6,838	11.5
Alpha FX Group PLC	13,669	310,536	523.6
Brewin Dolphin Holdings PLC	29,703	139,557	235.3
Cairn Energy PLC	51,124	119,889	202.2
Central Asia Metals PLC	13,924	53,459	90.1
CMC Markets PLC	17,919	120,766	203.6
Ergomed PLC	2,644	52,216	88.0
Forterra PLC	5,369	21,651	36.5
Go-Ahead Group PLC	9,136	154,183	260.0
Hays PLC	21,354	48,188	81.3
Jackpotjoy PLC	30,010	801,967	1,352.2
Kainos Group PLC	9,980	210,602	355.1
Marshalls PLC	2,464	24,740	41.7
Mitchells & Butlers PLC	5,133	22,343	37.7
Morgan Advanced Materials PLC	2	8	0.0
Morgan Sindall Group PLC	738	23,466	39.6
Ninety One PLC	221,243	746,758	1,259.1
Pagegroup PLC	83,293	644,457	1,086.6
Petrofac Ltd.	64,447	117,073	197.4
Provident Financial PLC	21,323	72,109	121.6
Restaurant Group PLC	27,412	45,429	76.6
Safestore Holdings PLC	8,252	97,041	163.6
Team17 Group PLC	9,905	106,015	178.8
Ultra Electronics Holdings PLC	20,453	571,417	963.5

		4,728,969

United States
1-800-Flowers.com, Inc., Class A	31,340	1,002,096	1,689.7
AAR Corp.	9,727	391,415	660.0
Aaron’s Co., Inc.	2,740	84,639	142.7
Abercrombie & Fitch Co., Class A	2,798	104,897	176.9
Alamo Group, Inc.	136	21,386	36.1
Albany International Corp., Class A	783	69,875	117.8
Alexander’s, Inc.	135	37,427	63.1
Amalgamated Financial Corp.	12,007	193,913	327.0
American Assets Trust, Inc.	3,291	115,350	194.5
American Software, Inc., Class A	16,236	335,923	566.4
AMERISAFE, Inc.	1,221	75,800	127.8
Amphastar Pharmaceuticals, Inc	4,169	72,541	122.3
Andersons, Inc.	5,740	164,853	278.0

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Arko Corp.	8,542	$89,862	151.5%
Asbury Automotive Group, Inc.	539	107,051	180.5
Assetmark Financial Holdings, Inc.	11,810	265,961	448.4
AtriCure, Inc.	3,262	251,402	423.9
Bally’s Corp.	2,679	155,275	261.8
Bancorp, Inc.	2,790	61,952	104.5
BancorpSouth Bank	5,659	167,450	282.3
Bank of Marin Bancorp	10,147	359,407	606.0
Benchmark Electronics, Inc.	5,409	162,378	273.8
Benefitfocus, Inc.	3,075	41,574	70.1
Big Lots, Inc.	1,061	73,145	123.3
BJ’s Restaurants, Inc.	1,114	67,943	114.6
BMC Stock Holdings, Inc.	746	47,654	80.4
Boot Barn Holdings, Inc.	3,512	247,736	417.7
Bottomline Technologies DE, Inc.	731	35,497	59.9
Brink’s Co.	1,276	101,978	171.9
Bristow Group, Inc.	1,971	52,153	87.9
Buckle, Inc.	16,411	688,277	1,160.5
Byline Bancorp, Inc.	2,864	65,013	109.6
CAI International, Inc.	2,723	115,864	195.4
Calavo Growers, Inc.	3,424	267,517	451.1
Camden National Corp.	8,965	427,810	721.3
Capital City Bank Group, Inc.	1,749	44,197	74.5
Cars.com, Inc.	24,429	322,707	544.1
Cavco Industries, Inc.	1,685	352,890	595.0
Century Communities, Inc.	1,296	95,826	161.6
Chatham Lodging Trust	12,367	171,530	289.2
Cheesecake Factory, Inc.	2,006	125,556	211.7
Chefs’ Warehouse, Inc.	1,852	59,690	100.6
Chesapeake Utilities Corp.	1,238	146,728	247.4
Cinemark Holdings, Inc.	21,522	456,266	769.3
Cohen & Steers, Inc.	8,507	578,646	975.7
Coherus Biosciences, Inc.	2,955	43,734	73.7
Community Trust Bancorp, Inc.	2,175	96,918	163.4
Conduent, Inc.	25,934	176,351	297.4
ConnectOne Bancorp, Inc.	3,104	84,274	142.1
Cornerstone OnDemand, Inc.	1,513	66,973	112.9
Crawford & Co., Class A	8,900	93,361	157.4
CrossFirst Bankshares, Inc.	6,162	90,828	153.1
CSG Systems International, Inc.	2,729	125,507	211.6
Cushman & Wakefield PLC	19,729	335,393	565.5
CVR Energy, Inc.	2,032	43,261	72.9
Dave & Buster’s Entertainment, Inc.	6,398	292,133	492.6
Denny’s Corp.	10,499	198,851	335.3
Dillard’s, Inc., Class A	3,518	347,965	586.7
Dine Brands Global, Inc.	614	59,343	100.1
Diversified Healthcare Trust	11,583	51,139	86.2
Donegal Group, Inc., Class A	13,173	203,259	342.7
DSP Group, Inc.	1,870	25,974	43.8
Easterly Government Properties, Inc.	12,836	275,075	463.8
Edgewell Personal Care Co	1,208	46,146	77.8
El Pollo Loco Holdings, Inc.	29,683	502,830	847.8
Empire State Realty Trust, Inc., Class A	29,516	336,187	566.9
Encore Capital Group, Inc.	7,088	278,842	470.2
Ennis, Inc.	4,281	88,745	149.6
Enova International, Inc.	11,930	408,483	688.8
ExlService Holdings, Inc.	1,296	119,724	201.9
FARO Technologies, Inc.	1,590	120,594	203.3
FB Financial Corp.	5,784	242,697	409.2
Financial Institutions, Inc.	2	64	0.1
First Busey Corp.	8,050	201,089	339.1
First Foundation, Inc.	5,909	140,634	237.1

Security	Shares	Value	% of Basket Value

United States (continued)
First of Long Island Corp.	8,338	$177,516	299.3%
FirstCash, Inc.	9,106	655,905	1,105.9
Flushing Financial Corp.	11,595	269,816	454.9
Forrester Research, Inc.	11,266	489,508	825.4
Franklin Street Properties Corp.	9,258	48,882	82.4
Genesco, Inc.	6,070	303,500	511.7
Glatfelter Corp.	4,576	67,359	113.6
Global Medical REIT, Inc.	13,558	194,693	328.3
GoPro, Inc., Class A	37,074	416,341	702.0
Gray Television, Inc.	6,034	122,611	206.7
Great Southern Bancorp, Inc.	2,417	136,343	229.9
Griffon Corp.	12,723	345,048	581.8
Group 1 Automotive, Inc.	3,077	505,120	851.7
Guess?, Inc.	8,363	226,136	381.3
HarborOne Bancorp, Inc.	3,940	56,381	95.1
Haverty Furniture Cos., Inc	2,023	94,009	158.5
HealthStream, Inc.	5,539	133,822	225.6
Heartland Express, Inc.	16,980	315,658	532.2
Heartland Financial USA, Inc.	8,799	442,326	745.8
Helix Energy Solutions Group, Inc.	7,002	30,039	50.7
Hemisphere Media Group, Inc.	10,128	123,764	208.7
Herc Holdings, Inc.	2,371	250,378	422.2
Herman Miller, Inc.	5,413	224,639	378.8
Horizon Bancorp	11,465	210,268	354.5
Ichor Holdings Ltd.	1,625	90,626	152.8
Independent Bank Corp.	3,526	83,073	140.1
Innospec, Inc.	716	69,746	117.6
Insperity, Inc.	2,547	222,964	375.9
Inter Parfums, Inc	6,939	510,710	861.1
Interface, Inc.	14,193	182,238	307.3
iRhythm Technologies, Inc.	341	26,550	44.8
Jack in the Box, Inc.	5,109	616,401	1,039.3
Jefferies Financial Group, Inc.	3,456	112,355	189.4
JELD-WEN Holding, Inc.	3,484	101,628	171.4
Karuna Therapeutics, Inc.	1,183	131,325	221.4
Koppers Holdings, Inc.	3,929	130,600	220.2
Lakeland Bancorp, Inc.	1,412	25,600	43.2
Lakeland Financial Corp.	3,262	212,780	358.8
Lands’ End, Inc.	2,673	61,586	103.8
LendingClub Corp.	6,115	94,110	158.7
Liberty Media Corp.-Liberty Braves, Class C	10,054	278,395	469.4
Livent Corp.	3,835	69,107	116.5
Lovesac Co.	2,672	195,777	330.1
Luther Burbank Corp.	16,922	188,511	317.9
Mack-Cali Realty Corp.	8,505	139,142	234.6
Marcus & Millichap, Inc.	889	31,399	52.9
Materion Corp.	1,912	135,389	228.3
Matson, Inc.	748	48,867	82.4
MEDIA GEN, Inc.	3,231	—	0.0
Mercantile Bank Corp.	5,405	174,473	294.2
Meredith Corp.	5,497	170,957	288.3
Meritor, Inc.	12,903	348,768	588.1
Mesa Laboratories, Inc.	427	106,174	179.0
MFA Financial, Inc.	798	3,511	5.9
MidWestOne Financial Group, Inc.	10,782	340,280	573.8
Monarch Casino & Resort, Inc.	8,775	661,723	1,115.7
Moog, Inc., Class A	2,031	175,783	296.4
Mueller Industries, Inc.	4,376	196,351	331.1
Napco Security Technologies, Inc.	4,399	146,531	247.1
National Storage Affiliates Trust	1,660	75,430	127.2
NexPoint Residential Trust, Inc.	4,942	247,891	418.0
NextGen Healthcare, Inc.	6,554	120,004	202.3

28	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
NexTier Oilfield Solutions, Inc.	43,080	$154,657	260.8%
Nicolet Bankshares, Inc.	1,796	143,249	241.5
Northwest Natural Holding Co	408	21,999	37.1
NV5 Global, Inc.	310	27,940	47.1
Omega Flex, Inc.	146	23,214	39.1
Origin Bancorp, Inc.	1,179	51,558	86.9
Orthofix Medical, Inc.	2,684	119,035	200.7
OSI Systems, Inc.	2,422	233,893	394.4
Ovintiv, Inc.	1,164	27,855	47.0
PAE, Inc.	2,910	26,103	44.0
Patterson-UTI Energy, Inc.	28,368	191,768	323.3
PC Connection, Inc.	5,710	258,948	436.6
PDC Energy, Inc.	6,568	239,798	404.3
PDF Solutions, Inc.	4,474	79,324	133.8
Pebblebrook Hotel Trust	1,840	43,939	74.1
Pennant Group, Inc.	1,436	58,043	97.9
Peoples Bancorp, Inc.	17,083	571,085	962.9
Perdoceo Education Corp.	47,213	550,504	928.2
Perficient, Inc.	5,394	353,900	596.7
Plantronics, Inc.	789	31,552	53.2
Premier Financial Corp.	7,218	228,017	384.5
ProPetro Holding Corp.	12,385	119,268	201.1
Quanex Building Products Corp.	4,360	118,984	200.6
QuinStreet, Inc.	8,047	163,113	275.0
RadNet, Inc.	1,442	32,214	54.3
Renewable Energy Group, Inc.	512	28,426	47.9
Republic Bancorp, Inc., Class A	1,869	83,974	141.6
Resources Connection, Inc.	23,064	325,433	548.7
REX American Resources Corp.	2,000	161,460	272.2
RLI Corp.	11,259	1,254,928	2,116.0
RPC, Inc.	49,441	240,283	405.1
Rush Enterprises, Inc., Class B	344	15,064	25.4
Ryder System, Inc.	2,509	200,319	337.8
ScanSource, Inc.	8,695	262,850	443.2
Shoe Carnival, Inc.	5,428	325,409	548.7
Sinclair Broadcast Group, Inc., Class A	25,499	827,953	1,396.0
SITE Centers Corp.	8,372	123,487	208.2
Sleep Number Corp.	651	72,840	122.8
SMART Global Holdings, Inc.	850	39,228	66.1
Sonic Automotive, Inc., Class A	2,916	143,875	242.6
Southwest Gas Holdings, Inc.	5,974	416,507	702.3
SP Plus Corp.	1,366	46,895	79.1
Spirit Airlines, Inc.	7,407	265,319	447.4
SPS Commerce, Inc.	2,332	238,890	402.8
State Auto Financial Corp.	8,605	162,462	273.9
Stepan Co	789	103,091	173.8
Stock Yards Bancorp, Inc.	3,483	178,190	300.5
Stride, Inc.	1,454	41,628	70.2
Targa Resources Corp.	3,350	116,212	195.9
Tenneco, Inc., Class A	28,660	288,606	486.6
Thermon Group Holdings, Inc.	7,050	134,655	227.0
Tri Pointe Homes, Inc.	12,073	287,579	484.9
TriState Capital Holdings, Inc.	12,968	309,546	521.9
Triumph Group, Inc.	7,713	130,504	220.0
TrueBlue, Inc.	8,809	249,295	420.3
TrueCar, Inc.	49,657	228,422	385.1
U.S. Physical Therapy, Inc.	5,641	634,330	1,069.6
UMH Properties, Inc.	18,550	399,381	673.4
Under Armour, Inc., Class C	30,509	607,434	1,024.2
Univest Financial Corp.	6,034	168,530	284.2
US Ecology, Inc.	2,001	84,962	143.3

Security	Shares	Value	% of Basket Value

United States (continued)
Vericel Corp.	631	$39,387	66.4%
Verra Mobility Corp.	43,866	589,559	994.1
Vertex Inc.	2,289	46,764	78.9
Viad Corp.	1,538	64,073	108.0
ViaSat, Inc.	1,185	61,371	103.5
Victory Capital Holdings Inc.	8,554	237,373	400.2
VirnetX Holding Corp.	2,327	10,844	18.3
Vishay Precision Group, Inc.	4,041	128,827	217.2
Washington Federal, Inc.	3,104	101,035	170.4
Washington Real Estate Investment Trust	9,407	218,431	368.3
Weis Markets, Inc.	3,866	200,452	338.0
Werner Enterprises, Inc.	1,730	79,978	134.9
WesBanco, Inc.	3,284	119,176	200.9
Willdan Group, Inc.	4,982	190,163	320.6
WisdomTree Investments, Inc.	10,467	71,019	119.7
World Fuel Services Corp.	3,953	122,266	206.2
Yelp, Inc.	7,071	277,890	468.6
Yext, Inc.	2,234	31,164	52.5

		41,997,940

Total Reference Entity — Long		99,368,390

Reference Entity — Short

Common Stocks

Australia
Bega Cheese Ltd.	(8,842)	(43,496)	(73.3)
Chalice Mining Ltd.	(16,415)	(86,442)	(145.8)
G8 Education Ltd.	(1)	(1)	(0.0)
GUD Holdings Ltd.	(8,870)	(91,198)	(153.8)
Integrated Research Ltd.	(11,310)	(22,129)	(37.3)
OceanaGold Corp.	(49,260)	(82,157)	(138.5)
Pinnacle Investment Management Group Ltd.	(3,495)	(28,503)	(48.1)
SG Fleet Group Ltd.	(2,052)	(4,805)	(8.1)

		(358,731)

Austria
CA Immobilien Anlagen AG	(1,836)	(80,457)	(135.7)
FACC AG	(2,603)	(27,641)	(46.6)
IMMOFINANZ AG	(702)	(14,607)	(24.6)
S IMMO AG	(1,295)	(33,629)	(56.7)

		(156,334)

Belgium
KBC Ancora	(1,716)	(74,909)	(126.3)
Ontex Group NV	(4,280)	(55,785)	(94.1)

		(130,694)

Bermuda
Argo Group International Holdings Ltd.	(3,275)	(170,889)	(288.2)
Golden Ocean Group Ltd.	(1,830)	(3,518)	(5.9)

		(174,407)

Canada
Advantage Oil & Gas Ltd.	(55,785)	(147,955)	(249.5)
Altius Minerals Corp.	(17,286)	(235,421)	(396.9)
Altus Group Ltd.	(6,481)	(327,490)	(552.2)
Andlauer Healthcare Group, Inc.	(2,301)	(70,032)	(118.1)
Badger Daylighting Ltd.	(1,572)	(53,178)	(89.7)
Cascades, Inc.	(6,916)	(81,136)	(136.8)
Extendicare, Inc.	(29,136)	(185,130)	(312.2)
Fiera Capital Corp.	(9,577)	(85,006)	(143.3)
GDI Integrated Facility Services, Inc.	(2,826)	(132,776)	(223.9)
i-80 Gold Corp.	(62,639)	(125,365)	(211.4)
InterRent Real Estate Investment Trust	(5,171)	(64,577)	(108.9)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Labrador Iron Ore Royalty Corp.	(2,526)	$(86,354)	(145.6)%
Largo Resources Ltd.	(10,326)	(180,620)	(304.5)
Lundin Gold, Inc.	(111,555)	(1,081,833)	(1,824.1)
Rogers Sugar, Inc.	(38,005)	(171,914)	(289.9)
Sabina Gold & Silver Corp.	(27,603)	(39,524)	(66.6)
Sienna Senior Living, Inc.	(39,240)	(467,375)	(788.0)
Sierra Wireless, Inc.	(9,062)	(137,499)	(231.8)
SilverCrest Metals, Inc.	(10,601)	(91,853)	(154.9)
Transcontinental, Inc., Class A	(3,889)	(73,657)	(124.2)
Tucows, Inc., Class A	(1,961)	(154,154)	(259.9)
Uranium Participation Corp.	(54,915)	(239,917)	(404.5)
Wesdome Gold Mines Ltd.	(7,326)	(54,000)	(91.0)
Westshore Terminals Investment Corp.	(1,017)	(16,598)	(28.0)
Winpak Ltd.	(7,380)	(256,257)	(432.1)

		(4,559,621)

Denmark
Nilfisk Holding A/S	(8,102)	(240,228)	(405.1)
Ringkjoebing Landbobank A/S	(3,364)	(341,974)	(576.6)
Scandinavian Tobacco Group A/S	(42,681)	(777,366)	(1,310.7)
Sydbank AS	(16,762)	(499,676)	(842.5)

		(1,859,244)

Finland
Adapteo OYJ	(6,533)	(82,419)	(139.0)
Musti Group OYJ	(5,194)	(195,952)	(330.4)
Sanoma OYJ	(26,893)	(466,876)	(787.2)
Tokmanni Group Corp.	(9,482)	(243,842)	(411.1)

		(989,089)

France
Boiron SA	(511)	(23,837)	(40.2)
Elior Group SA	(11,312)	(93,702)	(158.0)
Fnac Darty SA	(498)	(35,119)	(59.2)
Gaztransport Et Technigaz SA	(1,525)	(130,169)	(219.5)
ID Logistics Group	(23)	(6,363)	(10.7)
Trigano SA	(174)	(31,086)	(52.4)

		(320,276)

Germany
Aareal Bank AG	(3,120)	(87,692)	(147.9)
Adesso SE	(383)	(56,176)	(94.7)
Amadeus Fire AG	(163)	(28,286)	(47.7)
Borussia Dortmund GmbH & Co. KGaA	(19,476)	(136,520)	(230.2)
Deutsche Beteiligungs AG	(374)	(15,471)	(26.1)
Deutsche EuroShop AG	(4,325)	(99,835)	(168.3)
DIC Asset AG	(13,294)	(237,106)	(399.8)
H&R GmbH & Co. KGaA	(10)	(88)	(0.2)
Home24 SE	(1,342)	(31,402)	(52.9)
Hypoport SE	(458)	(276,012)	(465.4)
KWS Saat SE & Co. KGaA	(622)	(55,275)	(93.2)
LPKF Laser & Electronics AG	(2,222)	(58,957)	(99.4)
MBB SE	(697)	(112,506)	(189.7)
Nagarro SE	(5,645)	(618,947)	(1,043.6)
Sixt SE	(7,034)	(975,852)	(1,645.4)
VERBIO Vereinigte BioEnergie AG	(1,693)	(85,383)	(144.0)
Washtec AG	(1,879)	(121,310)	(204.5)
Westwing Group AG	(6,420)	(368,942)	(622.1)

		(3,365,760)

Security	Shares	Value	% of Basket Value

Ireland
C&C Group PLC	(29,734)	$(121,691)	(205.2)%
Endo International PLC	(6,033)	(34,569)	(58.3)
Greencore Group PLC	(57,873)	(126,994)	(214.1)

		(283,254)

Israel
AFI Properties Ltd.	(3,385)	(140,262)	(236.5)
Cellcom Israel Ltd.	(5,971)	(23,085)	(38.9)
Electreon Wireless Ltd.	(57)	(4,416)	(7.4)
Formula Systems 1985 Ltd.	(6,815)	(652,315)	(1,099.9)
Gilat Satellite Networks Ltd.	(21,769)	(223,164)	(376.3)
Matrix IT Ltd.	(1,829)	(48,127)	(81.1)
Naphtha Israel Petroleum Corp. Ltd.	(30,252)	(142,676)	(240.6)
Taro Pharmaceutical Industries Ltd.	(3,167)	(234,421)	(395.3)
YH Dimri Construction & Development Ltd.	(707)	(42,001)	(70.8)

		(1,510,467)

Italy
Banca IFIS SpA	(2,065)	(28,222)	(47.6)
BFF Bank SpA	(4,839)	(43,327)	(73.1)
Carel Industries SpA	(1,024)	(22,923)	(38.7)
Danieli & C Officine Meccaniche SpA	(15,760)	(252,380)	(425.5)
De’ Longhi SpA	(744)	(32,520)	(54.8)
Enav SpA	(30,723)	(142,595)	(240.4)
Gruppo MutuiOnline SpA	(469)	(25,209)	(42.5)
Maire Tecnimont SpA	(25,349)	(81,095)	(136.7)

		(628,271)

Japan
77 Bank Ltd.	(9,400)	(118,058)	(199.1)
Aeon Hokkaido Corp.	(7,200)	(71,162)	(120.0)
Ai Holdings Corp.	(1,700)	(32,455)	(54.7)
Aichi Bank Ltd.	(1,800)	(46,038)	(77.6)
Alpha Systems, Inc.	(900)	(29,945)	(50.5)
Anest Iwata Corp.	(2,500)	(22,305)	(37.6)
Aomori Bank Ltd.	(2,800)	(58,515)	(98.7)
Arcland Sakamoto Co. Ltd.	(18,100)	(247,013)	(416.5)
ASKA Pharmaceutical Holdings Co. Ltd.	(6,500)	(81,692)	(137.7)
Awa Bank Ltd.	(18,700)	(377,372)	(636.3)
Bank of Nagoya Ltd.	(12,900)	(320,908)	(541.1)
Belluna Co. Ltd.	(5,200)	(55,031)	(92.8)
Bunka Shutter Co. Ltd.	(17,800)	(155,824)	(262.7)
Central Glass Co. Ltd.	(1,800)	(37,111)	(62.6)
Chukyo Bank Ltd.	(5,400)	(82,602)	(139.3)
Comforia Residential REIT, Inc.	(82)	(262,769)	(443.1)
Daibiru Corp.	(17,800)	(208,238)	(351.1)
Daiho Corp.	(8,300)	(300,467)	(506.6)
Daiseki Co. Ltd.	(9,600)	(361,786)	(610.0)
Daishi Hokuetsu Financial Group, Inc.	(5,200)	(111,847)	(188.6)
Daiwa Securities Living Investments Corp.	(140)	(143,677)	(242.3)
Digital Garage, Inc.	(5,700)	(234,629)	(395.6)
DyDo Group Holdings, Inc.	(500)	(23,184)	(39.1)
Eagle Industry Co. Ltd.	(7,600)	(80,693)	(136.1)
Eiken Chemical Co. Ltd.	(1,400)	(27,908)	(47.1)
Fuji Seal International, Inc.	(11,000)	(244,238)	(411.8)
Fujibo Holdings, Inc.	(300)	(12,165)	(20.5)
Fujitec Co. Ltd.	(9,600)	(217,072)	(366.0)
Fujiya Co. Ltd.	(4,400)	(86,286)	(145.5)
Fuso Chemical Co. Ltd.	(1,400)	(50,414)	(85.0)
Global One Real Estate Investment Corp.	(49)	(56,703)	(95.6)
GMO Financial Holdings, Inc.	(16,200)	(124,888)	(210.6)

30	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
GMO GlobalSign Holdings KK	(2,400)	$(129,273)	(218.0)%
Grace Technology, Inc.	(1,000)	(24,423)	(41.2)
Gree, Inc.	(20,900)	(109,339)	(184.4)
H2O Retailing Corp.	(60,000)	(470,132)	(792.7)
Hazama Ando Corp.	(5,600)	(42,737)	(72.1)
Heiwa Real Estate REIT, Inc.	(164)	(247,122)	(416.7)
Hioki EE Corp.	(2,400)	(117,690)	(198.4)
Hokkoku Bank Ltd.	(4,700)	(104,666)	(176.5)
Hokuhoku Financial Group, Inc.	(16,100)	(135,656)	(228.7)
Hulic Reit, Inc.	(17)	(27,133)	(45.7)
Hyakujushi Bank Ltd.	(9,200)	(128,335)	(216.4)
Ichibanya Co. Ltd.	(5,600)	(246,802)	(416.1)
Ichigo Office REIT Investment Corp.	(137)	(119,582)	(201.6)
Idec Corp.	(7,300)	(112,017)	(188.9)
Information Services International-Dentsu Ltd.	(3,500)	(128,985)	(217.5)
I-PEX, Inc.	(3,700)	(63,159)	(106.5)
ITmedia, Inc.	(11,800)	(207,489)	(349.8)
Itochu Enex Co. Ltd.	(3,200)	(30,526)	(51.5)
JAFCO Group Co. Ltd.	(13,800)	(993,434)	(1,675.0)
Japan Lifeline Co. Ltd.	(3,400)	(47,918)	(80.8)
JINS Holdings, Inc.	(400)	(28,064)	(47.3)
Juroku Bank Ltd.	(1,500)	(27,691)	(46.7)
Kansai Super Market Ltd.	(6,900)	(65,233)	(110.0)
Katakura Industries Co. Ltd.	(21,000)	(266,762)	(449.8)
Keiyo Co. Ltd.	(12,300)	(80,397)	(135.6)
Kenedix Residential Next Investment Corp.	(12)	(24,752)	(41.7)
Key Coffee, Inc.	(2,500)	(47,253)	(79.7)
KFC Holdings Japan Ltd..	(10,700)	(283,109)	(477.3)
Kintetsu Department Store Co. Ltd.	(2,200)	(61,782)	(104.2)
Kissei Pharmaceutical Co. Ltd.	(12,500)	(254,007)	(428.3)
Kiyo Bank Ltd.	(6,300)	(82,862)	(139.7)
KLab, Inc.	(15,500)	(109,053)	(183.9)
Kohnan Shoji Co. Ltd.	(8,600)	(232,618)	(392.2)
Kojima Co. Ltd.	(34,100)	(277,116)	(467.2)
Koshidaka Holdings Co. Ltd.	(9,000)	(45,488)	(76.7)
KYORIN Holdings, Inc.	(12,100)	(211,975)	(357.4)
Leopalace21 Corp.	(115,300)	(159,246)	(268.5)
Marvelous, Inc.	(30,000)	(230,537)	(388.7)
Matsuya Co. Ltd.	(14,700)	(126,214)	(212.8)
Media Do Co. Ltd.	(1,600)	(83,837)	(141.4)
Medley, Inc.	(3,400)	(136,621)	(230.4)
Melco Holdings, Inc.	(800)	(30,419)	(51.3)
Mie Kotsu Group Holdings, Inc.	(84,800)	(366,069)	(617.2)
Mitsubishi Research Institute, Inc.	(600)	(22,634)	(38.2)
Mitsui-Soko Holdings Co. Ltd.	(3,000)	(60,604)	(102.2)
Mitsuuroko Group Holdings Co. Ltd.	(10,000)	(130,758)	(220.5)
Miyazaki Bank Ltd.	(2,800)	(56,583)	(95.4)
MOS Food Services, Inc.	(7,000)	(191,734)	(323.3)
Musashino Bank Ltd.	(5,400)	(80,382)	(135.5)
Nichiban Co. Ltd.	(6,200)	(105,007)	(177.0)
Nichiha Corp.	(700)	(20,351)	(34.3)
Nichi-iko Pharmaceutical Co. Ltd..	(7,900)	(66,191)	(111.6)
Nippon Fine Chemical Co. Ltd.	(1,700)	(22,469)	(37.9)
Nippon Kanzai Co. Ltd.	(1,100)	(21,859)	(36.9)
Nishimatsu Construction Co. Ltd.	(10,600)	(282,144)	(475.7)
Nishi-Nippon Financial Holdings, Inc.	(6,700)	(43,052)	(72.6)
Nittoku Co. Ltd.	(3,200)	(103,332)	(174.2)
Nohmi Bosai Ltd.	(100)	(1,890)	(3.2)
North Pacific Bank Ltd.	(312,600)	(808,164)	(1,362.7)
NTT UD REIT Investment Corp.	(21)	(31,134)	(52.5)
Ogaki Kyoritsu Bank Ltd.	(2,300)	(41,345)	(69.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Optorun Co. Ltd.	(1,700)	$(45,491)	(76.7)%
Prestige International, Inc.	(4,400)	(29,235)	(49.3)
Raiznext Corp.	(39,200)	(413,618)	(697.4)
Restar Holdings Corp.	(1,200)	(21,203)	(35.7)
Ringer Hut Co. Ltd.	(5,900)	(119,491)	(201.5)
Royal Holdings Co. Ltd.	(14,000)	(243,726)	(410.9)
RS Technologies Co. Ltd.	(2,500)	(150,700)	(254.1)
Ryoyo Electro Corp.	(22,400)	(553,122)	(932.6)
Saibu Gas Holdings Co. Ltd.	(1,000)	(23,345)	(39.4)
San ju San Financial Group, Inc.	(11,900)	(141,136)	(238.0)
San-In Godo Bank Ltd.	(10,100)	(46,365)	(78.2)
Sanyo Chemical Industries Ltd.	(1,000)	(47,505)	(80.1)
Sanyo Denki Co. Ltd.	(4,600)	(331,339)	(558.7)
Seikagaku Corp..	(200)	(1,837)	(3.1)
Seiren Co. Ltd.	(9,400)	(162,755)	(274.4)
Shibaura Machine Co. Ltd.	(26,000)	(620,081)	(1,045.5)
Shibuya Corp.	(1,800)	(54,663)	(92.2)
Shikoku Bank Ltd.	(5,000)	(31,966)	(53.9)
Shin Nippon Air Technologies Co. Ltd.	(6,500)	(128,076)	(215.9)
Sodick Co. Ltd.	(9,600)	(87,003)	(146.7)
St Marc Holdings Co. Ltd.	(5,000)	(77,467)	(130.6)
Sumitomo Densetsu Co. Ltd.	(900)	(19,107)	(32.2)
Sumitomo Warehouse Co. Ltd.	(12,700)	(164,462)	(277.3)
Suruga Bank Ltd.	(196,784)	(705,221)	(1,189.1)
T Hasegawa Co. Ltd.	(34,800)	(650,177)	(1,096.3)
Tadano Ltd.	(8,300)	(84,384)	(142.3)
Taiyo Holdings Co. Ltd.	(5,100)	(246,926)	(416.3)
Taki Chemical Co. Ltd.	(2,000)	(110,065)	(185.6)
Takuma Co. Ltd.	(11,300)	(232,045)	(391.3)
Tatsuta Electric Wire and Cable Co. Ltd.	(8,300)	(45,280)	(76.3)
Tenma Corp.	(1,300)	(27,259)	(46.0)
TKC Corp.	(3,100)	(97,455)	(164.3)
Toei Animation Co. Ltd.	(3,600)	(409,613)	(690.6)
Toho Bank Ltd.	(174,700)	(340,554)	(574.2)
Tokyotokeiba Co. Ltd.	(2,500)	(135,368)	(228.2)
Tokyu Construction Co. Ltd.	(28,000)	(144,920)	(244.3)
TOMONY Holdings, Inc..	(17,100)	(46,057)	(77.7)
Toyo Gosei Co. Ltd.	(800)	(99,308)	(167.4)
Trancom Co. Ltd.	(700)	(54,335)	(91.6)
Uchida Yoko Co. Ltd.	(2,500)	(106,963)	(180.3)
ValueCommerce Co. Ltd.	(15,000)	(481,004)	(811.0)
Vector, Inc.	(4,700)	(40,384)	(68.1)
Wacoal Holdings Corp.	(1,300)	(29,347)	(49.5)
West Holdings Corp.	(12,100)	(393,948)	(664.2)
Wowow, Inc.	(1,800)	(43,862)	(74.0)
Yamagata Bank Ltd.	(6,300)	(57,934)	(97.7)
YA-MAN Ltd.	(2,400)	(32,779)	(55.3)
Yoshinoya Holdings Co. Ltd.	(73,200)	(1,355,786)	(2,286.0)
Zojirushi Corp.	(7,400)	(118,047)	(199.0)

		(22,692,865)

Liechtenstein
Liechtensteinische Landesbank AG	(1,041)	(61,602)	(103.9)

Netherlands
Corbion NV	(7,082)	(414,736)	(699.3)
Intertrust NV	(8,857)	(163,990)	(276.5)
Koninklijke BAM Groep NV	(154,099)	(426,728)	(719.5)
NSI NV	(4,322)	(175,629)	(296.2)
Van Lanschot Kempen NV	(11,789)	(345,061)	(581.8)

		(1,526,144)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

New Zealand
Genesis Energy Ltd.	(151,074)	$(371,434)	(626.3)%
Summerset Group Holdings Ltd.	(3,009)	(26,183)	(44.2)
Synlait Milk Ltd.	(115,712)	(271,596)	(457.9)

		(669,213)

Norway
Norwegian Finans Holding ASA	(8,233)	(90,895)	(153.2)
Sbanken ASA	(10,814)	(134,371)	(226.6)

		(225,266)

Portugal
REN- Redes Energeticas Nacionais SGPS SA	(85,038)	(249,034)	(419.9)

Puerto Rico
First BanCorp	(24,770)	(311,359)	(525.0)

Singapore
Kulicke & Soffa Industries, Inc.	(1,534)	(87,208)	(147.0)
Parkway Life Real Estate Investment Trust	(49,300)	(154,485)	(260.5)

		(241,693)

South Africa
Investec PLC	(27,181)	(109,424)	(184.5)

Spain
Aedas Homes SA	(10,099)	(261,043)	(440.1)
Corp. Financiera Alba SA	(78)	(4,131)	(7.0)
eDreams ODIGEO SA	(4,462)	(25,991)	(43.8)
Faes Farma SA	(19,157)	(79,827)	(134.6)
Grupo Catalana Occidente SA	(836)	(34,977)	(59.0)
Melia Hotels International SA	(11,744)	(95,928)	(161.7)
Metrovacesa SA	(24,575)	(225,430)	(380.1)
Prosegur Cia de Seguridad SA	(22,523)	(70,024)	(118.1)
Sacyr SA	(18,280)	(50,641)	(85.4)

		(847,992)

Sweden
AF Poyry AB	(20,340)	(665,540)	(1,122.2)
Alimak Group AB	(10,445)	(180,138)	(303.7)
Ambea AB	(7,436)	(69,707)	(117.5)
Attendo AB	(24,426)	(142,307)	(239.9)
Bravida Holding AB	(30,150)	(448,748)	(756.6)
Bure Equity AB	(7,860)	(358,731)	(604.9)
Cloetta AB	(63,380)	(198,394)	(334.5)
Creades AB	(100)	(1,487)	(2.5)
Instalco AB	(2,852)	(120,851)	(203.8)
Karo Pharma AB	(20,575)	(129,420)	(218.2)
Klovern AB	(38,288)	(74,109)	(125.0)
Mekonomen AB	(13,119)	(225,015)	(379.4)
NCC AB	(1,496)	(28,208)	(47.6)
Nyfosa AB	(5,037)	(60,596)	(102.2)
Resurs Holding AB	(38,751)	(200,290)	(337.7)
Sdiptech AB	(2,398)	(107,538)	(181.3)
SkiStar AB	(6,290)	(95,207)	(160.5)

		(3,106,286)

Switzerland
APG SGA SA	(167)	(40,047)	(67.5)
Burckhardt Compression Holding AG	(123)	(44,170)	(74.5)
EFG International AG	(67,225)	(587,525)	(990.6)
Forbo Holding AG	(138)	(264,303)	(445.6)
Huber + Suhner AG	(911)	(73,113)	(123.3)
Implenia AG	(2,077)	(60,539)	(102.1)
Mobilezone Holding AG	(7,847)	(98,204)	(165.6)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Mobimo Holding AG	(773)	$(245,637)	(414.2)%
Orior AG	(1,170)	(107,103)	(180.6)
Rieter Holding AG	(2,892)	(445,269)	(750.8)
St Galler Kantonalbank AG	(243)	(113,775)	(191.8)
Swissquote Group Holding SA	(378)	(56,760)	(95.7)
Valiant Holding AG	(4,404)	(488,278)	(823.3)
Zehnder Group AG	(7,928)	(639,456)	(1,078.2)

		(3,264,179)

Thailand
Fabrinet	(504)	(43,153)	(72.8)

United Kingdom
AB Dynamics PLC	(7,874)	(250,111)	(421.7)
Clinigen Group PLC	(4,104)	(48,375)	(81.6)
Close Brothers Group PLC	(32,870)	(720,999)	(1,215.7)
Elementis PLC	(47,222)	(97,563)	(164.5)
First Derivatives PLC	(2,204)	(89,032)	(150.1)
Helical PLC	(53)	(310)	(0.5)
Hotel Chocolat Group PLC	(1,535)	(8,586)	(14.5)
IP Group PLC	(145,747)	(258,369)	(435.6)
John Laing Group PLC	(185,341)	(786,399)	(1,326.0)
Lancashire Holdings Ltd.	(71,564)	(701,604)	(1,183.0)
LondonMetric Property PLC	(109,416)	(340,924)	(574.8)
Luxfer Holdings PLC	(3,414)	(75,483)	(127.3)
Redde Northgate PLC	(84,423)	(424,630)	(716.0)
RWS Holdings PLC	(79,518)	(754,452)	(1,272.1)
Serica Energy PLC	(61,812)	(101,585)	(171.3)
Stolt-Nielsen Ltd.	(9,101)	(136,887)	(230.8)
TORM PLC	(8)	(70)	(0.1)
Virgin Money UK PLC	(8,937)	(24,697)	(41.6)

		(4,820,076)

United States
2U, Inc	(6,277)	(246,372)	(415.4)
ACCO Brands Corp.	(5,412)	(46,435)	(78.3)
ADTRAN, Inc.	(14,827)	(253,393)	(427.2)
Agenus, Inc.	(23,054)	(71,237)	(120.1)
Akebia Therapeutics, Inc.	(23,112)	(73,727)	(124.3)
Allegheny Technologies, Inc.	(6,290)	(146,305)	(246.7)
ALLETE, Inc.	(2,957)	(208,055)	(350.8)
Alto Ingredients, Inc.	(32,682)	(181,712)	(306.4)
Altra Industrial Motion Corp.	(4,213)	(248,609)	(419.2)
Ambac Financial Group, Inc.	(6,405)	(109,846)	(185.2)
Ameresco, Inc., Class A	(5,943)	(313,731)	(529.0)
American National Group, Inc.	(1,576)	(178,640)	(301.2)
Ameris Bancorp	(1,290)	(69,776)	(117.6)
Amneal Pharmaceuticals, Inc.	(8,702)	(47,948)	(80.8)
AnaptysBio, Inc.	(1,531)	(35,749)	(60.3)
ANI Pharmaceuticals, Inc.	(645)	(21,466)	(36.2)
Apollo Medical Holdings, Inc.	(16,580)	(492,260)	(830.0)
Apple Hospitality REIT, Inc.	(5,400)	(85,644)	(144.4)
Applied Industrial Technologies, Inc.	(1,039)	(99,391)	(167.6)
ArcBest Corp.	(844)	(61,409)	(103.5)
Arcosa, Inc.	(419)	(25,262)	(42.6)
Ares Management Corp.	(2,858)	(150,102)	(253.1)
Arrow Financial Corp.	(1,585)	(56,030)	(94.5)
Asbury Automotive Group, Inc.	(539)	(107,051)	(180.5)
Assembly Biosciences, Inc.	(9,630)	(41,216)	(69.5)
Associated Capital Group, Inc.	(421)	(15,042)	(25.4)
Atlas Air Worldwide Holdings, Inc.	(5,938)	(403,250)	(679.9)
Avanos Medical, Inc.	(4,735)	(204,599)	(345.0)

32	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
AZZ, Inc	(5,775)	$(303,996)	(512.6)%
Badger Meter, Inc.	(576)	(53,793)	(90.7)
BGC Partners, Inc., Class A	(21,043)	(111,528)	(188.0)
Bloomin’ Brands, Inc.	(1,893)	(59,819)	(100.9)
Bluebird Bio Inc.	(3,470)	(104,100)	(175.5)
BMC Stock Holdings, Inc.	(746)	(47,654)	(80.3)
Boise Cascade Co	(7,414)	(494,662)	(834.1)
BOK Financial Corp.	(1,537)	(135,164)	(227.9)
Brightsphere Investment Group, Inc.	(1,241)	(27,935)	(47.1)
BRP Group, Inc.	(20,751)	(602,194)	(1,015.4)
Cabot Corp.	(1,680)	(92,198)	(155.5)
Cadence BanCorp	(2,459)	(54,713)	(92.3)
Cadiz, Inc.	(11,851)	(138,064)	(232.8)
Cal-Maine Foods, Inc.	(1,655)	(61,831)	(104.3)
Cannae Holdings, Inc.	(14,231)	(564,971)	(952.6)
Carpenter Technology Corp.	(8,049)	(304,816)	(514.0)
Casa Systems, Inc.	(3,805)	(29,850)	(50.3)
Central Pacific Financial Corp.	(6,695)	(180,430)	(304.2)
ChannelAdvisor Corp.	(4,753)	(100,526)	(169.5)
Chase Corp.	(1,679)	(198,861)	(335.3)
Clean Energy Fuels Corp.	(15,679)	(172,469)	(290.8)
Clear Channel Outdoor Holdings, Inc.	(81,311)	(204,091)	(344.1)
Clearway Energy, Inc.	(3,101)	(88,968)	(150.0)
CNO Financial Group, Inc.	(39,506)	(1,008,588)	(1,700.6)
CNX Resources Corp.	(3,561)	(47,789)	(80.6)
Co-Diagnostics, Inc.	(15,156)	(134,282)	(226.4)
Colony Capital, Inc.	(28,793)	(201,551)	(339.8)
Columbia Property Trust, Inc.	(3,917)	(70,545)	(118.9)
Comfort Systems USA, Inc.	(717)	(59,052)	(99.6)
CommScope Holding Co., Inc.	(38,982)	(641,254)	(1,081.2)
Compass Minerals International, Inc.	(396)	(26,896)	(45.3)
Consolidated Communications Holdings, Inc.	(22,310)	(160,632)	(270.8)
Corcept Therapeutics, Inc.	(21,154)	(482,100)	(812.9)
CoreCivic, Inc.	(42,493)	(330,171)	(556.7)
Covanta Holding Corp.	(3,608)	(54,264)	(91.5)
CryoPort, Inc.	(4,984)	(281,945)	(475.4)
Dana, Inc.	(44,205)	(1,118,386)	(1,885.7)
Diamond Hill Investment Group, Inc.	(1,598)	(273,258)	(460.7)
Dorian LPG Ltd.	(15,852)	(210,673)	(355.2)
Dycom Industries, Inc.	(1,447)	(135,743)	(228.9)
Eastman Kodak Co	(20,620)	(153,825)	(259.4)
Ebix, Inc.	(780)	(23,486)	(39.6)
eHealth, Inc.	(1,127)	(79,724)	(134.4)
Encore Wire Corp.	(1,179)	(88,048)	(148.5)
ePlus, Inc.	(3,213)	(322,457)	(543.7)
Esperion Therapeutics, Inc.	(13,612)	(366,843)	(618.5)
Evoqua Water Technologies Corp	(2,916)	(83,339)	(140.5)
Ferro Corp.	(3,046)	(50,746)	(85.6)
Fluidigm Corp.	(9,059)	(45,386)	(76.5)
Forward Air Corp.	(6,102)	(538,746)	(908.4)
Franchise Group, Inc.	(3,699)	(142,522)	(240.3)
Gates Industrial Corp. PLC	(2,045)	(35,276)	(59.5)
Genworth Financial, Inc., Class A	(13,159)	(56,847)	(95.8)
GEO Group, Inc.	(3,831)	(21,109)	(35.6)
Gibraltar Industries, Inc.	(696)	(63,935)	(107.8)
GMS, Inc.	(1,269)	(55,468)	(93.5)
Green Brick Partners, Inc.	(5,446)	(140,561)	(237.0)
Hancock Whitney Corp.	(4,046)	(187,087)	(315.4)
Hawaiian Electric Industries, Inc.	(14,679)	(632,078)	(1,065.8)
Hawaiian Holdings, Inc.	(18,999)	(477,065)	(804.4)
Hawkins, Inc.	(4,482)	(149,475)	(252.0)
Healthcare Services Group, Inc.	(29,704)	(889,635)	(1,500.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Helios Technologies, Inc.	(2,958)	$(213,804)	(360.5)%
HomeStreet, Inc.	(1,917)	(78,290)	(132.0)
Inogen, Inc.	(1,403)	(91,742)	(154.7)
Inovalon Holdings, Inc.	(3,786)	(114,375)	(192.8)
Installed Building Products, Inc.	(826)	(111,221)	(187.5)
Insteel Industries, Inc.	(5,288)	(201,631)	(340.0)
InterDigital, Inc.	(3,675)	(255,118)	(430.2)
International Bancshares Corp.	(2,021)	(95,775)	(161.5)
John Wiley & Sons, Inc., Class A	(721)	(41,054)	(69.2)
Kimball Electronics, Inc.	(1,038)	(23,884)	(40.3)
Kite Realty Group Trust	(2,464)	(51,276)	(86.5)
Korn Ferry	(5,403)	(366,810)	(618.5)
Kosmos Energy Ltd.	(50,863)	(145,468)	(245.3)
Kraton Corp.	(2,090)	(74,738)	(126.0)
Kratos Defense & Security Solutions, Inc.	(17,274)	(461,907)	(778.8)
Lancaster Colony Corp.	(230)	(42,483)	(71.6)
Lantheus Holdings, Inc.	(10,384)	(246,101)	(415.0)
Laureate Education, Inc.	(19,505)	(268,194)	(452.2)
La-Z-Boy, Inc.	(1,905)	(84,696)	(142.8)
LGI Homes, Inc.	(691)	(114,554)	(193.1)
Lindblad Expeditions Holdings, Inc.	(14,905)	(244,293)	(411.9)
Lions Gate Entertainment Corp.	(11,294)	(142,304)	(239.9)
LTC Properties, Inc.	(4,139)	(176,032)	(296.8)
Macquarie Infrastructure Corp.	(9,283)	(309,217)	(521.4)
Madison Square Garden Entertainment Corp.	(3,048)	(276,179)	(465.7)
Maxar Technologies, Inc.	(11,634)	(451,516)	(761.3)
MaxLinear, Inc.	(4,760)	(171,312)	(288.9)
MBIA, Inc.	(24,834)	(248,837)	(419.6)
MEDNAX, Inc.	(1,808)	(47,587)	(80.2)
Merchants Bancorp	(3,453)	(140,848)	(237.5)
Meridian Bancorp, Inc.	(15,140)	(334,745)	(564.4)
Meridian Bioscience, Inc.	(2,575)	(50,419)	(85.0)
Methode Electronics, Inc.	(2,150)	(96,599)	(162.9)
MFA Financial, Inc.	(798)	(3,511)	(5.9)
MGE Energy, Inc.	(13,247)	(991,008)	(1,671.0)
MGP Ingredients, Inc.	(1,881)	(113,048)	(190.6)
Minerals Technologies, Inc.	(8,746)	(683,412)	(1,152.3)
Mitek Systems, Inc.	(7,339)	(118,965)	(200.6)
Monro, Inc.	(4,819)	(340,173)	(573.6)
Mr Cooper Group, Inc.	(4,185)	(144,299)	(243.3)
Mueller Water Products, Inc.	(20,373)	(292,556)	(493.3)
Murphy Oil Corp.	(3,586)	(60,711)	(102.4)
Myers Industries, Inc.	(12,133)	(273,720)	(461.5)
National Presto Industries, Inc.	(1,454)	(149,588)	(252.2)
Nautilus, Inc.	(3,407)	(57,101)	(96.3)
nLight, Inc.	(4,718)	(138,426)	(233.4)
Nu Skin Enterprises, Inc.	(4,506)	(238,187)	(401.6)
Odonate Therapeutics, Inc.	(35,825)	(120,014)	(202.4)
ODP Corp.	(6,053)	(244,723)	(412.6)
Office Properties Income Trust	(2,781)	(77,173)	(130.1)
O-I Glass, Inc.	(7,425)	(122,438)	(206.4)
One Liberty Properties, Inc.	(7,643)	(190,081)	(320.5)
Ontrak, Inc.	(5,604)	(182,915)	(308.4)
OPKO Health, Inc.	(34,024)	(139,498)	(235.2)
Option Care Health, Inc.	(4,349)	(82,979)	(139.9)
Oxford Industries, Inc.	(1,458)	(133,013)	(224.3)
Pacific Premier Bancorp, Inc.	(4,418)	(194,525)	(328.0)
Papa John’s International, Inc.	(1,678)	(162,296)	(273.6)
Parsons Corp.	(1,717)	(76,115)	(128.3)
Patterson Cos., Inc.	(6,140)	(197,340)	(332.7)
PetIQ, Inc.	(1,237)	(52,696)	(88.9)
Phibro Animal Health Corp.	(7,262)	(178,064)	(300.2)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Pitney Bowes, Inc.	(12,879)	$(96,206)	(162.2)%
PQ Group Holdings, Inc.	(5,509)	(77,126)	(130.0)
Premier, Inc., Class A	(21,573)	(762,606)	(1,285.8)
PriceSmart, Inc.	(3,229)	(271,365)	(457.6)
Primoris Services Corp.	(3,924)	(128,158)	(216.1)
Provident Financial Services, Inc..	(3,248)	(76,555)	(129.1)
PS Business Parks, Inc.	(2,374)	(385,466)	(649.9)
Purple Innovation, Inc.	(7,909)	(269,539)	(454.5)
QCR Holdings, Inc.	(478)	(23,049)	(38.9)
Quotient Technology, Inc.	(23,424)	(382,748)	(645.4)
Radius Health, Inc.	(2,510)	(55,973)	(94.4)
Range Resources Corp.	(42,433)	(416,692)	(702.6)
Ranpak Holdings Corp.	(3,053)	(58,709)	(99.0)
Rayonier, Inc.	(11,314)	(410,472)	(692.1)
RealReal, Inc.	(2,376)	(58,854)	(99.2)
REGENXBIO, Inc.	(2,815)	(97,652)	(164.7)
Rent-A-Center, Inc.	(12,404)	(713,850)	(1,203.6)
Repay Holdings Corp.	(31,175)	(712,349)	(1,201.1)
Rigel Pharmaceuticals, Inc.	(14,012)	(52,125)	(87.9)
RMR Group, Inc.	(4,384)	(173,519)	(292.6)
Rogers Corp.	(3,737)	(731,854)	(1,234.0)
S&T Bancorp, Inc.	(3,042)	(100,234)	(169.0)
Safehold, Inc.	(324)	(22,910)	(38.6)
Sally Beauty Holdings, Inc.	(2,210)	(44,355)	(74.8)
Sandy Spring Bancorp, Inc.	(12,217)	(554,163)	(934.4)
Schnitzer Steel Industries, Inc.	(2,316)	(109,338)	(184.4)
Select Medical Holdings Corp.	(5,861)	(221,077)	(372.8)
Sensient Technologies Corp.	(10,128)	(832,927)	(1,404.4)
ServisFirst Bancshares, Inc.	(769)	(48,632)	(82.0)
Shyft Group, Inc.	(1,367)	(48,419)	(81.6)
Silgan Holdings, Inc	(9,590)	(404,410)	(681.9)
Simmons First National Corp., Class A	(19,888)	(566,808)	(955.7)
Simply Good Foods Co.	(15,380)	(531,379)	(896.0)
SolarWinds Corp.	(40,372)	(680,672)	(1,147.7)
Standex International Corp.	(989)	(93,777)	(158.1)
Super Micro Computer, Inc.	(12,011)	(444,647)	(749.7)
Surgery Partners, Inc.	(2,737)	(131,923)	(222.4)
Systemax, Inc.	(11,743)	(501,661)	(845.9)
Tejon Ranch Co.	(2,749)	(43,489)	(73.3)
Telephone and Data Systems, Inc.	(4,195)	(96,401)	(162.5)
Tennant Co	(1,207)	(95,244)	(160.6)
Tootsie Roll Industries, Inc.	(507)	(16,009)	(27.0)
Towne Bank	(2,261)	(70,046)	(118.1)
TPI Composites, Inc.	(1,111)	(59,050)	(99.6)
Translate Bio, Inc.	(21,568)	(500,809)	(844.4)
Tredegar Corp.	(6,606)	(96,580)	(162.8)
TTEC Holdings, Inc.	(6,871)	(698,987)	(1,178.6)
Tupperware Brands Corp.	(1,155)	(28,147)	(47.5)
UMB Financial Corp.	(666)	(64,622)	(109.0)
Unisys Corp.	(18,575)	(445,800)	(751.7)
United Natural Foods, Inc.	(4,988)	(183,858)	(310.0)
United States Lime & Minerals, Inc.	(624)	(86,224)	(145.4)
Uniti Group, Inc.	(8,687)	(99,032)	(167.0)
Univar Solutions, Inc.	(4,452)	(103,954)	(175.3)
Universal Corp.	(4,334)	(243,701)	(410.9)
Universal Health Realty Income Trust	(1,235)	(82,683)	(139.4)
Upland Software, Inc.	(5,029)	(249,237)	(420.2)
Urstadt Biddle Properties, Inc., Class A	(8,627)	(156,753)	(264.3)
US Concrete, Inc.	(587)	(37,222)	(62.8)
Utz Brands, Inc.	(15,278)	(447,645)	(754.8)
Vapotherm, Inc.	(2,627)	(57,794)	(97.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Voyager Therapeutics, Inc.	(14,260)	$(68,733)	(115.9)%
Walker & Dunlop, Inc.	(3,715)	(411,808)	(694.4)
WaVe Life Sciences Ltd.	(23,970)	(147,415)	(248.6)
White Mountains Insurance Group Ltd.	(288)	(335,644)	(565.9)
Worthington Industries, Inc.	(3,765)	(245,704)	(414.3)
XBiotech, Inc.	(3,637)	(62,120)	(104.7)
Xperi Holding Corp.	(906)	(18,618)	(31.4)
York Water Co	(7,790)	(402,276)	(678.3)
Zuora, Inc., Class A	(22,073)	(357,583)	(602.9)

		(46,804,648)

Total Reference Entity — Short		(99,309,082)

Net Value of Reference Entity — Bank of America N.A		$59,308

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of period end, termination dates September 06, 2021 and August 21, 2025:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Challenger Ltd.	121,346	$476,318	20.0%
CSR Ltd.	126,345	580,250	24.4
Evolution Mining Ltd.	3,681	13,034	0.5
IOOF Holdings Ltd.	313,063	879,338	36.9
JB Hi-Fi Ltd.	20,277	722,912	30.4
Metcash Ltd.	531,923	1,457,308	61.2
Northern Star Resources Ltd.	3,114	25,019	1.1
Scentre Group	193,440	404,867	17.0
Technology One Ltd.	31,147	227,233	9.5
Treasury Wine Estates Ltd.	67,638	522,709	22.0
WiseTech Global Ltd.	3,800	92,006	3.9

		5,400,994

Austria
voestalpine AG	31,792	1,379,273	58.0
Wienerberger AG	21,747	852,573	35.8

		2,231,846

Belgium
Umicore SA	6,150	373,690	15.7

Bermuda
Hiscox Ltd.	2,065	23,114	1.0

Canada
Canada Goose Holdings, Inc.	7,983	337,441	14.2

Denmark
GN Store Nord A/S	26,009	2,345,678	98.6
ISS A/S	87,339	1,656,116	69.6
Rockwool International AS	162	72,462	3.0

		4,074,256

Finland
Outokumpu OYJ	110,015	714,967	30.0

France
Air Liquide SA	255	42,943	1.8
Airbus SE	737	88,553	3.7

34	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
ALD SA	21,756	$342,053	14.4%
Alstom SA	2,351	128,392	5.4
Alten SA	23	2,879	0.1
Casino Guichard Perrachon SA	25,670	896,306	37.7
Eiffage SA	15,097	1,653,687	69.5
Electricite de France SA	2,486	36,274	1.5
Engie SA	5,539	82,506	3.5
Faurecia SE	7,145	386,023	16.2
Legrand SA	2,600	253,084	10.6
Nexans SA	564	46,320	1.9
Remy Cointreau SA	242	48,352	2.0
Renault SA	978	39,421	1.7
Rexel SA	15,416	303,036	12.7
SCOR SE	76,071	2,457,964	103.3
TOTAL SE	2,062	91,136	3.8
Unibail-Rodamco-Westfield	7,213	594,002	25.0
Valeo SA	7,394	239,610	10.1

		7,732,541

Germany
Adidas AG	1,144	353,337	14.9
alstria office REIT-AG	20,523	367,460	15.4
BASF SE	5,201	419,155	17.6
Bayerische Motoren Werke AG	193	19,352	0.8
Covestro AG	6,215	406,457	17.1
Daimler AG	9,539	848,959	35.7
Duerr AG	2,295	96,172	4.0
E.ON SE	34,740	418,889	17.6
Hella GmbH & Co. KGaA	22,204	1,332,138	56.0
HelloFresh SE	4,997	414,527	17.4
Infineon Technologies AG	9,626	386,008	16.2
Knorr-Bremse AG	2,264	277,512	11.7
Rheinmetall AG	16,455	1,716,899	72.1
Schaeffler AG	142,061	1,280,455	53.8
Siemens AG	103	17,184	0.7
Solarworld AG	10	5	0.0
Talanx AG	2	84	0.0
thyssenkrupp AG	86,219	1,152,653	48.4
TUI AG	387,004	2,312,202	97.2
Wacker Chemie AG	498	75,108	3.2

		11,894,556

Hong Kong
ASM Pacific Technology Ltd.	28,100	424,406	17.8
Dah Sing Banking Group Ltd.	45,600	49,984	2.1
Dah Sing Financial Holdings Ltd.	44,400	143,397	6.0
Guotai Junan International Holdings Ltd.	211,000	38,135	1.6
Haitong International Securities Group Ltd.	866,000	272,154	11.5
Johnson Electric Holdings Ltd.	13,500	35,876	1.5
Kerry Logistics Network Ltd.	28,500	85,547	3.6
NWS Holdings Ltd.	103,000	113,674	4.8
Vitasoy International Holdings Ltd.	64,000	247,130	10.4
Yue Yuen Industrial Holdings Ltd.	157,000	392,933	16.5

		1,803,236

Ireland
DCC PLC	10,801	937,192	39.4
Experian PLC	33,423	1,288,508	54.1
Kingspan Group PLC	1,255	111,626	4.7

		2,337,326

Security	Shares	Value	% of Basket Value

Italy
Banca Mediolanum SpA	136,099	$1,269,867	53.3%
Enel SpA	2,423	24,059	1.0
Prysmian SpA	745	23,308	1.0

		1,317,234

Japan
ABC-Mart, Inc.	800	42,864	1.8
Aisin Corp.	41,200	1,585,782	66.6
Alps Alpine Co. Ltd.	47,600	576,756	24.2
Amada Co. Ltd.	57,700	625,837	26.3
Asics Corp.	13,600	216,101	9.1
ASKUL Corp.	800	29,265	1.2
Bic Camera Inc.	1,300	13,419	0.6
Canon Marketing Japan, Inc.	3,600	86,912	3.7
Casio Computer Co. Ltd.	24,500	433,803	18.2
Daito Trust Construction Co. Ltd.	6,300	669,897	28.2
DIC Corp.	8,500	217,252	9.1
FANUC Corp.	2,700	621,763	26.1
JFE Holdings, Inc.	7,400	97,308	4.1
Kirin Holdings Co. Ltd.	38,300	719,245	30.2
Komatsu Ltd.	8,900	261,701	11.0
Konica Minolta, Inc.	33,100	187,730	7.9
K’s Holdings Corp.	30,900	421,546	17.7
Kyushu Railway Co.	51,700	1,160,631	48.8
Lawson, Inc.	5,400	242,682	10.2
Mabuchi Motor Co. Ltd.	4,100	164,216	6.9
Mazda Motor Corp.	36,200	281,100	11.8
Mitsubishi Heavy Industries Ltd.	25,200	750,163	31.5
Mitsubishi Materials Corp.	114,400	2,570,158	108.0
NGK Spark Plug Co. Ltd.	13,500	225,447	9.5
NHK Spring Co. Ltd.	68,400	505,159	21.2
Nippon Steel Corp.	90,900	1,588,475	66.7
NOK Corp.	101,400	1,306,835	54.9
Olympus Corp.	1,100	22,640	1.0
Outsourcing Inc.	7,800	119,861	5.0
PALTAC Corp.	500	26,051	1.1
Pan Pacific International Holdings Corp.	4,800	103,466	4.3
Panasonic Corp.	11,000	129,162	5.4
Persol Holdings Co. Ltd.	47,700	878,454	36.9
Pigeon Corp.	3,200	108,603	4.6
Recruit Holdings Co. Ltd.	11,800	532,032	22.4
Ricoh Co. Ltd.	123,400	1,318,667	55.4
Seiko Epson Corp.	32,200	549,384	23.1
Shimadzu Corp.	34,200	1,198,468	50.4
Sumitomo Chemical Co. Ltd.	534,700	2,729,214	114.7
Tokyu Fudosan Holdings Corp	3,400	18,924	0.8
Yamada Holdings Co. Ltd.	573,400	2,854,520	119.9

		26,191,493

Luxembourg
Eurofins Scientific SE	1,137	112,610	4.7
RTL Group SA	34,891	2,051,351	86.2

		2,163,961

Netherlands
Signify NV	4,110	233,403	9.8

New Zealand
Air New Zealand Ltd.	37,423	46,498	2.0

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway
Equinor ASA	1,102	$22,252	1.0%
NEL ASA	33,851	98,013	4.1

		120,265

Singapore
ComfortDelGro Corp. Ltd.	266,000	343,216	14.4
Golden Agri-Resources Ltd.	264,400	49,592	2.1
Keppel REIT	443,700	412,926	17.3
Singapore Press Holdings Ltd.	137,700	190,125	8.0

		995,859

Spain
Amadeus IT Group SA	10,952	745,810	31.4
Iberdrola SA	1,649	22,285	0.9
Repsol SA	16,912	201,866	8.5
Siemens Gamesa Renewable Energy SA	2,045	73,865	3.1

		1,043,826

Sweden
Elekta AB	1,616	21,610	0.9
Loomis AB	2	66	0.0
Saab AB, Class B	74,902	2,217,060	93.1
SSAB AB	166,089	899,014	37.8

		3,137,750

Switzerland
Dufry AG	215	14,149	0.6
IWG PLC	142,309	720,532	30.3
Landis+Gyr Group AG	1,011	70,082	2.9
Siemens Energy AG	1,781	59,569	2.5
Sika AG	17,012	5,080,847	213.5
Sonova Holding AG	492	145,681	6.1
STMicroelectronics NV	1,096	40,937	1.7
Straumann Holding AG	244	348,718	14.7
Sulzer AG	1,806	205,750	8.6

		6,686,265

United Kingdom
ASOS PLC	8,059	580,980	24.4
Beazley PLC	173,924	813,051	34.2
Bellway PLC	7,986	398,382	16.7
Centrica PLC	428,013	335,022	14.1
easyJet PLC	168,257	2,405,544	101.1
Hargreaves Lansdown PLC	36,792	873,502	36.7
HomeServe PLC	206,852	3,126,070	131.4
Janus Henderson Group PLC	3,128	107,572	4.5
JD Sports Fashion PLC	84,304	1,069,354	44.9
JET2 PLC	35,918	739,852	31.1
John Wood Group PLC	165,694	644,179	27.1
Liberty Global PLC, Class A	49,824	1,340,266	56.3
Micro Focus International PLC	169,186	1,206,775	50.7
National Express Group PLC	35,664	147,564	6.2
Next PLC	15,702	1,692,145	71.1
Phoenix Group Holdings PLC	251,243	2,464,639	103.6
Redrow PLC	46,107	440,107	18.5
Royal Mail PLC	301,432	2,065,164	86.8
SSE PLC	2,237	45,352	1.9
TechnipFMC PLC	73,768	545,883	22.9
THG PLC	27,262	233,431	9.8
WH Smith PLC	9,663	241,442	10.1
Whitbread PLC	1,910	85,631	3.6

		21,601,907

Security	Shares	Value	% of Basket Value

United States
Albertsons Cos., Inc., Class A	24,086	$447,283	18.8%
Alleghany Corp.	4,969	3,373,802	141.8
Alliance Data Systems Corp.	7,889	929,719	39.1
Alteryx, Inc., Class A	1,083	88,535	3.7
Ambarella, Inc.	710	69,218	2.9
Baker Hughes Co	22,971	461,258	19.4
Bank OZK	18,353	752,289	31.6
Berry Global Group, Inc.	1,687	107,327	4.5
Beyond Meat, Inc.	252	33,183	1.4
Bloom Energy Corp., Class A	7,969	206,955	8.7
Booz Allen Hamilton Holding Corp.	11,556	958,570	40.3
Brighthouse Financial, Inc.	20,182	944,316	39.7
C.H. Robinson Worldwide, Inc.	2,697	261,825	11.0
Cabot Oil & Gas Corp.	16,234	270,621	11.4
Carter’s, Inc.	28,985	3,153,278	132.5
CBRE Group, Inc., Class A	3,784	322,397	13.5
CDK Global, Inc.	5,506	295,067	12.4
Centene Corp.	14,590	900,787	37.8
CenterPoint Energy, Inc.	65,528	1,604,781	67.4
ChampionX Corp.	41,221	866,053	36.4
Churchill Downs, Inc.	6,120	1,294,380	54.4
Cigna Corp.	891	221,868	9.3
Clean Harbors, Inc.	6,034	536,785	22.6
Cloudera, Inc.	82,707	1,049,552	44.1
Columbia Sportswear Co	18,188	1,982,674	83.3
Comcast Corp., Class A	91,996	5,165,575	217.0
Coupa Software, Inc.	6,574	1,768,669	74.3
Credit Acceptance Corp.	5,350	2,112,126	88.7
Crocs, Inc.	3,096	309,972	13.0
Curtiss-Wright Corp.	4,465	571,073	24.0
Darden Restaurants, Inc.	4,115	603,753	25.4
Deckers Outdoor Corp.	4,414	1,492,815	62.7
Deere & Co	10,719	3,975,141	167.0
Dick’s Sporting Goods, Inc.	1,315	108,593	4.6
Donaldson Co., Inc.	767	48,229	2.0
Etsy, Inc.	4,129	820,804	34.5
Euronet Worldwide, Inc.	12,294	1,763,328	74.1
Flex Ltd.	40,983	713,104	30.0
Flowers Foods, Inc.	18,770	449,729	18.9
Flowserve Corp.	33,255	1,318,228	55.4
Haemonetics Corp.	18,827	1,266,304	53.2
Halliburton Co.	19,115	373,889	15.7
Healthcare Trust of America, Inc., Class A	19,929	585,315	24.6
Hewlett Packard Enterprise Co.	6,891	110,394	4.6
Hexcel Corp.	2,868	161,784	6.8
HollyFrontier Corp.	14,307	500,745	21.0
Humana, Inc.	495	220,394	9.3
Huntsman Corp.	11,873	340,399	14.3
ICU Medical, Inc.	420	87,473	3.7
Intel Corp.	14,972	861,339	36.2
Interactive Brokers Group, Inc., Class A	24,313	1,738,866	73.1
iRobot Corp.	3,963	431,174	18.1
Itron, Inc.	2,442	219,633	9.2
j2 Global, Inc.	9,823	1,188,583	49.9
John Bean Technologies Corp.	8,674	1,261,026	53.0
Jones Lang LaSalle, Inc.	252	47,353	2.0
KB Home	5,927	285,859	12.0
Kohl’s Corp.	3,586	210,355	8.8
Lithia Motors, Inc., Class A	420	161,440	6.8
LivePerson, Inc.	1,179	64,432	2.7

36	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
LiveRamp Holdings, Inc.	2,405	$117,797	4.9%
Lyft, Inc., Class A	36,851	2,051,127	86.2
Manhattan Associates, Inc.	11,170	1,532,971	64.4
Mattel, Inc.	20,271	435,016	18.3
McKesson Corp.	2,953	553,865	23.3
Middleby Corp.	1,857	336,711	14.1
Molina Healthcare, Inc.	777	198,213	8.3
Molson Coors Beverage Co., Class B	2,596	142,650	6.0
National Fuel Gas Co.	13,896	690,075	29.0
National Vision Holdings, Inc.	7,854	395,920	16.6
Nevro Corp.	3,258	563,015	23.7
New Residential Investment Corp.	100,102	1,073,093	45.1
New York Community Bancorp, Inc.	142,254	1,701,358	71.5
Nielsen Holdings PLC.	15,900	407,835	17.1
Nordstrom, Inc.	16,338	599,278	25.2
Nutanix, Inc., Class A	47,732	1,290,673	54.2
Omega Healthcare Investors, Inc.	11,111	422,218	17.7
Park Hotels & Resorts, Inc.	10,161	226,692	9.5
Pegasystems, Inc.	4,563	579,227	24.3
Performance Food Group Co	6,548	384,368	16.2
Perrigo Co. PLC	13,529	563,212	23.7
Planet Fitness, Inc., Class A	9,865	828,561	34.8
QTS Realty Trust, Inc., Class A	16,415	1,091,433	45.9
Quaker Chemical Corp.	3,583	868,340	36.5
Reliance Steel & Aluminum Co.	1,448	232,129	9.8
Sabra Health Care REIT, Inc.	22,489	408,625	17.2
SailPoint Technologies Holding, Inc.	27,096	1,323,098	55.6
Sanderson Farms, Inc.	1,831	301,254	12.7
Sirius XM Holdings, Inc.	334,584	2,040,962	85.8
Six Flags Entertainment Corp.	27,222	1,278,890	53.7
South State Corp.	66	5,565	0.2
Stitch Fix, Inc., Class A	876	37,948	1.6
Sunnova Energy International, Inc.	2,230	78,764	3.3
Take-Two Interactive Software, Inc.	19,998	3,507,249	147.4
Tapestry, Inc.	10,116	484,051	20.3
Terminix Global Holdings, Inc.	5,149	262,033	11.0
Tetra Tech, Inc.	1,457	185,957	7.8
Toll Brothers, Inc.	257	16,114	0.7
Ulta Beauty, Inc.	5,319	1,751,813	73.6
Umpqua Holdings Corp.	75,060	1,399,118	58.8
Under Armour, Inc., Class A	54,644	1,328,396	55.8
United States Steel Corp.	22,082	508,107	21.4
Universal Display Corp.	3,413	763,454	32.1
Varonis Systems, Inc.	25,465	1,348,372	56.7
Verint Systems, Inc.	19,520	948,086	39.8
VMware, Inc., Class A	1,973	317,318	13.3
Voya Financial, Inc.	6,335	429,640	18.1
Webster Financial Corp.	1,161	61,428	2.6
Williams-Sonoma, Inc.	4,470	763,252	32.1
Wintrust Financial Corp.	1,140	87,894	3.7
Woodward, Inc.	14,641	1,830,271	76.9
Zscaler, Inc.	7,501	1,407,488	59.1
Zynga, Inc., Class A	276,534	2,992,098	125.7

		95,623,441

Total Reference Entity — Long		196,085,869

Reference Entity — Short

Common Stocks

Australia
Boral Ltd.	(68,668)	(327,066)	(13.7)

Security	Shares	Value	% of Basket Value

Australia (continued)
Crown Resorts Ltd.	(105,192)	$(987,824)	(41.5)%
Evolution Mining Ltd.	(3,681)	(13,034)	(0.5)
IGO Ltd.	(76,585)	(437,609)	(18.4)
NEXTDC Ltd.	(63,372)	(563,590)	(23.7)
Northern Star Resources Ltd.	(3,114)	(25,019)	(1.1)
OZ Minerals Ltd.	(67,710)	(1,235,310)	(51.9)
Reece Ltd.	(51,775)	(810,041)	(34.0)
Santos Ltd.	(2,208)	(11,721)	(0.5)
Sydney Airport	(617,585)	(2,936,997)	(123.4)
Woolworths Group Ltd.	(5,565)	(168,479)	(7.1)

		(7,516,690)

Austria
OMV AG	(12,634)	(621,068)	(26.1)

Belgium
Anheuser-Busch InBev SA	(15,585)	(1,103,924)	(46.4)

Denmark
Vestas Wind Systems A/S	(70,330)	(2,935,818)	(123.4)

Finland
Fortum OYJ	(181,107)	(4,759,274)	(200.0)

France
Accor SA	(42,981)	(1,730,680)	(72.7)
Aeroports de Paris	(11,133)	(1,427,058)	(60.0)
Bollore SA	(309,939)	(1,564,828)	(65.7)
Cie Generale des Etablissements Michelin SCA	(3,553)	(514,121)	(21.6)
Ipsen SA	(3,716)	(359,244)	(15.1)
Sanofi	(4,169)	(437,413)	(18.4)
Ubisoft Entertainment SA	(15,393)	(1,155,155)	(48.5)
Veolia Environnement SA	(13,967)	(445,478)	(18.7)
Worldline SA	(21,106)	(2,072,149)	(87.1)

		(9,706,126)

Germany
Bayer AG	(10,325)	(668,113)	(28.1)
Bayerische Motoren Werke AG	(5,166)	(423,107)	(17.8)
CTS Eventim AG & Co. KGaA	(2,262)	(156,123)	(6.5)
Deutsche Telekom AG	(41,320)	(795,205)	(33.4)
Porsche Automobil Holding SE	(41,190)	(4,342,103)	(182.4)
Uniper SE	(24,834)	(906,148)	(38.1)

		(7,290,799)

Ireland
Ryanair Holdings PLC	(16,381)	(332,531)	(14.0)

Israel
Big Shopping Centers Ltd.	(189)	(22,776)	(1.0)
CyberArk Software Ltd.	(3,228)	(453,534)	(19.1)
Fiverr International Ltd.	(3,463)	(720,547)	(30.3)
Inmode Ltd.	(5,495)	(474,383)	(19.9)
Nano-X Imaging Ltd.	(13,360)	(448,228)	(18.8)
Wix.com Ltd.	(4,690)	(1,490,857)	(62.6)

		(3,610,325)

Italy
Ferrari NV	(17,411)	(3,729,728)	(156.7)

Japan
Bank of Kyoto Ltd.	(12,200)	(655,409)	(27.5)
BayCurrent Consulting, Inc.	(2,100)	(572,653)	(24.1)
Change, Inc.	(12,600)	(386,398)	(16.2)
DeNA Co. Ltd.	(51,800)	(1,059,793)	(44.5)
Fuji Kyuko Co. Ltd.	(20,000)	(957,700)	(40.2)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
GS Yuasa Corp.	(92,800)	$(2,511,966)	(105.6)%
GungHo Online Entertainment, Inc.	(8,500)	(161,691)	(6.8)
Industrial & Infrastructure Fund Investment Corp.	(204)	(369,772)	(15.5)
IR Japan Holdings Ltd.	(2,100)	(275,062)	(11.6)
Iwatani Corp.	(9,400)	(589,130)	(24.8)
Japan Airport Terminal Co. Ltd.	(23,400)	(1,050,650)	(44.1)
Japan Logistics Fund, Inc.	(25)	(71,493)	(3.0)
Japan Metropolitan Fund Invest	(467)	(460,206)	(19.3)
JTOWER, Inc.	(700)	(50,005)	(2.1)
Justsystems Corp.	(2,500)	(144,610)	(6.1)
Kadokawa Corp.	(13,000)	(518,271)	(21.8)
Keisei Electric Railway Co. Ltd.	(4,600)	(143,654)	(6.0)
Kyushu Financial Group, Inc.	(9,500)	(37,002)	(1.6)
Mercari, Inc.	(23,500)	(1,153,487)	(48.5)
Monex Group, Inc.	(103,900)	(802,694)	(33.7)
Money Forward, Inc.	(13,100)	(696,100)	(29.3)
Morinaga Milk Industry Co. Ltd.	(4,000)	(218,716)	(9.2)
Nabtesco Corp.	(12,000)	(539,994)	(22.7)
Nippo Corp.	(10,800)	(282,844)	(11.9)
Nishi-Nippon Railroad Co. Ltd.	(1,800)	(46,500)	(2.0)
NOF Corp.	(2,900)	(153,256)	(6.4)
Sekisui House Reit, Inc.	(390)	(324,509)	(13.6)
Shinsei Bank Ltd.	(10,000)	(145,863)	(6.1)
Tokyo Electric Power Co. Holdings, Inc.	(1,186,900)	(3,519,373)	(147.9)

		(17,898,801)

Jersey
Novocure Ltd.	(3,189)	(650,875)	(27.3)

Netherlands
Aalberts NV	(7,084)	(382,719)	(16.1)
Basic-Fit NV	(1,430)	(64,373)	(2.7)

		(447,092)

New Zealand
Auckland International Airport Ltd	(635,548)	(3,437,077)	(144.4)

Norway
Adevinta ASA	(38,340)	(701,645)	(29.5)
Leroy Seafood Group Asa	(41,068)	(376,489)	(15.8)
Mowi ASA	(18,305)	(451,586)	(19.0)
Yara International ASA	(13,114)	(684,054)	(28.7)

		(2,213,774)

Portugal
Jeronimo Martins SGPS SA	(19,007)	(347,109)	(14.6)

Singapore
CapitaLand Ltd.	(1,758,100)	(4,900,987)	(205.9)

Spain
Aena SME SA	(15,465)	(2,687,748)	(112.9)
Banco Bilbao Vizcaya Argentaria SA	(1,934)	(10,860)	(0.5)
Banco Santander SA	(24,680)	(95,204)	(4.0)
Industria de Diseno Textil SA	(4,706)	(167,443)	(7.1)
Zardoya Otis SA	(841)	(5,327)	(0.2)

		(2,966,582)

Sweden
Fabege AB	(3,922)	(58,474)	(2.5)
Holmen AB	(10,588)	(499,564)	(21.0)
MIPS AB	(3,616)	(292,507)	(12.3)

Security	Shares	Value	% of Basket Value

Sweden (continued)
PowerCell Sweden AB	(27,925)	$(718,963)	(30.2)%
Sinch AB	(856)	(133,679)	(5.6)
Telia Co. AB	(392,431)	(1,626,167)	(68.3)

		(3,329,354)

Switzerland
Garmin Ltd.	(15,866)	(2,177,450)	(91.5)
Swiss Prime Site AG	(24,984)	(2,431,424)	(102.2)

		(4,608,874)

United Kingdom
Avast PLC	(17,721)	(116,910)	(4.9)
AVEVA Group PLC	(23,232)	(1,116,562)	(46.9)
Barclays PLC	(521,639)	(1,262,872)	(53.1)
Diageo PLC	(36,320)	(1,630,454)	(68.5)
GlaxoSmithKline PLC	(225,549)	(4,168,088)	(175.1)
Intermediate Capital Group PLC	(12,770)	(385,523)	(16.2)
ITM Power PLC	(5,205)	(37,383)	(1.6)
Ocado Group PLC	(13,829)	(400,335)	(16.8)
UNITE Group PLC	(3,290)	(52,933)	(2.2)

		(9,171,060)

United States
10X Genomics, Inc., Class A	(8,054)	(1,593,081)	(66.9)
Advance Auto Parts, Inc.	(27,812)	(5,566,850)	(233.9)
Affirm Holdings, Inc.	(19,407)	(1,368,193)	(57.5)
Amphenol Corp., Class A	(496)	(33,401)	(1.4)
Anaplan, Inc.	(2,000)	(119,300)	(5.0)
Angi, Inc.	(14,704)	(235,417)	(9.9)
Applied Materials Inc.	(8,777)	(1,164,796)	(48.9)
Array Technologies, Inc.	(12,176)	(342,876)	(14.4)
Avalara, Inc.	(4,508)	(638,829)	(26.8)
Avis Budget Group, Inc.	(2,736)	(245,173)	(10.3)
Bank of America Corp.	(56,222)	(2,278,678)	(95.7)
Baxter International, Inc.	(29,449)	(2,523,485)	(106.0)
Berkshire Hathaway, Inc., Class B	(15,876)	(4,365,106)	(183.4)
Bill.com Holdings, Inc.	(2,450)	(378,843)	(15.9)
Bio-Techne Corp.	(2,420)	(1,034,526)	(43.5)
Boyd Gaming Corp.	(20,579)	(1,361,301)	(57.2)
Broadcom, Inc.	(514)	(234,487)	(9.9)
Bunge Ltd.	(4,213)	(355,661)	(14.9)
C3.ai, Inc., Class A	(787)	(52,147)	(2.2)
Caesars Entertainment, Inc.	(4,057)	(396,937)	(16.7)
Callaway Golf Co.	(24,542)	(710,491)	(29.9)
Carnival Corp.	(38,656)	(1,080,822)	(45.4)
Carnival PLC	(21,679)	(506,781)	(21.3)
CDW Corp.	(16,476)	(2,938,165)	(123.5)
ChargePoint Holdings, Inc.	(1,862)	(47,146)	(2.0)
Chart Industries, Inc.	(1,552)	(249,298)	(10.5)
Corteva, Inc.	(11,326)	(552,256)	(23.2)
CSX Corp.	(40,693)	(4,099,820)	(172.3)
Datadog, Inc., Class A	(27,695)	(2,375,400)	(99.8)
Desktop Metal, Inc., Class A	(50,975)	(697,338)	(29.3)
DexCom Inc.	(1,613)	(622,779)	(26.2)
Digital Realty Trust, Inc.	(6,857)	(1,058,104)	(44.5)
DoorDash, Inc., Class A	(4,506)	(645,124)	(27.1)
Dynatrace, Inc.	(7,866)	(409,347)	(17.2)
Ecolab, Inc.	(1,189)	(266,479)	(11.2)
Element Solutions, Inc.	(84,738)	(1,854,067)	(77.9)
EQT Corp.	(15,883)	(303,365)	(12.7)

38	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Fastenal Co.	(85,114)	$(4,449,760)	(187.0)%
Fiserv, Inc.	(2,380)	(285,886)	(12.0)
Floor & Decor Holdings, Inc., Class A	(22,901)	(2,540,179)	(106.7)
Freeport-McMoRan, Inc.	(15,486)	(583,977)	(24.5)
General Motors Co	(21,706)	(1,242,017)	(52.2)
Guardant Health, Inc.	(5,445)	(865,646)	(36.4)
Hilton Worldwide Holdings, Inc.	(7,515)	(967,180)	(40.6)
Horizon Therapeutics PLC	(1,614)	(152,717)	(6.4)
IAC/InterActiveCorp.	(12,839)	(3,254,301)	(136.7)
International Business Machines Corp.	(2,898)	(411,168)	(17.3)
International Game Technology PLC	(4,805)	(82,742)	(3.5)
Intuitive Surgical, Inc.	(2,223)	(1,922,895)	(80.8)
Keurig Dr Pepper, Inc.	(56,633)	(2,030,293)	(85.3)
Kraft Heinz Co	(17,485)	(721,956)	(30.3)
Lattice Semiconductor Corp.	(18,405)	(925,956)	(38.9)
Liberty Broadband Corp., Class C	(216)	(35,147)	(1.5)
Lumen Technologies, Inc.	(216,572)	(2,778,619)	(116.8)
Luminar Technologies, Inc.	(18,602)	(423,195)	(17.8)
Madison Square Garden Sports Corp.	(10,509)	(1,942,484)	(81.6)
Marathon Digital Holdings, Inc.	(22,952)	(844,175)	(35.5)
Mosaic Co	(21,967)	(772,799)	(32.5)
MSCI, Inc.	(2,529)	(1,228,512)	(51.6)
Murphy USA, Inc.	(1,432)	(199,621)	(8.4)
Okta, Inc.	(1,219)	(328,764)	(13.8)
Old Republic International Corp.	(31,365)	(772,206)	(32.4)
Opendoor Technologies, Inc.	(13,372)	(271,050)	(11.4)
Poshmark, Inc., Class A	(21,533)	(900,725)	(37.8)
Post Holdings, Inc.	(5,510)	(626,928)	(26.3)
PROG Holdings, Inc.	(9,707)	(494,475)	(20.8)
Qorvo Inc.	(8,763)	(1,648,934)	(69.3)
Redfin Corp.	(9,684)	(685,433)	(28.8)
Riot Blockchain, Inc.	(37,790)	(1,580,756)	(66.4)
Rocket Cos., Inc., Class A	(55,458)	(1,245,032)	(52.3)
Scientific Games Corp., Class A	(762)	(44,592)	(1.9)
Shift4 Payments, Inc., Class A	(15,494)	(1,532,202)	(64.4)
Skyworks Solutions, Inc.	(6,005)	(1,088,887)	(45.8)
Snowflake, Inc., Class A	(2,455)	(568,553)	(23.9)
SS&C Technologies Holdings, Inc.	(57,691)	(4,281,826)	(179.9)
Switch, Inc., Class A	(41,252)	(766,050)	(32.2)
TCF Financial Corp.	(26,533)	(1,207,782)	(50.7)
Teladoc Health Inc.	(2,121)	(365,554)	(15.4)
Tesla, Inc.	(137)	(97,193)	(4.1)
Texas Roadhouse, Inc.	(17,199)	(1,840,637)	(77.3)
T-Mobile US, Inc.	(4,837)	(639,113)	(26.9)
Travel + Leisure Co	(3,581)	(231,082)	(9.7)
TripAdvisor, Inc.	(30,942)	(1,458,296)	(61.3)
Uber Technologies, Inc.	(5,466)	(299,373)	(12.6)
Upstart Holdings, Inc.	(3,042)	(331,639)	(13.9)
Upwork, Inc.	(2,633)	(121,276)	(5.1)
UWM Holdings Corp.	(44,330)	(361,733)	(15.2)
Vroom, Inc.	(1,043)	(48,260)	(2.0)
Warner Music Group Corp., Class A	(1,470)	(55,801)	(2.3)
Waste Management, Inc.	(19,656)	(2,711,938)	(114.0)
West Pharmaceutical Services, Inc.	(186)	(61,105)	(2.6)
Westrock Co	(3,157)	(176,003)	(7.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Whirlpool Corp.	(3,640)	$(860,678)	(36.2)%
Xcel Energy, Inc.	(10,922)	(778,739)	(32.7)
YETI Holdings, Inc.	(11,894)	(1,015,985)	(42.7)
Yum! Brands, Inc.	(10,562)	(1,262,370)	(53.0)

		(102,128,064)

Total Reference Entity — Short		(193,705,932)

Net Value of Reference Entity — Deutsche Bank A.G		$2,379,937

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Adbri Ltd.	7,855	$19,485	9.5%
Challenger Ltd.	89,722	352,184	171.9
CSR Ltd.	15,053	69,132	33.7
IDP Education Ltd.	2,616	45,693	22.3
IOOF Holdings Ltd.	120,173	337,544	164.8
JB Hi-Fi Ltd.	13,145	467,633	228.3
Link Administration Holdings Ltd.	4,655	17,836	8.7
Metcash Ltd.	226,169	619,635	302.4
Scentre Group	70,613	147,792	72.1
Technology One Ltd.	2,183	15,926	7.8
Treasury Wine Estates Ltd.	13,848	107,018	52.2
WiseTech Global Ltd.	2,815	67,754	33.1
Worley Ltd.	34,880	289,430	141.3

		2,557,062

Austria
voestalpine AG	7,917	343,473	167.7
Wienerberger AG	38,180	1,496,815	730.6

		1,840,288

Belgium
Umicore SA	732	44,478	21.7

Bermuda
Hiscox Ltd.	16,902	189,190	92.3

Canada
Canada Goose Holdings, Inc.	5,061	213,928	104.4
Canadian Western Bank	49,316	1,356,125	662.0
Cargojet Inc.	256	37,695	18.4
CI Financial Corp.	18,140	291,621	142.3
Colliers International Group Inc.	5,851	633,297	309.1
Crescent Point Energy Corp.	118,559	467,812	228.4
Enghouse Systems Ltd.	3,157	149,535	73.0
H&R Real Estate Investment Trust	13,430	166,407	81.2
Hudbay Minerals Inc.	47,723	356,423	174.0
Innergex Renewable Energy Inc.	10,021	171,209	83.6

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Pretium Resources Inc.	24,672	$259,135	126.5%
Wheaton Precious Metals Corp.	44,932	1,863,957	909.8
Whitecap Resources, Inc.	118,951	520,649	254.1

		6,487,793

Denmark
AP Moeller - Maersk A/S, Class B	609	1,514,965	739.5
GN Store Nord A/S	1,867	168,380	82.2
ISS A/S	103,946	1,971,016	962.1

		3,654,361

Finland
Kesko OYJ	257	7,825	3.8
Neste OYJ	5,973	361,192	176.3
Outokumpu OYJ	139,535	906,812	442.7

		1,275,829

France
Air Liquide SA.	2,215	373,011	182.1
ALD SA	24,553	386,028	188.4
Alstom SA	5,045	275,516	134.5
Alten SA	5	626	0.3
Casino Guichard Perrachon SA	9,122	318,508	155.5
Cie de Saint-Gobain	6,624	417,942	204.0
Eiffage SA	10,120	1,108,519	541.1
Electricite de France SA	26,139	381,398	186.1
Engie SA	22,457	334,507	163.3
Faurecia SE	457	24,669	12.0
Legrand SA	1,607	156,425	76.3
Nexans SA	538	44,185	21.6
Remy Cointreau SA	1,218	243,359	118.8
Renault SA	8,784	354,068	172.8
Rexel SA	25,480	500,867	244.5
SCOR SE	65,248	2,108,257	1,029.1
Unibail-Rodamco-Westfield	5,500	452,934	221.1
Valeo SA	4,867	157,720	77.0
Vinci SA	1,686	185,004	90.3

		7,823,543

Germany
alstria office REIT-AG	94,524	1,692,432	826.1
Bayerische Motoren Werke AG	3,986	399,438	195.0
Daimler AG	40,167	3,574,812	1,744.9
Duerr AG	3,027	126,846	61.9
Hella GmbH & Co. KGaA	8,180	490,763	239.6
HelloFresh SE	8,961	743,362	362.8
Infineon Technologies AG	174	6,978	3.4
Knorr-Bremse AG	1,097	134,466	65.6
Schaeffler AG	207,252	1,868,049	911.8
Siemens AG	2,318	386,723	188.8
thyssenkrupp AG	27,106	362,377	176.9
Volkswagen AG, Preference Shares	758	197,352	96.3
Wacker Chemie AG	2,162	326,072	159.2

		10,309,670

Hong Kong
ASM Pacific Technology Ltd.	67,100	1,013,440	494.7
Dah Sing Banking Group Ltd.	20,800	22,800	11.1
Dah Sing Financial Holdings Ltd.	23,600	76,220	37.2
Guotai Junan International Holdings Ltd.	300,000	54,220	26.5
Haitong International Securities Group Ltd.	117,000	36,769	17.9
Kerry Logistics Network Ltd.	21,000	63,035	30.8
NWS Holdings Ltd.	173,000	190,928	93.2

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Vitasoy International Holdings Ltd.	66,000	$254,852	124.4%
WH Group Ltd	741,500	646,070	315.3
Yue Yuen Industrial Holdings Ltd.	41,500	103,865	50.7

		2,462,199

Ireland
DCC PLC	9,450	819,967	400.2
Kingspan Group PLC	3,304	293,874	143.5

		1,113,841

Italy
Banca Mediolanum SpA	58,125	542,333	264.7
Enel SpA	37,742	374,753	183.0
Prysmian SpA	12,115	379,037	185.0

		1,296,123

Japan
ABC-Mart, Inc.	15,100	809,064	394.9
Aisin Corp.	18,000	692,817	338.2
Alfresa Holdings Corp.	32,900	589,755	287.9
Alps Alpine Co. Ltd.	40,200	487,092	237.8
Amada Co. Ltd.	40,800	442,533	216.0
ASKUL Corp.	3,900	142,666	69.6
Bic Camera Inc.	34,400	355,080	173.3
Brother Industries Ltd.	500	10,602	5.2
Canon Marketing Japan, Inc.	6,700	161,752	79.0
Casio Computer Co. Ltd.	35,200	623,260	304.2
Dai Nippon Printing Co. Ltd.	1,100	21,797	10.6
Daito Trust Construction Co. Ltd.	1,100	116,955	57.1
DIC Corp.	57,000	1,456,866	711.1
Inpex Corp.	23,000	156,515	76.4
Kirin Holdings Co. Ltd.	13,800	259,153	126.5
Komatsu Ltd.	12,500	367,558	179.4
Konica Minolta, Inc.	60,700	344,266	168.0
K’s Holdings Corp.	15,700	214,184	104.5
Kyushu Railway Co	700	15,714	7.7
Lawson, Inc.	1,200	53,929	26.3
Mabuchi Motor Co. Ltd.	6,900	276,363	134.9
Mazda Motor Corp.	6,900	53,580	26.1
Mitsubishi Heavy Industries Ltd.	8,700	258,985	126.4
Mitsubishi Materials Corp.	50,200	1,127,814	550.5
Mitsubishi Motors Corp.	52,400	141,971	69.3
NGK Spark Plug Co. Ltd.	38,600	644,611	314.6
NHK Spring Co. Ltd.	20,100	148,446	72.5
Nippon Paper Industries Co. Ltd.	13,000	159,928	78.1
Nippon Steel Corp.	14,100	246,397	120.3
Nippon Yusen KK	27,400	1,076,912	525.7
NOK Corp.	51,900	668,883	326.5
Olympus Corp.	27,100	557,759	272.2
Outsourcing Inc.	1,300	19,977	9.7
PALTAC Corp.	300	15,631	7.6
Pan Pacific International Holdings Corp.	31,600	681,148	332.5
Panasonic Corp.	3,300	38,749	18.9
Persol Holdings Co. Ltd.	10,200	187,846	91.7
Pigeon Corp.	7,400	251,145	122.6
Recruit Holdings Co. Ltd.	38,600	1,740,377	849.5
Shimadzu Corp.	10,700	374,959	183.0
Sumitomo Chemical Co. Ltd.	267,700	1,366,394	667.0
Tokyu Fudosan Holdings Corp.	25,900	144,157	70.4

40	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Trend Micro, Inc.	300	$14,274	7.0%
Yamada Holdings Co. Ltd.	441,100	2,195,899	1,071.9

		19,713,763

Luxembourg
Eurofins Scientific SE	11,353	1,124,418	548.9
RTL Group SA	29,438	1,730,752	844.8

		2,855,170

Netherlands
Signify NV	3,630	206,144	100.6

Norway
Equinor ASA	19,061	384,894	187.9
NEL ASA	101,167	292,920	143.0

		677,814

Singapore
ComfortDelGro Corp. Ltd.	751,600	969,777	473.3
Keppel REIT	816,200	759,591	370.8

		1,729,368

Spain
Amadeus IT Group SA	90	6,129	3.0
Iberdrola SA	2,325	31,420	15.3
Naturgy Energy Group SA	16,027	411,727	201.0
Repsol SA	16,548	197,521	96.4
Siemens Gamesa Renewable Energy SA	8,729	315,290	153.9

		962,087

Sweden
Elekta AB	13,811	184,692	90.2
Loomis AB	70	2,292	1.1
Saab AB	26,875	795,486	388.3
SSAB AB	208,214	1,127,031	550.1

		2,109,501

Switzerland
IWG PLC	110,815	561,073	273.9
Landis+Gyr Group AG	10,371	718,906	350.9
Siemens Energy AG	6,619	221,385	108.1
Sika AG	8,064	2,408,415	1,175.6
Sonova Holding AG	880	260,568	127.2
STMicroelectronics NV	9,604	358,722	175.1
Sulzer AG	488	55,596	27.1

		4,584,665

United Kingdom
ASOS PLC	9,532	687,170	335.4
Beazley PLC	69,394	324,400	158.3
Bellway PLC	119	5,937	2.9
Centrica PLC	423,835	331,752	161.9
Hargreaves Lansdown PLC.	48,087	1,141,664	557.3
HomeServe PLC	119,204	1,801,482	879.3
JD Sports Fashion PLC.	27,988	355,014	173.3
John Wood Group PLC	35,621	138,486	67.6
Johnson Matthey PLC	9,220	413,742	201.9
Liberty Global PLC, Class A	30,606	823,301	401.9
Micro Focus International PLC	56,932	406,086	198.2
Moneysupermarket.com Group PLC	3	11	0.0
Next PLC	9,906	1,067,532	521.1
Pets at Home Group PLC	31,077	190,646	93.1
Phoenix Group Holdings PLC	277,815	2,725,305	1,330.3
Redrow PLC	21,702	207,153	101.1

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Rightmove PLC	17,345	$147,037	71.8%
Royal Mail PLC	39,468	270,402	132.0
Smiths Group PLC	10,923	245,312	119.7
SSE PLC	991	20,091	9.8
WH Smith PLC	9,161	228,899	111.7
Whitbread PLC	44,227	1,982,839	967.9

		13,514,261

United States
Activision Blizzard, Inc.	16,985	1,548,862	756.0
Albertsons Cos., Inc., Class A	38,710	718,845	350.9
Align Technology, Inc.	1,424	848,035	413.9
Alleghany Corp.	3,433	2,330,904	1,137.8
Alliance Data Systems Corp.	918	108,186	52.8
Alteryx, Inc., Class A	751	61,394	30.0
Ambarella, Inc.	848	82,672	40.4
American Eagle Outfitters, Inc.	6,799	235,041	114.7
AT&T, Inc.	54,334	1,706,631	833.0
Baker Hughes Co	52,671	1,057,634	516.3
Bank OZK	29,520	1,210,025	590.6
Berry Global Group, Inc.	13,472	857,089	418.4
Beyond Meat, Inc.	585	77,033	37.6
Blackstone Mortgage Trust, Inc., Class A	51,360	1,668,686	814.5
Bloom Energy Corp., Class A	4,284	111,256	54.3
Booz Allen Hamilton Holding Corp.	4,533	376,012	183.5
Brighthouse Financial, Inc.	16,719	782,282	381.8
C.H. Robinson Worldwide, Inc.	9,470	919,348	448.8
Cabot Oil & Gas Corp.	14,024	233,780	114.1
Cadence Design Systems, Inc.	729	96,060	46.9
Cargurus, Inc.	43,946	1,084,587	529.4
Carter’s, Inc.	26,138	2,843,553	1,388.0
CBRE Group, Inc., Class A	15,699	1,337,555	652.9
Centene Corp.	19,893	1,228,194	599.5
CenterPoint Energy, Inc.	11,611	284,353	138.8
Choice Hotels International, Inc.	2,091	237,956	116.2
Churchill Downs, Inc.	3,522	744,903	363.6
Cigna Corp.	4,762	1,185,786	578.8
Clean Harbors, Inc.	16,737	1,488,924	726.8
Cleveland-Cliffs, Inc.	4,605	82,245	40.1
Cloudera, Inc.	64,405	817,299	398.9
Columbia Sportswear Co.	27,370	2,983,604	1,456.3
Comcast Corp., Class A	16,216	910,528	444.4
Coupa Software, Inc.	681	183,216	89.4
Credit Acceptance Corp.	150	59,219	28.9
Crimson Wine Group Ltd.	1	8	0.0
Crocs, Inc.	187	18,722	9.1
Curtiss-Wright Corp.	454	58,067	28.3
CVS Health Corp.	2,919	223,012	108.9
Darden Restaurants, Inc.	15,419	2,262,276	1,104.3
Deere & Co.	5,411	2,006,669	979.5
Devon Energy Corp.	30,419	711,196	347.1
Dick’s Sporting Goods, Inc.	13,532	1,117,473	545.5
Etsy, Inc.	1,574	312,895	152.7
Euronet Worldwide, Inc.	2,349	336,917	164.5
Flowers Foods, Inc.	13,842	331,654	161.9
Flowserve Corp.	30,652	1,215,045	593.1
frontdoor, Inc.	6,949	371,980	181.6
Haemonetics Corp.	16,287	1,095,464	534.7
Healthcare Trust of America, Inc., Class A	5,727	168,202	82.1
Hexcel Corp.	12,152	685,494	334.6
HollyFrontier Corp.	24,454	855,890	417.8

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Humana, Inc.	648	$288,516	140.8%
Huntsman Corp.	8,206	235,266	114.8
ICU Medical, Inc.	1,601	333,440	162.8
Intel Corp.	54,636	3,143,209	1,534.3
Interactive Brokers Group, Inc., Class A	8,608	615,644	300.5
Invitation Homes, Inc.	6,295	220,703	107.7
iRobot Corp.	13,600	1,479,680	722.3
Itron, Inc.	316	28,421	13.9
j2 Global, Inc.	3,991	482,911	235.7
John Bean Technologies Corp.	3,136	455,912	222.5
KB Home	13,265	639,771	312.3
Kohl’s Corp.	4,652	272,886	133.2
Liberty Latin America Ltd., Class A	2	28	0.0
LivePerson, Inc.	604	33,009	16.1
Manhattan Associates, Inc.	563	77,266	37.7
Mattel, Inc.	39,084	838,743	409.4
Meritage Homes Corp.	2,983	317,361	154.9
Middleby Corp.	4,392	796,357	388.7
Murphy USA, Inc.	6,270	874,038	426.6
National Fuel Gas Co	12,640	627,702	306.4
National Vision Holdings, Inc.	1,735	87,461	42.7
New Residential Investment Corp.	99,877	1,070,681	522.6
New York Community Bancorp, Inc.	430,887	5,153,409	2,515.5
Nielsen Holdings PLC	4,818	123,582	60.3
Nordstrom, Inc.	5,001	183,437	89.5
Norwegian Cruise Line Holdings Ltd.	28,020	870,021	424.7
Nutanix, Inc., Class A	90,900	2,457,936	1,199.8
Omega Healthcare Investors, Inc.	4,765	181,070	88.4
Park Hotels & Resorts, Inc.	60,048	1,339,671	653.9
Performance Food Group Co	15,173	890,655	434.7
Perrigo Co. PLC	15,310	637,355	311.1
Planet Fitness, Inc., Class A	36,808	3,091,504	1,509.0
QTS Realty Trust, Inc., Class A	8,104	538,835	263.0
Quaker Chemical Corp.	4,216	1,021,748	498.7
Reinsurance Group of America, Inc.	3,353	437,667	213.6
Sabra Health Care REIT, Inc.	10,477	190,367	92.9
SailPoint Technologies Holding, Inc.	12,286	599,925	292.8
Sanderson Farms, Inc.	1,228	202,043	98.6
Sirius XM Holdings, Inc.	2,768	16,885	8.2
Six Flags Entertainment Corp.	2,854	134,081	65.4
South State Corp.	3,261	274,968	134.2
Stamps.com, Inc.	6,416	1,317,654	643.2
Stifel Financial Corp.	2	138	0.1
Stitch Fix, Inc., Class A	9,298	402,789	196.6
Sunnova Energy International, Inc.	3,534	124,821	60.9
Sunrun, Inc.	2,839	139,111	67.9
Take-Two Interactive Software, Inc.	25,122	4,405,896	2,150.6
Tapestry, Inc.	16,850	806,273	393.6
Tenet Healthcare Corp.	5,777	342,345	167.1
Teradata Corp.	4,017	198,721	97.0
Terminix Global Holdings, Inc.	737	37,506	18.3
Toll Brothers, Inc.	4,485	281,210	137.3
Ubiquiti, Inc.	3,049	869,971	424.7
Ulta Beauty, Inc.	2,284	752,235	367.2
Umpqua Holdings Corp.	11,321	211,023	103.0
Under Armour, Inc., Class A	19,194	466,606	227.8
United States Steel Corp.	16,356	376,352	183.7
Universal Display Corp.	1,290	288,560	140.9
Varonis Systems, Inc.	8,230	435,779	212.7
Verint Systems, Inc.	130,145	6,321,143	3,085.5
VMware, Inc., Class A	6,692	1,076,274	525.3

Security	Shares	Value	% of Basket Value

United States (continued)
Voya Financial, Inc.	3,116	$211,327	103.2%
Webster Financial Corp.	5,551	293,703	143.4
Wendy’s Co	30,413	686,421	335.1
Williams-Sonoma, Inc.	5,300	904,975	441.7
Wintrust Financial Corp.	2,574	198,455	96.9
Woodward, Inc.	20,823	2,603,083	1,270.6
Zscaler, Inc.	10,807	2,027,826	989.8
Zynga, Inc., Class A	22,246	240,702	117.5

		99,557,724

Total Reference Entity — Long		184,964,874

Reference Entity — Short

Common Stocks

Australia
Crown Resorts Ltd.	(9,377)	(88,057)	(43.0)
Fortescue Metals Group Ltd.	(9,094)	(158,256)	(77.3)
IGO Ltd.	(172,859)	(987,722)	(482.1)
OZ Minerals Ltd.	(79,450)	(1,449,496)	(707.5)
Reece Ltd.	(216,641)	(3,389,438)	(1,654.4)
Santos Ltd.	(275,722)	(1,463,646)	(714.4)
Sydney Airport	(264,535)	(1,258,027)	(614.1)
Telstra Corp. Ltd.	(59,291)	(154,890)	(75.6)

		(8,949,532)

Austria
OMV AG	(12,061)	(592,900)	(289.4)

Belgium
Anheuser-Busch InBev SA	(13,098)	(927,764)	(452.9)
Proximus SADP	(30,832)	(656,874)	(320.6)

		(1,584,638)

Canada
AbCellera Biologics, Inc.	(1,425)	(37,976)	(18.5)
Alimentation Couche-Tard, Inc.	(2,149)	(72,820)	(35.5)
Lundin Mining Corp.	(29,566)	(357,202)	(174.4)
Metro, Inc.	(48,778)	(2,235,022)	(1,091.0)
Turquoise Hill Resources Ltd.	(55,517)	(976,510)	(476.7)

		(3,679,530)

Denmark
Vestas Wind Systems A/S	(70,540)	(2,944,584)	(1,437.3)

Faeroe Islands
Bakkafrost P/F	(9,610)	(761,361)	(371.6)

Finland
Fortum OYJ	(76,263)	(2,004,100)	(978.2)

France
Aeroports de Paris	(3,329)	(426,720)	(208.3)
Bollore SA	(239,935)	(1,211,390)	(591.3)
Ipsen SA.	(6,745)	(652,073)	(318.3)
Sanofi	(32,628)	(3,420,794)	(1,669.8)
Ubisoft Entertainment SA	(67,269)	(5,048,145)	(2,464.1)
Veolia Environnement SA	(8,867)	(282,393)	(137.8)
Vivendi SE	(15,362)	(535,527)	(261.4)
Worldline SA	(23,154)	(2,273,218)	(1,109.6)

		(13,850,260)

Germany
Bayer AG	(6,003)	(388,444)	(189.6)
Bayerische Motoren Werke AG	(2,992)	(245,052)	(119.6)
CTS Eventim AG & Co. KGaA	(2,609)	(180,073)	(87.9)

42	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Deutsche Telekom AG	(281,212)	$(5,411,935)	(2,641.7)%
Fraport AG Frankfurt Airport Services Worldwide.	(4,956)	(328,712)	(160.5)
Porsche Automobil Holding SE	(15,873)	(1,673,275)	(816.8)
SAP SE	(9,192)	(1,287,070)	(628.2)
Uniper SE	(24,645)	(899,251)	(438.9)
Volkswagen AG	(3,238)	(843,044)	(411.5)

		(11,256,856)

Hong Kong
Galaxy Entertainment Group Ltd.	(168,000)	(1,474,724)	(719.8)

Israel
Amot Investments Ltd.	(35,690)	(232,711)	(113.6)
Inmode Ltd.	(26,849)	(2,317,874)	(1,131.4)
Maytronics Ltd.	(1,070)	(21,788)	(10.6)
Mivne Real Estate KD Ltd.	(116,071)	(318,332)	(155.4)

		(2,890,705)

Italy
Assicurazioni Generali SpA	(63,641)	(1,273,865)	(621.8)
Eni SpA	(1,845)	(22,026)	(10.8)
Ferrari NV	(5,051)	(1,082,009)	(528.2)
Nexi SpA	(4,144)	(79,380)	(38.7)
Salvatore Ferragamo SpA	(28,729)	(615,094)	(300.2)

		(3,072,374)

Japan
Bank of Kyoto Ltd.	(15,900)	(854,180)	(416.9)
BayCurrent Consulting, Inc.	(2,900)	(790,806)	(386.0)
DeNA Co. Ltd.	(29,700)	(607,642)	(296.6)
GS Yuasa Corp.	(15,100)	(408,736)	(199.5)
IR Japan Holdings Ltd.	(2,300)	(301,258)	(147.1)
Iwatani Corp.	(3,800)	(238,159)	(116.3)
Japan Airlines Co. Ltd.	(8,200)	(175,661)	(85.7)
Japan Airport Terminal Co. Ltd.	(7,500)	(336,747)	(164.4)
Japan Exchange Group, Inc.	(9,100)	(213,426)	(104.2)
Japan Logistics Fund, Inc.	(107)	(305,989)	(149.4)
Japan Metropolitan Fund Invest	(261)	(257,206)	(125.5)
Kadokawa Corp.	(26,800)	(1,068,436)	(521.5)
Keisei Electric Railway Co. Ltd.	(9,800)	(306,046)	(149.4)
Kyushu Financial Group, Inc.	(16,300)	(63,487)	(31.0)
Mercari, Inc.	(17,300)	(849,163)	(414.5)
Mitsubishi UFJ Financial Group, Inc.	(760,200)	(4,044,337)	(1,974.1)
Monex Group, Inc.	(123,800)	(956,434)	(466.9)
Morinaga Milk Industry Co. Ltd.	(9,300)	(508,514)	(248.2)
Nippo Corp.	(31,700)	(830,199)	(405.2)
Nipro Corp.	(44,500)	(535,575)	(261.4)
Nishi-Nippon Railroad Co. Ltd.	(900)	(23,250)	(11.3)
NOF Corp.	(2,400)	(126,832)	(61.9)
Oji Holdings Corp.	(91,000)	(574,009)	(280.2)
Orient Corp.	(8,900)	(12,157)	(5.9)
Sekisui House Reit, Inc.	(1,853)	(1,541,835)	(752.6)
Shinko Electric Industries Co. Ltd.	(10,800)	(348,315)	(170.0)
SUMCO Corp.	(17,900)	(462,932)	(226.0)
Toho Co. Ltd.	(3,700)	(147,456)	(72.0)
Toho Gas Co. Ltd.	(3,900)	(217,356)	(106.1)
Tokyo Electric Power Co. Holdings, Inc.	(308,400)	(914,462)	(446.4)
Tsumura & Co	(10,900)	(363,010)	(177.2)
Zensho Holdings Co. Ltd.	(16,300)	(408,808)	(199.5)

		(18,792,423)

Security	Shares	Value	% of Basket Value

Jersey
Novocure Ltd.	(2,283)	$(465,960)	(227.5)%

Macau
Sands China Ltd.	(18,400)	(87,070)	(42.5)

Netherlands
Aalberts NV	(3,013)	(162,780)	(79.5)
Basic-Fit NV	(1,580)	(71,125)	(34.7)
Heineken Holding NV	(1,309)	(130,023)	(63.5)
Koninklijke KPN NV	(83,823)	(289,157)	(141.1)
Stellantis NV	(34,793)	(576,503)	(281.4)

		(1,229,588)

Norway
Adevinta ASA	(9,776)	(178,906)	(87.3)
Aker ASA	(26,131)	(1,944,437)	(949.1)
Dnb Asa	(1)	(21)	(0.0)
Leroy Seafood Group Asa	(61,860)	(567,099)	(276.8)
Mowi ASA	(9,937)	(245,147)	(119.7)
Yara International ASA	(21,174)	(1,104,481)	(539.1)

		(4,040,091)

Portugal
Jeronimo Martins SGPS SA	(29,179)	(532,872)	(260.1)

Singapore
CapitaLand Ltd.	(573,000)	(1,597,330)	(779.7)

Spain
Aena SME SA	(8,234)	(1,431,033)	(698.5)
Banco Bilbao Vizcaya Argentaria SA	(100,239)	(561,297)	(274.0)
Industria de Diseno Textil SA	(19,226)	(684,074)	(333.9)
Zardoya Otis SA	(94,546)	(598,873)	(292.3)

		(3,275,277)

Sweden
Holmen AB	(13,741)	(648,329)	(316.4)
Telia Co. AB	(224,643)	(930,882)	(454.4)

		(1,579,211)

Switzerland
Swiss Prime Site AG	(3,152)	(306,750)	(149.7)
TE Connectivity Ltd.	(3,008)	(404,486)	(197.5)

		(711,236)

United Kingdom
AVEVA Group PLC	(37,329)	(1,794,084)	(875.7)
Barclays PLC	(1,188,998)	(2,878,527)	(1,405.1)
BT Group PLC	(1,340,904)	(3,058,525)	(1,492.9)
Diageo PLC.	(60,705)	(2,725,130)	(1,330.2)
Hammerson PLC	(913,539)	(503,148)	(245.6)
Imperial Brands PLC	(6,107)	(127,291)	(62.1)
ITM Power PLC	(171,572)	(1,232,249)	(601.5)
UNITE Group PLC	(1,176)	(18,921)	(9.2)

		(12,337,875)

United States
10X Genomics, Inc., Class A	(2,303)	(455,533)	(222.4)
Abbott Laboratories	(4,087)	(490,767)	(239.6)
Advance Auto Parts, Inc.	(6,406)	(1,282,225)	(625.9)
AMC Entertainment Holdings, Inc., Class A	(36,665)	(367,751)	(179.5)
American Water Works Co., Inc.	(7,197)	(1,122,660)	(548.0)
Amphenol Corp., Class A	(49,720)	(3,348,145)	(1,634.3)
Angi, Inc.	(24,044)	(384,944)	(187.9)
APA Corp.	(1,169)	(23,380)	(11.4)

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Array Technologies, Inc.	(7,564)	$(213,002)	(104.0)%
Avalara, Inc.	(4,909)	(695,654)	(339.6)
Avis Budget Group, Inc.	(298)	(26,704)	(13.0)
Baxter International, Inc.	(7,496)	(642,332)	(313.5)
Berkshire Hathaway, Inc., Class B	(4,712)	(1,295,564)	(632.4)
Bill.com Holdings, Inc.	(428)	(66,182)	(32.3)
Bio-Techne Corp.	(1,836)	(784,872)	(383.1)
Broadcom, Inc.	(665)	(303,373)	(148.1)
Bunge Ltd.	(1,110)	(93,706)	(45.7)
C3.ai, Inc.	(13,447)	(890,998)	(434.9)
Caesars Entertainment, Inc.	(15,005)	(1,468,089)	(716.6)
Callaway Golf Co	(9,612)	(278,267)	(135.8)
Cargurus, Inc.	(43,946)	(1,084,587)	(529.4)
Carnival PLC	(34,174)	(798,872)	(389.9)
Caterpillar, Inc.	(3,248)	(740,901)	(361.6)
CDW Corp.	(14,542)	(2,593,275)	(1,265.8)
Chart Industries, Inc.	(3,030)	(486,709)	(237.6)
Choice Hotels International, Inc.	(2,091)	(237,956)	(116.2)
Corteva, Inc.	(36,321)	(1,771,012)	(864.5)
CSX Corp.	(856)	(86,242)	(42.1)
Datadog, Inc., Class A	(14,269)	(1,223,852)	(597.4)
DexCom Inc.	(2,821)	(1,089,188)	(531.7)
Digital Realty Trust, Inc.	(387)	(59,718)	(29.1)
Dynatrace, Inc.	(41,402)	(2,154,560)	(1,051.7)
Element Solutions, Inc.	(42,686)	(933,970)	(455.9)
EQT Corp.	(16,774)	(320,383)	(156.4)
Equity Commonwealth.	(2,146)	(61,805)	(30.2)
Fastenal Co	(46,545)	(2,433,373)	(1,187.8)
Fastly, Inc., Class A	(5,646)	(360,610)	(176.0)
Fiserv, Inc.	(8,054)	(967,447)	(472.2)
Floor & Decor Holdings, Inc.	(154)	(17,082)	(8.3)
Fortinet, Inc.	(14,193)	(2,898,636)	(1,414.9)
Freeport-McMoRan, Inc.	(21,985)	(829,054)	(404.7)
Globe Life, Inc.	(6,061)	(621,192)	(303.2)
Hilton Worldwide Holdings, Inc.	(8,956)	(1,152,637)	(562.6)
IAC/InterActiveCorp.	(8,996)	(2,280,216)	(1,113.0)
International Game Technology PLC	(32,625)	(561,803)	(274.2)
Intuitive Surgical, Inc.	(5,680)	(4,913,200)	(2,398.2)
Kraft Heinz Co	(78,132)	(3,226,070)	(1,574.7)
Kroger Co	(19,053)	(696,197)	(339.8)
Lattice Semiconductor Corp.	(17,914)	(901,253)	(439.9)
Lumen Technologies, Inc.	(45,628)	(585,407)	(285.7)
Luminar Technologies, Inc.	(6,181)	(140,618)	(68.6)
Madison Square Garden Sports Corp.	(9,590)	(1,772,616)	(865.2)
Marriott International, Inc., Class A	(9,136)	(1,356,879)	(662.3)
Mosaic Co.	(14,136)	(497,305)	(242.7)
MSCI, Inc.	(799)	(388,130)	(189.5)
Netflix, Inc.	(1,975)	(1,014,103)	(495.0)
Okta, Inc.	(9,263)	(2,498,231)	(1,219.4)
Old Republic International Corp.	(51,804)	(1,275,415)	(622.6)
Peloton Interactive, Inc.	(2,241)	(220,402)	(107.6)
Post Holdings, Inc.	(4,896)	(557,067)	(271.9)
Procter & Gamble Co	(14,070)	(1,877,219)	(916.3)
PROG Holdings, Inc.	(24,927)	(1,269,781)	(619.8)
Qorvo Inc.	(149)	(28,037)	(13.7)
Redfin Corp.	(1,803)	(127,616)	(62.3)
Royal Caribbean Cruises Ltd.	(10,745)	(934,278)	(456.0)
SS&C Technologies Holdings, Inc.	(33,691)	(2,500,546)	(1,220.6)
Starbucks Corp.	(4,457)	(510,282)	(249.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Stryker Corp.	(11,990)	$(3,148,934)	(1,537.0)%
TCF Financial Corp.	(41,347)	(1,882,115)	(918.7)
Teladoc Health Inc.	(1,167)	(201,133)	(98.2)
Tesla, Inc.	(76)	(53,917)	(26.3)
Texas Roadhouse, Inc.	(23,475)	(2,512,295)	(1,226.3)
T-Mobile US, Inc.	(6,099)	(805,861)	(393.4)
Travel + Leisure Co	(10,338)	(667,111)	(325.6)
United Airlines Holdings, Inc.	(1,779)	(96,778)	(47.2)
Upwork, Inc.	(4,477)	(206,211)	(100.7)
UWM Holdings Corp.	(196,694)	(1,605,023)	(783.4)
West Pharmaceutical Services, Inc.	(1,408)	(462,556)	(225.8)
Westrock Co.	(37,496)	(2,090,402)	(1,020.4)
Xcel Energy, Inc.	(825)	(58,823)	(28.7)
YETI Holdings, Inc.	(7,010)	(598,794)	(292.3)
Yum! Brands, Inc.	(44,927)	(5,369,675)	(2,621.0)

		(87,049,508)

Total Reference Entity — Short		(184,760,005)

Net Value of Reference Entity — Goldman Sachs & Co		$204,869

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Austal Ltd.	74,345	$137,962	17.9%
Bapcor Ltd.	23,422	139,218	18.0
Centuria Office REIT	27,537	46,690	6.0
Charter Hall Social Infrastructure REIT	45,208	113,185	14.7
EML Payments Ltd.	17,913	78,346	10.1
Genworth Mortgage Insurance Australia Ltd.	64,170	134,786	17.4
GrainCorp Ltd.	39,668	156,071	20.2
Inghams Group Ltd.	67,024	168,766	21.8
Lifestyle Communities Ltd.	30,096	324,267	42.0
Link Administration Holdings Ltd.	10,425	39,994	5.2
Orocobre Ltd.	13,345	68,729	8.9
Pendal Group Ltd.	46,869	265,852	34.4
Regis Resources Ltd.	209,259	417,170	54.0
Sandfire Resources Ltd.	40,957	209,607	27.1
Southern Cross Media Group Ltd.	59,154	84,825	11.0
St Barbara Ltd.	133,527	188,728	24.4
Super Retail Group Ltd.	8,072	74,140	9.6
United Malt Grp Ltd.	76,510	269,149	34.8
Waypoint REIT	170,790	328,226	42.5
Webjet Ltd.	6,150	23,688	3.1
Westgold Resources Ltd.	63,521	104,905	13.6

		3,374,304

Austria
S&T AG	10,301	279,633	36.2
Semperit AG Holding	6,749	305,897	39.6

		585,530

44	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Bahamas
OneSpaWorld Holdings Ltd.	6,160	$65,635	8.5%

Belgium
Akka Technologies	4,380	125,175	16.2
Melexis NV	128	13,934	1.8

		139,109

Bermuda
Triton International Ltd.	4,689	235,247	30.4

Canada
Atlas Corp.	5,626	77,526	10.0
Boardwalk Real Estate Investment Trust	12,101	360,918	46.7
Chorus Aviation Inc.	57,755	203,927	26.4
Cogeco Inc.	886	69,617	9.0
Cominar Real Estate Investment Trust	8,075	64,119	8.3
Dream Office Real Estate Investment Trust	13,874	238,504	30.9
Enerplus Corp.	33,828	181,917	23.5
ERO Copper Corp.	1,457	28,769	3.7
First National Financial Corp.	13,082	548,760	71.0
Home Capital Group Inc.	6,573	173,743	22.5
IMAX Corp.	1,611	33,219	4.3
Interfor Corp.	21,155	562,286	72.8
Killam Apartment Real Estate Investment Trust	8,764	135,045	17.5
Knight Therapeutics Inc.	22,398	98,401	12.7
MAG Silver Corp.	2,747	47,290	6.1
Mercer International Inc.	6,215	102,485	13.3
Morguard North American Residential Real Estate
Investment Trust	17,405	222,315	28.8
MTY Food Group Inc.	8,177	343,937	44.5
Mullen Group Ltd.	9,171	100,503	13.0
NorthWest Healthcare Properties Real Estate
Investment Trust	14,046	149,242	19.3
Recipe Unlimited Corp.	585	9,162	1.2
Sandstorm Gold Ltd.	81,350	602,274	77.9
Savaria Corp.	1,700	26,154	3.4
Spin Master Corp.	1,155	39,128	5.1
Stelco Holdings, Inc.	13,490	340,337	44.0
Stella-Jones Inc.	9,064	379,034	49.1
Trisura Group Ltd.	401	42,767	5.5
Vermilion Energy Inc.	23,549	174,728	22.6
WPT Industrial Real Estate Investment Trust	9,740	162,853	21.1

		5,518,960

Denmark
Better Collective AS	1,841	48,290	6.3
Dfds AS	12,548	739,840	95.7
Per Aarsleff Holding AS	2,262	110,802	14.3
Schouw & Co. AS	382	40,792	5.3
Spar Nord Bank AS	73,496	813,929	105.3

		1,753,653

Finland
Caverion Oyj	8,897	73,446	9.5
Kemira OYJ	2,236	36,525	4.7
Oriola Oyj	24,399	55,851	7.2
Revenio Group Oyj	5,384	386,756	50.1
Uponor OYJ	3,765	109,629	14.2

		662,207

Security	Shares	Value	% of Basket Value

France
AKWEL	1,365	$54,566	7.1%
Alten SA	1,034	129,409	16.7
Aubay	257	12,961	1.7
Coface SA	8,235	100,325	13.0
Eramet SA	2,521	181,556	23.5
Groupe Guillin	454	13,782	1.8
Interparfums SA	954	65,949	8.5
IPSOS	1,269	52,811	6.8
Manitou BF SA	1,370	45,954	5.9
Societe BIC SA	4,613	325,992	42.2
Sopra Steria Group	1,875	348,957	45.1
Synergie SE	416	19,005	2.5
Television Francaise 1	17,833	175,948	22.8

		1,527,215

Germany
ADVA Optical Networking SE	11,947	149,936	19.4
Bank of Georgia Group PLC	4,475	63,162	8.2
CECONOMY AG	6,025	35,297	4.6
CropEnergies AG	3,712	47,671	6.2
Datagroup SE	493	37,458	4.8
Deutsche Pfandbriefbank AG	51,598	593,919	76.8
Draegerwerk AG & Co. KGaA	1,644	153,475	19.9
Hamburger Hafen und Logistik AG	9,095	223,993	29.0
JOST Werke AG	870	57,244	7.4
Kloeckner & Co. SE	40,694	551,614	71.4
MLP SE	42,595	373,320	48.3
New Work SE	421	127,802	16.5
STO SE & Co. KGaA	623	118,192	15.3
Wuestenrot & Wuerttembergische AG	2	44	0.0

		2,533,127

Gibraltar
888 Holdings PLC	42,528	250,556	32.4

Hong Kong
Chow Sang Sang Holdings International Ltd	76,000	129,195	16.7
Texhong Textile Group Ltd.	126,000	190,794	24.7

		319,989

Ireland
Cimpress PLC	7,050	671,583	86.9
Origin Enterprises PLC	29,096	135,725	17.6

		807,308

Israel
Altshuler Shaham Provident Funds & Pension Ltd.	23,736	142,815	18.5
Caesarstone Ltd.	28,158	393,086	50.9
Camtek Ltd/Israel	2,920	100,455	13.0
Delta-Galil Industries Ltd.	4,333	118,837	15.4
FIBI Holdings Ltd.	10,363	359,474	46.5
IDI Insurance Co. Ltd.	2,772	107,162	13.9
Israel Corp. Ltd. (The)	92	24,201	3.1
Isras Investment Co. Ltd.	208	45,400	5.9
Ituran Location and Control Ltd.	1,653	36,118	4.7
M Yochananof & Sons Ltd.	609	34,562	4.5
Menora Mivtachim Holdings Ltd.	10,894	237,691	30.7
Nova Measuring Instruments Ltd.	614	58,915	7.6

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Summit Real Estate Holdings Ltd.	25,919	$422,238	54.6%
Tadiran Holdings Ltd.	132	14,320	1.8

		2,095,274

Italy
Danieli & C Officine Meccaniche SpA	8,663	212,565	27.5
El.En. SpA	405	17,162	2.2

		229,727

Japan
Aichi Steel Corp.	8,700	266,250	34.5
Alpen Co. Ltd.	1,000	21,326	2.8
Arcs Co. Ltd.	1,200	25,781	3.3
Asahi Holdings Inc.	12,300	248,466	32.2
BeNext-Yumeshin Group Co	1,800	23,494	3.0
Canon Electronics Inc.	7,200	115,133	14.9
Chiyoda Corp.	16,800	78,157	10.1
Chori Co. Ltd.	8,700	119,547	15.5
Chubu Shiryo Co. Ltd.	1,000	12,478	1.6
Chugoku Marine Paints Ltd.	16,000	144,243	18.7
CI Takiron Corp.	39,300	244,198	31.6
Citizen Watch Co. Ltd.	66,200	222,749	28.8
CONEXIO Corp.	24,900	316,188	40.9
Cosel Co. Ltd.	7,900	76,761	9.9
Dai-Dan Co. Ltd.	5,300	132,513	17.1
Daiichi Jitsugyo Co. Ltd.	3,100	119,540	15.5
Daiken Corp.	14,400	271,594	35.1
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,200	231,762	30.0
Daiwa Industries Ltd.	26,200	267,330	34.6
DKK Co. Ltd.	9,200	210,916	27.3
EDION Corp.	74,000	787,064	101.8
eGuarantee Inc.	2,600	50,013	6.5
en-japan, Inc.	4,000	121,334	15.7
EPS Holdings Inc.	8,300	88,909	11.5
ESPEC Corp.	1,700	29,396	3.8
Exedy Corp.	4,700	67,481	8.7
FAN Communications, Inc.	25,600	91,270	11.8
Feed One Co. Ltd.	23,900	187,991	24.3
Financial Products Group Co. Ltd.	18,400	122,144	15.8
Fixstars Corp.	2,700	24,090	3.1
Foster Electric Co. Ltd.	12,100	129,384	16.7
France Bed Holdings Co. Ltd.	10,000	82,591	10.7
Fujikura Ltd.	37,600	193,820	25.1
Fukui Computer Holdings Inc.	1,800	69,858	9.0
Gecoss Corp.	5,800	47,444	6.1
Glory Ltd.	6,500	139,552	18.1
Goldcrest Co. Ltd.	7,400	107,434	13.9
G-Tekt Corp.	5,800	73,965	9.6
Gurunavi Inc.	34,100	195,960	25.4
Halows Co. Ltd.	1,500	40,266	5.2
Hanwa Co. Ltd.	14,800	439,781	56.9
Heiwado Co. Ltd.	5,400	109,795	14.2
Hokuetsu Corp.	20,800	107,906	14.0
Hosiden Corp.	23,400	222,024	28.7
IDOM Inc.	3,800	21,996	2.8
Inaba Denki Sangyo Co. Ltd.	12,400	289,986	37.5
Infomart Corp.	5,600	52,797	6.8
Internet Initiative Japan Inc.	6,200	138,135	17.9
Itokuro Inc.	22,600	218,606	28.3
Japan Pulp & Paper Co. Ltd.	2,200	73,032	9.5

Security	Shares	Value	% of Basket Value

Japan (continued)
JM Holdings Co. Ltd.	4,800	$90,663	11.7%
J-Oil Mills Inc.	9,400	158,841	20.6
JSP Corp.	23,000	374,332	48.4
K&O Energy Group Inc.	11,800	154,347	20.0
Kamei Corp.	16,500	169,258	21.9
Kanamoto Co. Ltd.	7,700	188,901	24.4
Kappa Create Co. Ltd.	14,400	191,192	24.7
Kintetsu World Express Inc.	3,800	91,684	11.9
Kitanotatsujin Corp.	36,400	169,586	21.9
Konoike Transport Co. Ltd.	19,300	202,534	26.2
Kura Sushi, Inc.	10,600	371,413	48.1
Kyoei Steel Ltd.	4,000	55,968	7.2
LAC Co. Ltd.	2,700	25,382	3.3
Lifull Co. Ltd.	11,600	41,489	5.4
Link And Motivation Inc.	39,500	225,197	29.1
Mars Group Holdings Corp.	5,500	79,339	10.3
Marudai Food Co. Ltd.	7,500	115,127	14.9
Max Co. Ltd.	5,000	76,567	9.9
Maxvalu Tokai Co. Ltd.	6,900	156,355	20.2
Meisei Industrial Co. Ltd.	3,000	21,006	2.7
Miroku Jyoho Service Co. Ltd.	12,800	213,869	27.7
Mitsuboshi Belting Ltd.	4,500	68,910	8.9
Mitsui DM Sugar Holdings Co. Ltd.	9,700	160,440	20.8
NEC Capital Solutions Ltd.	12,000	222,979	28.9
Nextage Co. Ltd.	6,600	104,487	13.5
Nichicon Corp.	8,500	83,443	10.8
Nihon Chouzai Co. Ltd.	22,100	358,502	46.4
Nikkon Holdings Co. Ltd.	5,700	119,556	15.5
Nippon Light Metal Holdings Co. Ltd.	5,670	110,431	14.3
Nippon Seiki Co. Ltd.	16,500	180,948	23.4
Nippon Sheet Glass Co. Ltd.	10,400	68,610	8.9
Nippon Steel Trading Corp.	2,200	77,732	10.1
Nishimatsuya Chain Co. Ltd.	26,300	412,634	53.4
Nishio Rent All Co. Ltd.	12,200	336,993	43.6
Nitto Kogyo Corp.	1,400	24,627	3.2
Nitto Kohki Co. Ltd.	6,800	122,462	15.8
Nomura Co. Ltd.	37,500	272,786	35.3
Noritake Co. Ltd/Nagoya Japan	7,500	248,202	32.1
NS United Kaiun Kaisha Ltd.	12,600	263,373	34.1
NTN Corp.	186,700	530,430	68.6
Okabe Co. Ltd.	5,000	33,508	4.3
Oki Electric Industry Co. Ltd.	9,200	97,236	12.6
Okuwa Co. Ltd.	7,700	82,576	10.7
Osaka Steel Co. Ltd.	2,000	22,908	3.0
OSAKA Titanium Technologies Co. Ltd.	2,900	25,075	3.2
Pack Corp. (The)	7,300	182,043	23.6
PIA Corp.	2,900	75,642	9.8
Pilot Corp.	3,300	105,432	13.6
Plenus Co. Ltd.	4,600	85,202	11.0
PR Times Inc.	1,000	29,290	3.8
Press Kogyo Co. Ltd.	21,400	62,461	8.1
Pressance Corp.	11,600	170,559	22.1
Proto Corp.	16,700	177,691	23.0
Raysum Co. Ltd.	29,600	228,977	29.6
Ricoh Leasing Co. Ltd.	15,700	498,073	64.5
Rock Field Co. Ltd.	14,600	205,626	26.6
Ryobi Ltd.	1,000	14,479	1.9
Sakai Chemical Industry Co. Ltd.	10,900	188,207	24.4
Sakata INX Corp.	5,700	53,013	6.9
Samty Residential Investment Corp.	250	270,040	34.9
Sangetsu Corp.	5,400	76,160	9.9

46	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Sanyo Special Steel Co. Ltd.	8,400	$127,207	16.5%
Seiko Holdings Corp.	16,200	286,103	37.0
Shikoku Chemicals Corp.	3,400	38,171	4.9
Shin-Etsu Polymer Co. Ltd.	25,800	244,554	31.6
Shinko Shoji Co. Ltd.	2,800	19,158	2.5
Shinmaywa Industries Ltd.	26,300	235,598	30.5
Shinnihon Corp.	31,000	239,846	31.0
Sintokogio Ltd.	45,600	312,176	40.4
Solasto Corp.	1,800	23,449	3.0
Sourcenext Corp.	27,300	78,523	10.2
Star Asia Investment Corp.	88	45,051	5.8
Starzen Co. Ltd.	4,200	85,361	11.0
Strike Co. Ltd.	3,800	159,072	20.6
Sumitomo Mitsui Construction Co. Ltd.	16,100	68,693	8.9
Sumitomo Riko Co. Ltd.	30,600	198,642	25.7
Sun Frontier Fudousan Co. Ltd.	52,400	457,397	59.2
Tachibana Eletech Co. Ltd.	4,100	58,688	7.6
Taihei Dengyo Kaisha Ltd.	6,400	155,446	20.1
Taikisha Ltd.	5,200	140,205	18.1
Takamatsu Construction Group Co. Ltd.	16,000	301,793	39.1
Takasago Thermal Engineering Co. Ltd.	13,000	195,924	25.4
Tama Home Co. Ltd.	12,600	291,975	37.8
Tanseisha Co. Ltd.	1,000	7,591	1.0
T-Gaia Corp.	24,500	420,274	54.4
TKP Corp.	2,100	43,445	5.6
Toa Corp/Tokyo	6,500	145,942	18.9
Tokai Corp/Gifu	9,300	204,563	26.5
Tokai Tokyo Financial Holdings, Inc.	6,000	22,540	2.9
Topcon Corp.	17,500	238,760	30.9
Toyobo Co. Ltd.	2,000	24,196	3.1
TPR Co. Ltd.	15,000	215,266	27.9
Tsugami Corp.	1,700	27,160	3.5
UACJ Corp.	8,600	199,529	25.8
United Arrows Ltd.	3,200	56,250	7.3
UNITED Inc/Japan	4,900	58,114	7.5
UT Group Co. Ltd.	2,200	73,202	9.5
UUUM Co. Ltd.	1,000	14,811	1.9
V Technology Co. Ltd.	500	25,233	3.3
Valqua Ltd.	2,500	47,463	6.1
VT Holdings Co. Ltd.	34,700	133,819	17.3
Wakita & Co. Ltd.	40,600	390,764	50.6
WDB Holdings Co. Ltd.	12,800	272,908	35.3
Weathernews Inc.	1,800	87,734	11.4
World Co. Ltd.	17,900	229,299	29.7
Xebio Holdings Co. Ltd.	11,600	91,931	11.9
Yuasa Trading Co. Ltd.	800	21,765	2.8
Yurtec Corp.	61,900	441,792	57.2
ZIGExN Co. Ltd.	6,800	24,857	3.2

		24,379,483

Jersey
Sanne Group PLC	32,044	286,177	37.0

Luxembourg
Corestate Capital Holding SA	6,002	94,384	12.2
Stabilus SA	8,204	640,577	82.9

		734,961

Malta
Kindred Group PLC	3,553	61,151	7.9

Security	Shares	Value	% of Basket Value

Netherlands
Core Laboratories NV	5,307	$149,551	19.4%
Fugro N.V.	6,986	72,725	9.4
Vastned Retail NV	574	17,226	2.2
Wereldhave NV	10,831	187,121	24.2

		426,623

New Zealand
Fletcher Building Ltd.	75,347	391,723	50.7

Norway
Austevoll Seafood ASA	19,670	251,076	32.5
Bonheur ASA	28	752	0.1
Borregaard ASA	35,438	779,840	100.9
BW Offshore Ltd.	13,298	53,173	6.9
Elkem ASA	20,125	73,851	9.5
Norway Royal Salmon ASA	3,647	86,662	11.2
Pexip Holding ASA	12,169	127,287	16.5
Selvaag Bolig ASA	4,226	31,020	4.0
Sparebank 1 Oestlandet	9,007	125,518	16.2
SpareBank 1 SR-Bank ASA	3,345	43,209	5.6
TGS Nopec Geophysical Co. ASA	47,300	714,597	92.5

		2,286,985

Portugal
NOS SGPS SA	197,796	750,022	97.1

Puerto Rico
EVERTEC, Inc.	21,047	839,775	108.7
Triple-S Management Corp., Class B	269	6,378	0.8

		846,153

Singapore
Kenon Holdings Ltd/Singapore	4,636	152,655	19.8

South Africa
Mediclinic International PLC	41,717	176,760	22.9

Spain
Gestamp Automocion SA	48,966	252,844	32.7
Indra Sistemas SA	14,704	152,992	19.8
Mediaset Espana Comunicacion SA	36,249	230,733	29.9

		636,569

Sweden
AcadeMedia AB	11,539	119,437	15.5
Arjo AB	74,751	737,052	95.4
Bilia AB	4,616	80,463	10.4
Catena AB	911	44,143	5.7
Clas Ohlson AB	15,831	168,969	21.9
Dios Fastigheter AB	2,643	25,148	3.3
GARO AB	31	2,442	0.3
Granges AB	16,943	227,092	29.4
John Mattson Fastighetsforetagen AB	1,784	29,208	3.8
LeoVegas AB	7,365	44,047	5.7
Modern Times Group MTG AB	8,885	135,548	17.5
Mycronic AB	1,930	56,982	7.4
Nobia AB	24,653	214,280	27.7
Scandi Standard AB	28,840	225,780	29.2
Scandic Hotels Group AB	1,625	7,326	0.9
SSAB AB	63,358	316,041	40.9
Svolder AB	3,799	123,360	16.0

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Tobii AB	6,129	$51,978	6.7%
Vitrolife AB	3,887	145,647	18.8

		2,754,943

Switzerland
ALSO Holding AG	1,681	508,403	65.8
Bell Food Group AG	247	77,220	10.0
Komax Holding AG	138	33,110	4.3
Sensirion Holding AG	7,261	495,844	64.2
Vontobel Holding AG	642	48,318	6.2
VZ Holding AG	1,954	168,173	21.7

		1,331,068

United Kingdom
AJ Bell PLC	89,171	547,086	70.8
Alfa Financial Software Holdings PLC	1,254	2,356	0.3
Alpha FX Group PLC	364	8,269	1.1
Brewin Dolphin Holdings PLC	79,238	372,292	48.2
Cairn Energy PLC	82,662	193,848	25.1
CMC Markets PLC	3,036	20,461	2.6
Crest Nicholson Holdings PLC	9,252	52,234	6.8
Domino’s Pizza Group PLC	9,687	51,109	6.6
Ergomed PLC	1,432	28,281	3.7
Go-Ahead Group PLC	1,893	31,947	4.1
Hays PLC	39,880	89,995	11.6
Hunting PLC	4,119	13,994	1.8
Judges Scientific PLC	1,372	109,019	14.1
Kainos Group PLC	11,012	232,380	30.1
Marshalls PLC	6,413	64,391	8.3
Mitchells & Butlers PLC	7,283	31,701	4.1
Morgan Advanced Materials PLC	7,396	30,237	3.9
Morgan Sindall Group PLC	25,834	821,429	106.3
Ninety One PLC	166,497	561,975	72.7
Pagegroup PLC	74,977	580,114	75.1
Petrofac Ltd.	64,334	116,868	15.1
Restaurant Group PLC	118,199	195,886	25.3
Sabre Insurance Group PLC	11,480	41,255	5.3
Safestore Holdings PLC	7,417	87,221	11.3
Smart Metering Systems PLC	4,333	48,591	6.3
Spirent Communications PLC	45,313	160,409	20.8
Synthomer PLC	5,152	36,181	4.7
Team17 Group PLC	52,823	565,372	73.2
Ultra Electronics Holdings PLC	13,591	379,706	49.1

		5,474,607

United States
1-800-Flowers.com, Inc., Class A	10,191	325,857	42.2
AAR Corp.	2,355	94,771	12.3
Aaron’s Co., Inc.	11,453	353,783	45.8
Agilysys, Inc.	1,729	87,159	11.3
Alamo Group, Inc.	357	56,132	7.3
Allscripts Healthcare Solutions, Inc.	11,662	181,461	23.5
Amalgamated Financial Corp.	13,981	225,793	29.2
American Assets Trust, Inc.	778	27,269	3.5
American Software, Inc., Class A	9,284	192,086	24.9
AMERISAFE, Inc.	352	21,852	2.8
Amphastar Pharmaceuticals, Inc.	27,945	486,243	62.9
Andersons, Inc.	4,978	142,968	18.5
Arko Corp.	19,490	205,035	26.5
Asbury Automotive Group, Inc.	649	128,898	16.7
Assetmark Financial Holdings, Inc.	5,899	132,845	17.2
At Home Group, Inc.	6,395	201,954	26.1

Security	Shares	Value	% of Basket Value

United States (continued)
AtriCure, Inc.	1,990	$153,369	19.8%
BancFirst Corp.	1,178	81,883	10.6
Bank First Corp.	52	3,761	0.5
Bank of Marin Bancorp.	1,001	35,455	4.6
Barnes Group, Inc.	4,779	238,568	30.9
Benchmark Electronics, Inc.	2,950	88,559	11.5
Benefitfocus, Inc.	3,628	49,051	6.4
Big Lots, Inc.	3,402	234,534	30.4
BJ’s Restaurants, Inc.	5,920	361,061	46.7
Boot Barn Holdings, Inc.	7,120	502,245	65.0
Bottomline Technologies DE, Inc.	13,066	634,485	82.1
Brink’s Co.	3,228	257,982	33.4
Bristow Group, Inc.	10,583	280,026	36.2
Buckle, Inc.	2,301	96,504	12.5
Byline Bancorp, Inc.	5,149	116,882	15.1
CAI International, Inc.	626	26,636	3.5
Calavo Growers, Inc.	330	25,783	3.3
Camden National Corp.	5,517	263,271	34.1
Capital City Bank Group, Inc.	2,850	72,020	9.3
Carriage Services, Inc.	1,712	63,652	8.2
Cavco Industries, Inc.	2,011	421,164	54.5
Century Communities, Inc.	604	44,660	5.8
Chatham Lodging Trust	18,426	255,569	33.1
Chesapeake Utilities Corp.	879	104,179	13.5
Children’s Place, Inc.	701	54,923	7.1
Cinemark Holdings, Inc.	10,463	221,816	28.7
CIRCOR International, Inc.	711	24,437	3.2
Cohen & Steers, Inc.	1,464	99,581	12.9
Community Trust Bancorp, Inc.	4,077	181,671	23.5
CommVault Systems, Inc.	501	34,825	4.5
Computer Programs & Systems, Inc.	1,048	31,461	4.1
Conduent, Inc.	28,562	194,222	25.1
ConnectOne Bancorp, Inc.	6,759	183,507	23.7
Cornerstone OnDemand, Inc.	11,662	516,218	66.8
Crawford & Co., Class A	20,107	210,922	27.3
CrossFirst Bankshares, Inc.	9,004	132,719	17.2
Cushman & Wakefield PLC	43,214	734,638	95.1
CVR Energy, Inc.	12,530	266,764	34.5
Dave & Buster’s Entertainment, Inc.	10,787	492,534	63.7
Denny’s Corp.	20,080	380,315	49.2
Designer Brands, Inc., Class A	22,925	405,772	52.5
Dine Brands Global, Inc.	4,565	441,207	57.1
Diversified Healthcare Trust	5,881	25,965	3.4
Donegal Group, Inc., Class A	10,711	165,271	21.4
DSP Group, Inc.	2,914	40,475	5.2
DXP Enterprises, Inc.	2,340	68,492	8.9
Easterly Government Properties, Inc.	6,716	143,924	18.6
Edgewell Personal Care Co.	2,619	100,046	12.9
El Pollo Loco Holdings, Inc.	39,888	675,703	87.4
Empire State Realty Trust, Inc., Class A	8,013	91,268	11.8
Encore Capital Group, Inc.	1,125	44,258	5.7
Ennis, Inc.	4,283	88,787	11.5
Enova International, Inc.	4,448	152,300	19.7
EverQuote, Inc., Class A	1,201	40,678	5.3
ExlService Holdings, Inc.	9,700	896,086	116.0
FARO Technologies, Inc.	347	26,318	3.4
FB Financial Corp.	6,783	284,615	36.8
First Busey Corp.	32,328	807,553	104.5
First Foundation, Inc.	13,298	316,492	41.0
First of Long Island Corp.	5,629	119,841	15.5
FirstCash, Inc.	4,828	347,761	45.0

48	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Flushing Financial Corp.	26,481	$616,213	79.7%
Forrester Research, Inc.	11,643	505,888	65.5
Franklin Street Properties Corp.	3,514	18,554	2.4
Genesco, Inc.	16,352	817,600	105.8
G-III Apparel Group Ltd.	2,850	92,597	12.0
Global Indemnity Group LLC	89	2,560	0.3
Global Medical REIT, Inc.	10,501	150,794	19.5
GoPro, Inc., Class A	18,645	209,383	27.1
Gray Television, Inc.	19,406	394,330	51.0
Great Southern Bancorp, Inc.	4,449	250,968	32.5
Griffon Corp.	7,388	200,363	25.9
Groupon, Inc.	5,720	289,604	37.5
GTT Communications, Inc.	96,429	155,251	20.1
HarborOne Bancorp, Inc.	6,799	97,294	12.6
Haverty Furniture Cos., Inc.	17,216	800,028	103.5
HealthStream, Inc.	1,514	36,578	4.7
Heartland Express, Inc.	11,539	214,510	27.8
Heartland Financial USA, Inc.	5,747	288,902	37.4
Helix Energy Solutions Group, Inc.	16,032	68,777	8.9
Helmerich & Payne, Inc.	1,357	34,780	4.5
Hemisphere Media Group, Inc.	9,003	110,017	14.2
Herc Holdings, Inc.	1,583	167,165	21.6
Herman Miller, Inc.	9,263	384,414	49.7
Horizon Bancorp.	14,361	263,381	34.1
Independent Bank Corp.	7,520	177,171	22.9
Innospec, Inc.	2,211	215,374	27.9
Inter Parfums, Inc.	1,122	82,579	10.7
Interface, Inc.	10,921	140,226	18.1
iRhythm Technologies, Inc.	610	47,495	6.1
Ironwood Pharmaceuticals, Inc.	2,621	28,936	3.7
Jack in the Box, Inc.	1,697	204,743	26.5
Jefferies Financial Group, Inc.	26,582	864,181	111.8
Kadant, Inc.	719	128,004	16.6
Karuna Therapeutics, Inc.	279	30,972	4.0
Kelly Services, Inc., Class A	16,510	413,575	53.5
Kennedy-Wilson Holdings, Inc.	4,785	98,332	12.7
Koppers Holdings, Inc.	1,521	50,558	6.5
Lakeland Financial Corp.	3,022	197,125	25.5
Lands’ End, Inc.	6,920	159,437	20.6
LendingClub Corp.	2,033	31,288	4.1
Liberty Media Corp.-Liberty Braves, Class C	2,972	82,295	10.7
Liberty Oilfield Services, Inc., Class A	6,499	76,038	9.8
Livent Corp.	7,814	140,808	18.2
Luther Burbank Corp.	26,075	290,475	37.6
Mack-Cali Realty Corp.	5,591	91,469	11.8
Matador Resources Co	2,642	69,511	9.0
Materion Corp.	4,468	316,379	40.9
Mercantile Bank Corp.	11,623	375,190	48.6
Meredith Corp.	12,143	377,647	48.9
Meritor, Inc.	6,666	180,182	23.3
MidWestOne Financial Group, Inc.	3,142	99,162	12.8
Monarch Casino & Resort, Inc.	6,673	503,211	65.1
Moog, Inc., Class A	1,927	166,782	21.6
MRC Global, Inc.	17,275	162,730	21.1
Myers Industries, Inc.	956	21,567	2.8
Napco Security Technologies, Inc.	744	24,783	3.2
National Research Corp.	2,880	147,744	19.1
National Storage Affiliates Trust	7,746	351,978	45.6
NexPoint Residential Trust, Inc.	3,395	170,293	22.0
NextGen Healthcare, Inc.	10,990	201,227	26.0
NexTier Oilfield Solutions, Inc.	18,483	66,354	8.6
Nicolet Bankshares, Inc.	5,180	413,157	53.5

Security	Shares	Value	% of Basket Value

United States (continued)
Omega Flex, Inc.	74	$11,766	1.5%
OraSure Technologies, Inc.	13,332	121,988	15.8
Origin Bancorp, Inc.	6,119	267,584	34.6
Orthofix Medical, Inc.	4,114	182,456	23.6
OSI Systems, Inc.	3,359	324,379	42.0
Ovintiv, Inc.	5,923	141,737	18.3
PAE, Inc.	32,240	289,193	37.4
Patterson-UTI Energy, Inc.	27,160	183,602	23.8
PC Connection, Inc.	3,508	159,088	20.6
PDF Solutions, Inc.	6,721	119,163	15.4
Peoples Bancorp, Inc.	23,594	788,747	102.1
Perdoceo Education Corp.	23,425	273,135	35.3
Perficient, Inc.	10,410	683,000	88.4
Plains GP Holdings LP, Class A	5,795	54,357	7.0
Plantronics, Inc.	654	26,153	3.4
Premier Financial Corp.	11,022	348,185	45.1
ProPetro Holding Corp.	7,167	69,018	8.9
Quanex Building Products Corp.	10,713	292,358	37.8
QuinStreet, Inc.	3,313	67,155	8.7
RadNet, Inc.	5,478	122,379	15.8
Republic Bancorp, Inc., Class A	1,096	49,243	6.4
Resources Connection, Inc.	33,075	466,688	60.4
REX American Resources Corp.	123	9,930	1.3
RLI Corp.	7,655	853,226	110.4
RPC, Inc.	27,866	135,429	17.5
Rush Enterprises, Inc., Class B	987	43,221	5.6
Ruth’s Hospitality Group, Inc.	1,860	48,565	6.3
ScanSource, Inc.	2,459	74,336	9.6
Scholastic Corp.	752	22,808	3.0
SeaWorld Entertainment, Inc.	22,948	1,256,632	162.6
Seritage Growth Properties, Class A	2,421	41,641	5.4
Shoe Carnival, Inc.	10,222	612,809	79.3
Shutterstock, Inc.	2,371	206,704	26.8
SIGA Technologies, Inc.	22,244	159,489	20.6
Signet Jewelers Ltd.	10,297	615,246	79.6
SITE Centers Corp.	20,172	297,537	38.5
Sleep Number Corp.	7,504	839,623	108.7
Sonic Automotive, Inc., Class A	7,374	363,833	47.1
South Jersey Industries, Inc.	12,159	300,935	38.9
Southwest Gas Holdings, Inc.	5,314	370,492	47.9
Spirit Airlines, Inc.	13,488	483,140	62.5
SPS Commerce, Inc.	1,604	164,314	21.3
State Auto Financial Corp.	11,608	219,159	28.4
Stepan Co	808	105,573	13.7
Stock Yards Bancorp, Inc.	6,224	318,420	41.2
Stride, Inc.	3,045	87,178	11.3
Summit Hotel Properties, Inc.	8,353	84,950	11.0
Targa Resources Corp.	17,026	590,632	76.4
Tenneco, Inc., Class A	14,073	141,715	18.3
TFS Financial Corp.	1,349	26,386	3.4
Thermon Group Holdings, Inc.	11,865	226,621	29.3
Tri Pointe Homes, Inc.	13,067	311,256	40.3
Trico Bancshares	3,916	181,232	23.5
TriMas Corp.	830	26,427	3.4
TriState Capital Holdings, Inc.	3,168	75,620	9.8
Triumph Group, Inc.	4,638	78,475	10.2
TrueBlue, Inc.	13,632	385,786	49.9
TrueCar, Inc.	16,960	78,016	10.1
Tutor Perini Corp.	6,052	97,437	12.6
U.S. Physical Therapy, Inc.	6,230	700,563	90.7
Ultra Clean Holdings, Inc.	4,719	240,999	31.2
Under Armour, Inc., Class C	33,276	662,525	85.7

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Universal Insurance Holdings, Inc.	3,122	$43,552	5.6%
Univest Financial Corp.	5,030	140,488	18.2
Urban Outfitters, Inc.	11,677	419,204	54.3
US Ecology, Inc.	5,241	222,533	28.8
Verra Mobility Corp.	56,516	759,575	98.3
Vertex Inc.	1,298	26,518	3.4
Viad Corp.	3,720	154,975	20.1
Victory Capital Holdings Inc.	5,088	141,192	18.3
VirnetX Holding Corp.	10,570	49,256	6.4
Vishay Precision Group, Inc.	4,825	153,821	19.9
Washington Federal, Inc.	11,581	376,962	48.8
Washington Real Estate Investment Trust	9,097	211,232	27.3
Weis Markets, Inc.	4,599	238,458	30.9
Willdan Group, Inc.	3,131	119,510	15.5
WisdomTree Investments, Inc.	17,109	116,085	15.0
Yelp, Inc.	9,284	364,861	47.2
Yext, Inc.	28,432	396,626	51.3
Zumiez, Inc.	3,167	136,086	17.6

		50,338,887

Total Reference Entity — Long		111,126,608

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(3,992)	(119,769)	(15.5)
Bega Cheese Ltd..	(212,310)	(1,044,419)	(135.1)
Blackmores Ltd.	(971)	(53,484)	(6.9)
Breville Group Ltd.	(33,105)	(662,978)	(85.8)
BWX Ltd.	(40,168)	(145,200)	(18.8)
Centuria Capital Group	(138,026)	(283,283)	(36.7)
Chalice Mining Ltd.	(29,006)	(152,746)	(19.8)
Costa Group Holdings Ltd.	(109,900)	(394,225)	(51.0)
Data#3 Ltd.	(51,941)	(247,984)	(32.1)
Electro Optic Systems Holdings Ltd.	(128,621)	(456,727)	(59.1)
GUD Holdings Ltd.	(25,307)	(260,197)	(33.7)
Hansen Technologies Ltd.	(30,140)	(132,144)	(17.1)
Home Consortium Ltd.	(16,314)	(62,782)	(8.1)
Ingenia Communities Group	(45,792)	(186,515)	(24.1)
Integrated Research Ltd.	(103,344)	(202,199)	(26.2)
InvoCare Ltd.	(65,392)	(569,557)	(73.7)
IPH Ltd.	(21,509)	(117,354)	(15.2)
Monadelphous Group Ltd.	(3,793)	(37,085)	(4.8)
Netwealth Group Ltd.	(45,175)	(517,092)	(66.9)
Nick Scali Ltd.	(12,622)	(108,723)	(14.1)
OceanaGold Corp.	(17,194)	(28,676)	(3.7)
Omni Bridgeway Ltd.	(93,290)	(270,355)	(35.0)
Pinnacle Investment Management Group Ltd.	(23,233)	(189,475)	(24.5)
Premier Investments Ltd.	(44,488)	(900,899)	(116.6)
Redbubble Ltd.	(16,351)	(51,438)	(6.6)
SeaLink Travel Group Ltd.	(48,753)	(378,949)	(49.0)
Tassal Group Ltd.	(23,255)	(66,126)	(8.6)
Temple & Webster Group Ltd.	(39,176)	(320,707)	(41.5)
Western Areas Ltd.	(308,899)	(546,505)	(70.7)

		(8,507,593)

Austria
AT&S Austria Technologie & Systemtechnik AG	(606)	(23,340)	(3.0)
FACC AG	(2,680)	(28,458)	(3.7)

Security	Shares	Value	% of Basket Value

Austria (continued)
S IMMO AG	(1,205)	$(31,292)	(4.0)%
Vienna Insurance Group Ag	(5,175)	(138,743)	(18.0)

		(221,833)

Belgium
Biocartis Group NV	(2,587)	(13,312)	(1.7)
D’ieteren SA	(1,330)	(144,415)	(18.7)
Tessenderlo Group SA	(595)	(25,393)	(3.3)

		(183,120)

Bermuda
Assured Guaranty Ltd.	(1,922)	(97,734)	(12.7)
Golden Ocean Group Ltd.	(589)	(1,132)	(0.1)
Hafnia Ltd.	(69,956)	(149,543)	(19.4)

		(248,409)

Canada
Andlauer Healthcare Group, Inc.	(2,610)	(79,437)	(10.3)
Cascades, Inc.	(8,183)	(96,000)	(12.4)
ECN Capital Corp.	(16,955)	(113,663)	(14.7)
Endeavour Silver Corp.	(5,086)	(26,813)	(3.5)
GDI Integrated Facility Services, Inc.	(304)	(14,283)	(1.8)
InterRent Real Estate Investment Trust	(6,398)	(79,900)	(10.3)
Labrador Iron Ore Royalty Corp.	(1,392)	(47,587)	(6.2)
Largo Resources Ltd.	(24,743)	(432,799)	(56.0)
NFI Group, Inc.	(4,375)	(98,132)	(12.7)
Sabina Gold & Silver Corp.	(67,141)	(96,138)	(12.4)
Sienna Senior Living, Inc.	(2,980)	(35,494)	(4.6)
SilverCrest Metals, Inc.	(12,688)	(109,935)	(14.2)
Transcontinental, Inc., Class A	(95)	(1,799)	(0.2)
Uranium Participation Corp.	(50,217)	(219,392)	(28.4)
Wesdome Gold Mines Ltd.	(18,845)	(138,906)	(18.0)
Westshore Terminals Investment Corp.	(7,981)	(130,252)	(16.9)

		(1,720,530)

Finland
Adapteo OYJ	(5,989)	(75,556)	(9.8)
BasWare OYJ	(7,622)	(368,375)	(47.6)
Musti Group OYJ	(7,847)	(296,041)	(38.3)
Sanoma OYJ	(22,338)	(387,799)	(50.2)
Tokmanni Group Corp.	(28,693)	(737,879)	(95.5)

		(1,865,650)

France
Albioma SA	(720)	(32,588)	(4.2)
Fnac Darty SA	(125)	(8,815)	(1.1)
Korian SA	(2,472)	(98,980)	(12.8)
Maisons du Monde SA	(2,265)	(55,061)	(7.1)
Mercialys SA	(5,215)	(66,730)	(8.6)
Nexity SA	(3,232)	(175,154)	(22.7)
Novacyt SA	(14,119)	(88,539)	(11.5)
Tarkett SA	(1,718)	(41,417)	(5.4)
Vicat SA	(725)	(36,440)	(4.7)

		(603,724)

Germany
Adesso SE	(520)	(76,271)	(9.9)
Amadeus Fire AG	(599)	(103,948)	(13.4)
Bertrandt AG	(1,836)	(101,648)	(13.1)
Borussia Dortmund GmbH & Co. KGaA	(3,455)	(24,218)	(3.1)
Deutsche EuroShop AG	(3,104)	(71,651)	(9.3)
DIC Asset AG	(6,959)	(124,117)	(16.1)
Exasol AG	(2,308)	(66,963)	(8.7)

50	2021 B L A C K R O C K A N N U A L R E P O R T TO S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Hamborner REIT AG	(32,531)	$(356,693)	(46.2)%
Home24 SE	(5,137)	(120,202)	(15.5)
Hornbach Holding AG & Co. KGaA	(1,535)	(143,420)	(18.6)
Hypoport SE	(591)	(356,164)	(46.1)
KWS Saat SE & Co. KGaA	(532)	(47,277)	(6.1)
LPKF Laser & Electronics AG	(22,473)	(596,279)	(77.2)
MBB SE	(1,317)	(212,583)	(27.5)
Medios AG	(732)	(31,022)	(4.0)
PATRIZIA AG	(1,753)	(47,958)	(6.2)
Vossloh AG	(3,968)	(211,334)	(27.3)
Washtec AG	(1,581)	(102,071)	(13.2)

		(2,793,819)

Hong Kong
Hong Kong Television Network Ltd.	(424,000)	(584,712)	(75.7)

Ireland
C&C Group PLC	(102,202)	(418,278)	(54.1)
Endo International PLC	(28,851)	(165,316)	(21.4)
Greencore Group PLC	(67,314)	(147,711)	(19.1)

		(731,305)

Israel
Delek Automotive Systems Ltd.	(16,763)	(207,248)	(26.8)
Electra Consumer Products 1970 Ltd.	(1,464)	(68,554)	(8.9)
Electreon Wireless Ltd.	(185)	(14,333)	(1.9)
Formula Systems 1985 Ltd.	(323)	(30,917)	(4.0)
Matrix IT Ltd.	(4,156)	(109,358)	(14.1)
Naphtha Israel Petroleum Corp. Ltd.	(12,801)	(60,372)	(7.8)
Property & Building Corp. Ltd.	(1,249)	(148,890)	(19.3)
Taro Pharmaceutical Industries Ltd.	(3,186)	(235,828)	(30.5)
YH Dimri Construction & Development Ltd.	(1,593)	(94,637)	(12.2)

		(970,137)

Italy
Autogrill SpA	(4,333)	(35,866)	(4.6)
Banca IFIS SpA	(1,584)	(21,648)	(2.8)
Banca Popolare di Sondrio SCPA	(28,134)	(118,288)	(15.3)
Biesse SpA	(1,791)	(52,685)	(6.8)
Brunello Cucinelli SpA	(726)	(36,956)	(4.8)
Carel Industries SpA	(2,142)	(47,951)	(6.2)
Cementir Holding NV	(3,747)	(41,814)	(5.4)
Cerved Group SpA	(9,061)	(106,293)	(13.8)
Danieli & C Officine Meccaniche SpA	(9,015)	(144,366)	(18.7)
Datalogic SpA	(2,762)	(56,783)	(7.4)
Fila SpA	(33,470)	(382,800)	(49.5)
Gruppo MutuiOnline SpA	(1,077)	(57,889)	(7.5)
Illimity Bank SpA	(2,790)	(32,632)	(4.2)
Immobiliare Grande Distribuzione SIIQ SpA	(5,506)	(26,081)	(3.4)
Piaggio & C SpA	(8,812)	(34,126)	(4.4)
Tinexta SpA	(1,851)	(55,565)	(7.2)
Webuild SpA	(40,940)	(88,175)	(11.4)

		(1,339,918)

Japan
77 Bank Ltd.	(6,900)	(86,660)	(11.2)
Ai Holdings Corp.	(23,200)	(442,916)	(57.3)
Aichi Bank Ltd.	(1,100)	(28,134)	(3.6)
Alpha Systems, Inc.	(3,900)	(129,763)	(16.8)
Aomori Bank Ltd.	(1,300)	(27,168)	(3.5)
Arata Corp.	(5,000)	(203,351)	(26.3)
Arcland Sakamoto Co. Ltd.	(9,600)	(131,013)	(17.0)
ASKA Pharmaceutical Holdings Co. Ltd.	(3,500)	(43,988)	(5.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Avex, Inc.	(27,800)	$(380,346)	(49.2)%
Awa Bank Ltd.	(27,600)	(556,976)	(72.1)
Axial Retailing, Inc.	(3,800)	(151,974)	(19.7)
Bank of Okinawa Ltd.	(9,400)	(230,554)	(29.8)
Belluna Co. Ltd.	(6,400)	(67,730)	(8.8)
Bunka Shutter Co. Ltd.	(17,300)	(151,447)	(19.6)
Central Glass Co. Ltd.	(1,100)	(22,679)	(2.9)
Chukyo Bank Ltd.	(7,600)	(116,255)	(15.0)
CKD Corp.	(2,200)	(46,351)	(6.0)
cocokara fine, Inc.	(500)	(33,855)	(4.4)
Colowide Co. Ltd.	(8,100)	(136,301)	(17.6)
Comforia Residential REIT, Inc.	(50)	(160,225)	(20.7)
Daibiru Corp.	(51,800)	(605,996)	(78.4)
Daiho Corp.	(1,200)	(43,441)	(5.6)
Daiseki Co. Ltd.	(900)	(33,917)	(4.4)
Daishi Hokuetsu Financial Group, Inc.	(16,900)	(363,504)	(47.0)
Daiwa Securities Living Investments Corp.	(285)	(292,485)	(37.8)
DCM Holdings Co. Ltd.	(6,200)	(61,829)	(8.0)
Digital Garage, Inc.	(9,800)	(403,398)	(52.2)
Eagle Industry Co. Ltd.	(4,000)	(42,470)	(5.5)
Eiken Chemical Co. Ltd.	(4,400)	(87,710)	(11.4)
Fuji Corp/Aichi	(3,800)	(101,151)	(13.1)
Fuji Seal International, Inc.	(19,100)	(424,085)	(54.9)
Fujibo Holdings, Inc.	(5,900)	(239,245)	(31.0)
Fujitec Co. Ltd.	(15,500)	(350,481)	(45.4)
Fujiya Co. Ltd.	(13,500)	(264,740)	(34.3)
Fuso Chemical Co. Ltd.	(4,100)	(147,641)	(19.1)
GMO GlobalSign Holdings KK	(4,300)	(231,615)	(30.0)
Gree, Inc.	(88,500)	(462,992)	(59.9)
Hazama Ando Corp.	(3,200)	(24,390)	(3.2)
Heiwa Real Estate REIT, Inc.	(100)	(150,684)	(19.5)
Hokkoku Bank Ltd.	(4,200)	(93,531)	(12.1)
Hokuhoku Financial Group, Inc.	(19,400)	(163,462)	(21.2)
Hosokawa Micron Corp.	(7,900)	(449,775)	(58.2)
Hulic Reit, Inc.	(34)	(54,265)	(7.0)
Hyakujushi Bank Ltd.	(13,600)	(189,713)	(24.6)
Ichibanya Co. Ltd.	(10,700)	(471,568)	(61.0)
Idec Corp.	(19,400)	(297,688)	(38.5)
Information Services International-Dentsu Ltd.	(900)	(33,168)	(4.3)
Itochu Enex Co. Ltd.	(17,700)	(168,848)	(21.9)
JAFCO Group Co. Ltd.	(10,800)	(777,470)	(100.6)
Japan Lifeline Co. Ltd.	(1,700)	(23,959)	(3.1)
Japan Securities Finance Co. Ltd.	(9,200)	(67,888)	(8.8)
JCU Corp.	(1,000)	(35,158)	(4.5)
JINS Holdings, Inc.	(600)	(42,095)	(5.4)
Juroku Bank Ltd.	(1,300)	(23,999)	(3.1)
Katakura Industries Co. Ltd.	(6,400)	(81,299)	(10.5)
Kenedix Residential Next Investment Corp.	(192)	(396,037)	(51.2)
Key Coffee, Inc.	(9,600)	(181,450)	(23.5)
KH Neochem Co. Ltd.	(2,600)	(61,855)	(8.0)
Kintetsu Department Store Co. Ltd.	(14,900)	(418,429)	(54.1)
Kissei Pharmaceutical Co. Ltd.	(11,700)	(237,751)	(30.8)
Kiyo Bank Ltd.	(11,200)	(147,310)	(19.1)
Koa Corp.	(12,800)	(174,827)	(22.6)
Kohnan Shoji Co. Ltd.	(2,300)	(62,212)	(8.1)
Kojima Co. Ltd.	(4,600)	(37,382)	(4.8)
Komeri Co. Ltd.	(3,600)	(92,417)	(12.0)
Koshidaka Holdings Co. Ltd.	(21,200)	(107,149)	(13.9)
Kumiai Chemical Industry Co. Ltd.	(27,300)	(222,193)	(28.8)
Kureha Corp.	(1,700)	(114,983)	(14.9)
KYB Corp.	(2,500)	(66,843)	(8.7)

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
KYORIN Holdings, Inc.	(37,800)	$(662,204)	(85.7)%
Maruwa Co. Ltd/Aichi	(400)	(41,222)	(5.3)
Marvelous, Inc.	(22,900)	(175,977)	(22.8)
Matsuya Co. Ltd.	(12,200)	(104,749)	(13.6)
Media Do Co. Ltd.	(5,500)	(288,190)	(37.3)
Medley, Inc.	(1,000)	(40,183)	(5.2)
Melco Holdings, Inc.	(1,400)	(53,232)	(6.9)
Mitsubishi Estate Logistics REIT Investment Corp.	(19)	(78,596)	(10.2)
Mitsubishi Research Institute, Inc.	(1,600)	(60,358)	(7.8)
Mitsui-Soko Holdings Co. Ltd.	(7,400)	(149,491)	(19.3)
Mitsuuroko Group Holdings Co. Ltd.	(15,600)	(203,983)	(26.4)
Miyazaki Bank Ltd.	(1,100)	(22,229)	(2.9)
Musashino Bank Ltd.	(5,500)	(81,870)	(10.6)
Nachi-Fujikoshi Corp.	(1,900)	(72,532)	(9.4)
Nichiban Co. Ltd.	(4,400)	(74,521)	(9.6)
Nichiha Corp.	(7,100)	(206,416)	(26.7)
Nichi-iko Pharmaceutical Co. Ltd.	(16,000)	(134,058)	(17.3)
Nihon Nohyaku Co. Ltd.	(4,600)	(23,004)	(3.0)
Nippon Fine Chemical Co. Ltd.	(1,300)	(17,182)	(2.2)
Nippon Kanzai Co. Ltd.	(1,900)	(37,757)	(4.9)
Nishimatsu Construction Co. Ltd.	(21,800)	(580,258)	(75.1)
Nishi-Nippon Financial Holdings, Inc.	(30,800)	(197,910)	(25.6)
Nohmi Bosai Ltd.	(3,000)	(56,686)	(7.3)
North Pacific Bank Ltd.	(282,200)	(729,571)	(94.4)
NTT UD REIT Investment Corp.	(266)	(394,359)	(51.0)
Ogaki Kyoritsu Bank Ltd.	(18,000)	(323,571)	(41.9)
Pacific Industrial Co. Ltd.	(12,500)	(134,441)	(17.4)
Pasona Group, Inc.	(3,500)	(62,488)	(8.1)
Pharma Foods International Co. Ltd.	(7,100)	(209,322)	(27.1)
Prestige International, Inc.	(6,000)	(39,866)	(5.2)
Prima Meat Packers Ltd.	(4,600)	(145,326)	(18.8)
Raiznext Corp.	(17,200)	(181,486)	(23.5)
Restar Holdings Corp.	(3,600)	(63,609)	(8.2)
Royal Holdings Co. Ltd.	(11,500)	(200,204)	(25.9)
Saibu Gas Holdings Co. Ltd.	(1,100)	(25,680)	(3.3)
San-In Godo Bank Ltd.	(4,900)	(22,494)	(2.9)
Sanyo Chemical Industries Ltd.	(1,000)	(47,505)	(6.1)
Sanyo Denki Co. Ltd.	(6,800)	(489,805)	(63.4)
SBS Holdings, Inc.	(5,100)	(125,262)	(16.2)
Seikagaku Corp.	(5,700)	(52,342)	(6.8)
Seiren Co. Ltd.	(35,200)	(609,465)	(78.9)
Senshu Ikeda Holdings, Inc.	(31,500)	(48,698)	(6.3)
Serverworks Co. Ltd.	(2,100)	(83,197)	(10.8)
Shibaura Machine Co. Ltd.	(18,100)	(431,672)	(55.9)
Shibuya Corp.	(900)	(27,331)	(3.5)
Shiga Bank Ltd.	(1,600)	(31,622)	(4.1)
Shin Nippon Air Technologies Co. Ltd.	(7,700)	(151,720)	(19.6)
Shizuoka Gas Co. Ltd.	(35,500)	(301,620)	(39.0)
Sinanen Holdings Co. Ltd.	(5,700)	(155,538)	(20.1)
Sinfonia Technology Co. Ltd.	(22,200)	(294,263)	(38.1)
Sparx Group Co. Ltd.	(11,600)	(30,325)	(3.9)
St Marc Holdings Co. Ltd.	(2,200)	(34,086)	(4.4)
Sumitomo Densetsu Co. Ltd.	(9,500)	(201,681)	(26.1)
Sumitomo Warehouse Co. Ltd.	(40,400)	(523,169)	(67.7)
Suruga Bank Ltd.	(43,000)	(154,100)	(19.9)
T Hasegawa Co. Ltd.	(20,200)	(377,402)	(48.8)
Tachi-S Co. Ltd.	(2,300)	(23,923)	(3.1)
Taiyo Holdings Co. Ltd.	(7,700)	(372,809)	(48.2)
Taki Chemical Co. Ltd.	(2,100)	(115,568)	(15.0)
Takuma Co. Ltd.	(23,600)	(484,625)	(62.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Tamura Corp.	(11,500)	$(53,214)	(6.9)%
Tatsuta Electric Wire and Cable Co. Ltd.	(8,400)	(45,825)	(5.9)
Tenma Corp.	(6,700)	(140,490)	(18.2)
TerraSky Co. Ltd.	(23,200)	(601,741)	(77.9)
TKC Corp.	(5,400)	(169,760)	(22.0)
Toei Animation Co. Ltd.	(4,300)	(489,260)	(63.3)
Toho Bank Ltd.	(144,000)	(280,708)	(36.3)
Toho Holdings Co. Ltd.	(2,200)	(37,220)	(4.8)
Tokushu Tokai Paper Co. Ltd.	(9,400)	(378,923)	(49.0)
Tokyotokeiba Co. Ltd.	(1,500)	(81,221)	(10.5)
Tokyu Construction Co. Ltd.	(10,200)	(52,792)	(6.8)
TOMONY Holdings, Inc.	(60,100)	(161,871)	(20.9)
Tonami Holdings Co. Ltd.	(1,700)	(82,633)	(10.7)
Torii Pharmaceutical Co. Ltd.	(4,000)	(94,354)	(12.2)
Trancom Co. Ltd.	(1,900)	(147,482)	(19.1)
Uchida Yoko Co. Ltd.	(5,100)	(218,204)	(28.2)
Valor Holdings Co. Ltd.	(2,700)	(57,679)	(7.5)
Wacoal Holdings Corp.	(3,000)	(67,724)	(8.8)
WATAMI Co. Ltd.	(26,100)	(226,981)	(29.4)
Yamagata Bank Ltd.	(7,600)	(69,889)	(9.0)
Yoshinoya Holdings Co. Ltd.	(39,200)	(726,049)	(94.0)

		(28,020,957)

Liechtenstein
Liechtensteinische Landesbank AG	(620)	(36,689)	(4.8)

Luxembourg
Solutions 30 SE	(2,207)	(30,355)	(3.9)

Netherlands
Brack Capital Properties NV	(355)	(33,139)	(4.3)
Brunel International NV	(18,434)	(246,356)	(31.9)
Corbion NV	(8,830)	(517,103)	(66.9)
Intertrust NV	(24,197)	(448,014)	(58.0)
Koninklijke BAM Groep NV	(105,068)	(290,952)	(37.6)
NSI NV	(5,660)	(230,000)	(29.8)
Sligro Food Group NV	(9,577)	(303,670)	(39.3)
Van Lanschot Kempen NV	(6,577)	(192,507)	(24.9)

		(2,261,741)

New Zealand
Chorus Ltd.	(12,013)	(58,274)	(7.5)

Norway
Sbanken ASA	(8,476)	(105,320)	(13.6)
XXL ASA	(116,825)	(302,396)	(39.2)

		(407,716)

Portugal
Mota-Engil SGPS SA	(254,096)	(426,272)	(55.2)
REN - Redes Energeticas Nacionais SGPS SA	(105,599)	(309,246)	(40.0)

		(735,518)
Puerto Rico
First BanCorp	(24,337)	(305,916)	(39.6)

S.Georgia/S.San
Burford Capital Ltd.	(3,758)	(49,720)	(6.4)

Singapore
IGG, Inc.	(60,000)	(101,137)	(13.1)
Kulicke & Soffa Industries, Inc.	(6,839)	(388,797)	(50.3)

		(489,934)

52	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

South Africa
Investec PLC	(16,873)	$(67,895)	(8.8)%

South Korea
MagnaChip Semiconductor Corp.	(6,597)	(164,991)	(21.4)

Spain
Aedas Homes SA	(7)	(181)	(0.0)
CIE Automotive SA	(1,420)	(39,499)	(5.1)
Corp. Financiera Alba SA	(209)	(11,069)	(1.4)
eDreams ODIGEO SA	(5,902)	(34,380)	(4.5)
Euskaltel SA	(13,361)	(177,746)	(23.0)
Fomento de Construcciones y Contratas SA	(4,492)	(58,865)	(7.6)
Grupo Empresarial San Jose SA	(11,064)	(78,714)	(10.2)
Melia Hotels International SA	(4,619)	(37,729)	(4.9)
Metrovacesa SA	(13,113)	(120,288)	(15.6)
Solarpack Corp. Tecnologica SA	(3,713)	(88,833)	(11.5)

		(647,304)

Sweden
AF Poyry AB	(756)	(24,737)	(3.2)
Alimak Group AB	(9,715)	(167,548)	(21.7)
Ambea AB	(6,431)	(60,286)	(7.8)
Attendo AB	(42,277)	(246,308)	(31.9)
BHG Group AB	(19,554)	(375,698)	(48.6)
Bravida Holding AB	(24,286)	(361,469)	(46.8)
Bure Equity AB	(8,363)	(381,687)	(49.4)
Cloetta AB	(115,005)	(359,993)	(46.6)
Creades AB	(10,590)	(157,503)	(20.4)
Instalco AB	(5,155)	(218,439)	(28.3)
Karo Pharma AB	(9,778)	(61,505)	(7.9)
Klovern AB	(212,245)	(410,813)	(53.1)
Kungsleden AB	(15,551)	(180,806)	(23.4)
Mekonomen AB	(4,413)	(75,691)	(9.8)
NCC AB	(9,336)	(176,036)	(22.8)
Nyfosa AB	(5,116)	(61,546)	(8.0)
Resurs Holding AB	(12,490)	(64,556)	(8.3)
Sdiptech AB	(4,031)	(180,769)	(23.4)
SkiStar AB	(20,084)	(303,997)	(39.3)
Veoneer, Inc.	(33,142)	(758,952)	(98.2)

		(4,628,339)

Switzerland
APG SGA SA	(109)	(26,139)	(3.4)
Arbonia AG	(1,903)	(32,949)	(4.3)
Basilea Pharmaceutica AG	(6,960)	(345,422)	(44.7)
Daetwyler Holding AG	(658)	(213,537)	(27.6)
EFG International AG	(24,488)	(214,017)	(27.7)
Forbo Holding AG	(139)	(266,218)	(34.5)
Mobilezone Holding AG	(14,128)	(176,809)	(22.9)
Mobimo Holding AG	(635)	(201,785)	(26.1)
Orior AG	(4,882)	(446,904)	(57.8)
Rieter Holding AG	(838)	(129,024)	(16.7)
Softwareone Holding AG	(3,465)	(89,798)	(11.6)
St Galler Kantonalbank AG	(300)	(140,463)	(18.2)
Swissquote Group Holding SA	(3,449)	(517,900)	(67.0)
Valiant Holding AG	(3,249)	(360,221)	(46.6)

		(3,161,186)

Thailand
Fabrinet	(2,097)	(179,545)	(23.2)

United Kingdom
AB Dynamics PLC	(1,865)	(59,240)	(7.7)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
AO World PLC	(16,965)	$(65,238)	(8.4)%
Clinigen Group PLC	(1,274)	(15,017)	(1.9)
Close Brothers Group PLC	(35,492)	(778,513)	(100.7)
Elementis PLC	(63,923)	(132,068)	(17.1)
Finablr PLC	(44,203)	(610)	(0.1)
First Derivatives PLC	(4,402)	(177,822)	(23.0)
Helical PLC	(14,412)	(84,392)	(10.9)
IP Group PLC	(102,664)	(181,994)	(23.6)
John Laing Group PLC	(106,957)	(453,817)	(58.7)
Lancashire Holdings Ltd.	(58,997)	(578,399)	(74.9)
LondonMetric Property PLC	(1,928)	(6,007)	(0.8)
Luxfer Holdings PLC	(6,000)	(132,660)	(17.2)
Redde Northgate PLC	(140,843)	(708,411)	(91.7)
RWS Holdings PLC	(29,129)	(276,370)	(35.8)
Serica Energy PLC	(105,004)	(172,569)	(22.3)
Spire Healthcare Group PLC	(8,429)	(23,274)	(3.0)
Stolt-Nielsen Ltd.	(8,272)	(124,418)	(16.1)
TORM PLC	(15,382)	(135,578)	(17.5)

		(4,106,397)

United States
ADTRAN, Inc.	(20,007)	(341,920)	(44.2)
AeroVironment, Inc.	(255)	(28,144)	(3.6)
Agenus, Inc.	(31,888)	(98,534)	(12.8)
Allegheny Technologies, Inc.	(15,533)	(361,298)	(46.8)
Alto Ingredients, Inc.	(28,290)	(157,292)	(20.4)
Altra Industrial Motion Corp.	(2,950)	(174,079)	(22.5)
Ambac Financial Group, Inc.	(4,162)	(71,378)	(9.2)
Ameresco, Inc., Class A	(7,148)	(377,343)	(48.8)
American National Group, Inc.	(561)	(63,589)	(8.2)
Ameris Bancorp	(6,992)	(378,197)	(48.9)
Amneal Pharmaceuticals, Inc.	(20,379)	(112,288)	(14.5)
AnaptysBio, Inc.	(7,649)	(178,604)	(23.1)
ANI Pharmaceuticals, Inc.	(623)	(20,733)	(2.7)
Apollo Medical Holdings, Inc.	(3,214)	(95,424)	(12.3)
Apple Hospitality REIT, Inc.	(22,409)	(355,407)	(46.0)
Applied Industrial Technologies, Inc.	(223)	(21,332)	(2.8)
ArcBest Corp.	(16,943)	(1,232,773)	(159.5)
Arconic Corp.	(740)	(21,164)	(2.7)
Arcosa, Inc.	(1,042)	(62,822)	(8.1)
Ares Management Corp.	(4,318)	(226,781)	(29.3)
Argan, Inc.	(430)	(21,565)	(2.8)
Assembly Biosciences, Inc.	(46,384)	(198,524)	(25.7)
Associated Capital Group, Inc.	(93)	(3,323)	(0.4)
Atlas Air Worldwide Holdings, Inc.	(3,543)	(240,605)	(31.1)
Avanos Medical, Inc.	(3,021)	(130,537)	(16.9)
Axogen, Inc.	(1,256)	(23,512)	(3.0)
AZZ, Inc.	(8,192)	(431,227)	(55.8)
B Riley Financial, Inc.	(2,206)	(157,266)	(20.4)
Badger Meter, Inc.	(681)	(63,599)	(8.2)
Barrett Business Services, Inc.	(2,380)	(174,525)	(22.6)
Beacon Roofing Supply, Inc.	(5,628)	(317,025)	(41.0)
BGC Partners, Inc., Class A	(27,563)	(146,084)	(18.9)
Bluebird Bio Inc.	(3,582)	(107,460)	(13.9)
Boise Cascade Co.	(456)	(30,424)	(3.9)
Bonanza Creek Energy, Inc.	(1,490)	(49,304)	(6.4)
Brandywine Realty Trust	(10,320)	(139,630)	(18.1)
Brightsphere Investment Group, Inc.	(2,838)	(63,883)	(8.3)
BRP Group, Inc.	(8,789)	(255,057)	(33.0)
Cabot Corp.	(617)	(33,861)	(4.4)
Cadence BanCorp	(7,376)	(164,116)	(21.2)

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Cadiz, Inc.	(35,493)	$(413,493)	(53.5)%
Cal-Maine Foods, Inc.	(2,916)	(108,942)	(14.1)
Cannae Holdings, Inc.	(4,330)	(171,901)	(22.2)
Carpenter Technology Corp.	(4,937)	(186,964)	(24.2)
Casa Systems, Inc.	(10,983)	(86,162)	(11.2)
Central Pacific Financial Corp.	(4,436)	(119,550)	(15.5)
Century Aluminum Co.	(2,046)	(32,040)	(4.1)
ChannelAdvisor Corp.	(5,004)	(105,835)	(13.7)
Chase Corp.	(1,795)	(212,600)	(27.5)
Clear Channel Outdoor Holdings, Inc.	(84,842)	(212,953)	(27.6)
Clearway Energy, Inc.	(9,505)	(272,698)	(35.3)
CNO Financial Group, Inc.	(10,506)	(268,218)	(34.7)
CNX Resources Corp.	(2,855)	(38,314)	(5.0)
Coca-Cola Consolidated, Inc.	(344)	(100,878)	(13.1)
Colony Capital, Inc.	(20,309)	(142,163)	(18.4)
Columbia Property Trust, Inc.	(14,424)	(259,776)	(33.6)
Comfort Systems USA, Inc.	(765)	(63,005)	(8.2)
CommScope Holding Co., Inc.	(11,895)	(195,673)	(25.3)
Comtech Telecommunications Corp.	(7,720)	(185,126)	(24.0)
Consolidated Communications Holdings, Inc.	(3,411)	(24,559)	(3.2)
Corcept Therapeutics, Inc.	(17,637)	(401,947)	(52.0)
CoreCivic, Inc.	(10,082)	(78,337)	(10.1)
CryoPort, Inc.	(5,853)	(331,104)	(42.8)
Dana, Inc.	(7,797)	(197,264)	(25.5)
Diamond Hill Investment Group, Inc.	(1,281)	(219,051)	(28.3)
Diversified Gas & Oil PLC	(83,587)	(140,821)	(18.2)
Dorian LPG Ltd.	(2,744)	(36,468)	(4.7)
Eastman Kodak Co.	(17,675)	(131,856)	(17.1)
Ebix, Inc.	(858)	(25,834)	(3.3)
eHealth, Inc.	(820)	(58,007)	(7.5)
Employers Holdings, Inc.	(4,397)	(177,991)	(23.0)
Encore Wire Corp.	(1,983)	(148,090)	(19.2)
ePlus, Inc.	(3,460)	(347,246)	(44.9)
Evoqua Water Technologies Corp.	(2,612)	(74,651)	(9.7)
EW Scripps Co.	(1,263)	(27,306)	(3.5)
Fluidigm Corp.	(14,613)	(73,211)	(9.5)
Forward Air Corp.	(1,473)	(130,051)	(16.8)
Frequency Therapeutics, Inc.	(27,545)	(319,797)	(41.4)
Fresh Del Monte Produce, Inc.	(2,832)	(79,862)	(10.3)
Gates Industrial Corp. PLC	(1,729)	(29,825)	(3.9)
Genworth Financial, Inc., Class A	(51,167)	(221,041)	(28.6)
Gibraltar Industries, Inc.	(289)	(26,548)	(3.4)
Glacier Bancorp, Inc.	(397)	(23,403)	(3.0)
GoHealth, Inc., Class A	(4,719)	(56,298)	(7.3)
Great Lakes Dredge & Dock Corp.	(8,394)	(131,786)	(17.1)
Green Brick Partners, Inc.	(4,053)	(104,608)	(13.5)
Greenbrier Cos., Inc.	(821)	(38,784)	(5.0)
Hancock Whitney Corp.	(1,770)	(81,845)	(10.6)
Hawaiian Electric Industries, Inc.	(11,680)	(502,941)	(65.1)
Hawaiian Holdings, Inc.	(18,501)	(464,560)	(60.1)
Hawkins, Inc.	(10,937)	(364,749)	(47.2)
Healthcare Services Group, Inc.	(10,966)	(328,432)	(42.5)
Heritage Commerce Corp.	(11,602)	(140,036)	(18.1)
HomeStreet, Inc.	(2,207)	(90,134)	(11.7)
Independence Realty Trust, Inc.	(4,375)	(73,675)	(9.5)
Independent Bank Group, Inc.	(1,781)	(134,483)	(17.4)
Ingevity Corp.	(2,586)	(201,915)	(26.1)
Inogen, Inc.	(1,076)	(70,360)	(9.1)
Inovalon Holdings, Inc.	(6,123)	(184,976)	(23.9)
International Bancshares Corp.	(1,428)	(67,673)	(8.8)
International Seaways, Inc.	(4,272)	(75,529)	(9.8)
John Wiley & Sons, Inc., Class A	(432)	(24,598)	(3.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Kaiser Aluminum Corp.	(211)	$(25,419)	(3.3)%
Kimball Electronics, Inc.	(2,373)	(54,603)	(7.1)
Kite Realty Group Trust	(8,828)	(183,711)	(23.8)
Korn Ferry	(3,455)	(234,560)	(30.4)
Kosmos Energy Ltd.	(36,674)	(104,888)	(13.6)
Kratos Defense & Security Solutions, Inc.	(5,798)	(155,039)	(20.1)
Lancaster Colony Corp.	(353)	(65,203)	(8.4)
Lantheus Holdings, Inc.	(7,213)	(170,948)	(22.1)
Laureate Education, Inc.	(19,039)	(261,786)	(33.9)
La-Z-Boy, Inc.	(38,424)	(1,708,331)	(221.1)
LGI Homes, Inc.	(477)	(79,077)	(10.2)
Lindblad Expeditions Holdings, Inc.	(21,375)	(350,336)	(45.3)
Lions Gate Entertainment Corp.	(6,041)	(76,117)	(9.9)
Macquarie Infrastructure Corp.	(22,726)	(757,003)	(98.0)
Madison Square Garden Entertainment Corp.	(3,370)	(305,356)	(39.5)
Maxar Technologies, Inc.	(11,301)	(438,592)	(56.8)
MaxLinear, Inc.	(4,944)	(177,935)	(23.0)
MBIA, Inc.	(35,372)	(354,427)	(45.9)
Merchants Bancorp	(643)	(26,228)	(3.4)
Mercury General Corp.	(13,426)	(836,037)	(108.2)
Meridian Bancorp, Inc.	(3,916)	(86,583)	(11.2)
Meridian Bioscience, Inc.	(8,443)	(165,314)	(21.4)
MGE Energy, Inc.	(6,722)	(502,873)	(65.1)
MGP Ingredients, Inc.	(3,074)	(184,747)	(23.9)
Minerals Technologies, Inc.	(4,959)	(387,496)	(50.1)
Mitek Systems, Inc.	(2,055)	(33,312)	(4.3)
Monro, Inc.	(1,662)	(117,321)	(15.2)
Mr Cooper Group, Inc.	(4,114)	(141,851)	(18.4)
Mueller Water Products, Inc.	(9,335)	(134,051)	(17.3)
Murphy Oil Corp.	(1,517)	(25,683)	(3.3)
Myers Industries, Inc.	(20,491)	(462,277)	(59.8)
Nautilus, Inc.	(3,660)	(61,342)	(7.9)
NeoPhotonics Corp.	(21,417)	(200,463)	(25.9)
Northfield Bancorp, Inc.	(302)	(4,886)	(0.6)
Nu Skin Enterprises, Inc.	(833)	(44,032)	(5.7)
Odonate Therapeutics, Inc.	(70,598)	(236,503)	(30.6)
ODP Corp.	(5,688)	(229,966)	(29.8)
O-I Glass, Inc.	(13,676)	(225,517)	(29.2)
One Liberty Properties, Inc.	(10,081)	(250,714)	(32.4)
OneSpan, Inc.	(14,619)	(391,935)	(50.7)
Ontrak, Inc.	(770)	(25,133)	(3.3)
Option Care Health, Inc.	(731)	(13,947)	(1.8)
Oxford Industries, Inc.	(7,395)	(674,646)	(87.3)
Pacific Premier Bancorp, Inc.	(10,329)	(454,786)	(58.9)
Papa John’s International, Inc.	(13,368)	(1,292,953)	(167.3)
PAR Technology Corp.	(399)	(32,774)	(4.2)
Patterson Cos., Inc.	(6,329)	(203,414)	(26.3)
Phibro Animal Health Corp.	(3,548)	(86,997)	(11.3)
Pitney Bowes, Inc.	(12,608)	(94,182)	(12.2)
Premier, Inc., Class A	(14,876)	(525,867)	(68.1)
PriceSmart, Inc.	(5,265)	(442,471)	(57.3)
Provident Financial Services, Inc.	(2,697)	(63,568)	(8.2)
PS Business Parks, Inc.	(285)	(46,275)	(6.0)
Quotient Technology, Inc.	(7,357)	(120,213)	(15.6)
Radius Health, Inc.	(1,248)	(27,830)	(3.6)
Ranpak Holdings Corp.	(14,161)	(272,316)	(35.2)
Raven Industries, Inc.	(539)	(21,894)	(2.8)
RealReal, Inc.	(5,195)	(128,680)	(16.7)
REGENXBIO, Inc.	(1,383)	(47,976)	(6.2)
Rent-A-Center, Inc.	(30,381)	(1,748,427)	(226.3)
Repay Holdings Corp.	(45,666)	(1,043,468)	(135.0)
Rigel Pharmaceuticals, Inc.	(41,341)	(153,789)	(19.9)

54	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
RMR Group, Inc.	(5,303)	$(209,893)	(27.2)%
Rogers Corp.	(793)	(155,301)	(20.1)
S&T Bancorp, Inc.	(4,119)	(135,721)	(17.6)
Safehold, Inc.	(476)	(33,658)	(4.4)
Sandy Spring Bancorp, Inc.	(3,859)	(175,044)	(22.7)
Sensient Technologies Corp.	(9,511)	(782,185)	(101.2)
ServisFirst Bancshares, Inc.	(988)	(62,481)	(8.1)
Shyft Group, Inc.	(3,509)	(124,289)	(16.1)
Silgan Holdings, Inc.	(5,515)	(232,568)	(30.1)
Simmons First National Corp., Class A	(23,103)	(658,435)	(85.2)
Simply Good Foods Co.	(12,914)	(446,179)	(57.7)
SkyWest, Inc.	(6,223)	(309,034)	(40.0)
SolarWinds Corp.	(14,441)	(243,475)	(31.5)
SpartanNash Co.	(2,872)	(55,631)	(7.2)
Standex International Corp.	(560)	(53,099)	(6.9)
Sunstone Hotel Investors, Inc.	(9,281)	(122,138)	(15.8)
Super Micro Computer, Inc.	(7,920)	(293,198)	(37.9)
Supernus Pharmaceuticals, Inc.	(9,576)	(291,589)	(37.7)
Systemax, Inc.	(8,575)	(366,324)	(47.4)
Tejon Ranch Co.	(9,080)	(143,646)	(18.6)
Telephone and Data Systems, Inc.	(1,880)	(43,202)	(5.6)
Tootsie Roll Industries, Inc.	(1,038)	(32,770)	(4.2)
Towne Bank	(10,419)	(322,781)	(41.8)
TPI Composites, Inc.	(622)	(33,059)	(4.3)
Translate Bio, Inc.	(15,105)	(350,738)	(45.4)
Tredegar Corp.	(8,880)	(129,826)	(16.8)
TTEC Holdings, Inc.	(5,196)	(528,589)	(68.4)
UniFirst Corp.	(1,784)	(399,955)	(51.8)
United Natural Foods, Inc.	(5,958)	(219,612)	(28.4)
United States Lime & Minerals, Inc.	(438)	(60,523)	(7.8)
Uniti Group, Inc.	(29,112)	(331,877)	(42.9)
Universal Corp.	(6,881)	(386,919)	(50.1)
Upland Software, Inc.	(4,399)	(218,014)	(28.2)
Urstadt Biddle Properties, Inc., Class A	(11,005)	(199,961)	(25.9)
US Concrete, Inc.	(469)	(29,739)	(3.8)
Utz Brands, Inc.	(9,341)	(273,691)	(35.4)
Vapotherm, Inc.	(3,381)	(74,382)	(9.6)
Victory Capital Holdings, Inc.	(313)	(8,686)	(1.1)
Vista Outdoor, Inc.	(1,615)	(52,665)	(6.8)
Vital Farms, Inc.	(5,612)	(136,484)	(17.7)
Vonage Holdings Corp.	(3,578)	(48,482)	(6.3)
Voyager Therapeutics, Inc.	(24,015)	(115,752)	(15.0)
Walker & Dunlop, Inc.	(2,509)	(278,123)	(36.0)
WaVe Life Sciences Ltd.	(36,680)	(225,582)	(29.2)
White Mountains Insurance Group Ltd.	(161)	(187,634)	(24.3)
Wolverine World Wide, Inc.	(589)	(24,573)	(3.2)
Worthington Industries, Inc.	(5,212)	(340,135)	(44.0)
Xperi Holding Corp.	(3,024)	(62,143)	(8.0)
York Water Co.	(7,140)	(368,710)	(47.7)
Zuora, Inc., Class A	(9,479)	(153,560)	(19.9)
Zynex, Inc.	(10,556)	(155,912)	(20.2)

		(45,230,607)

Total Reference Entity — Short		(110,353,834)

Net Value of Reference Entity — Goldman Sachs & Co.		$772,774

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates June 29, 2021 and July 8, 2021:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Challenger Ltd.	37,461	$147,045	(17.3)%
CSR Ltd.	23,797	109,290	(12.9)
IOOF Holdings Ltd.	245,602	689,852	(81.2)
JB Hi-Fi Ltd.	313	11,135	(1.3)
Link Administration Holdings Ltd.	4,802	18,399	(2.2)
Metcash Ltd.	105,823	289,923	(34.1)
Platinum Asset Management Ltd.	4,549	16,516	(1.9)
Technology One Ltd.	47,306	345,121	(40.6)
Treasury Wine Estates Ltd.	2,929	22,635	(2.7)
WiseTech Global Ltd.	911	21,927	(2.6)
Worley Ltd.	8,230	68,852	(8.1)

		1,740,695

Austria
voestalpine AG	1,057	45,857	(5.4)
Wienerberger AG	702	27,522	(3.2)

		73,379

Canada
Cargojet Inc.	1,713	252,236	(29.7)
CI Financial Corp.	2,431	39,081	(4.6)
Crescent Point Energy Corp.	90,716	357,949	(42.1)
Enghouse Systems Ltd.	2,291	108,516	(12.8)
H&R Real Estate Investment Trust	1,136	14,076	(1.7)
Innergex Renewable Energy Inc.	28,106	480,190	(56.5)
Lightspeed POS, Inc.	983	68,641	(8.1)
Wheaton Precious Metals Corp.	6,373	264,377	(31.1)
Whitecap Resources, Inc.	5,182	22,682	(2.7)

		1,607,748

Denmark
ISS A/S	945	17,919	(2.1)

Finland
Neste OYJ	198	11,973	(1.4)
Outokumpu OYJ	22,346	145,223	(17.1)

		157,196

France
ALD SA	19,896	312,810	(36.8)
Alten SA	7	876	(0.1)
Casino Guichard Perrachon SA	664	23,185	(2.7)
Eiffage SA	377	41,296	(4.9)
Renault SA	267	10,762	(1.3)
Rexel SA	11,249	221,124	(26.0)
SCOR SE	485	15,671	(1.8)
Vinci SA	27	2,963	(0.4)

		628,687

Germany
Adidas AG	71	21,925	(2.6)
alstria office REIT-AG	6,097	109,165	(12.8)
Daimler AG	266	23,674	(2.8)

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Infineon Technologies AG	181	$7,258	(0.9)%
Schaeffler AG	32,038	288,772	(34.0)

		450,794

Hong Kong
Dah Sing Banking Group Ltd.	21,200	23,238	(2.7)
Dah Sing Financial Holdings Ltd.	45,600	147,272	(17.3)
Guotai Junan International Holdings Ltd.	454,000	82,053	(9.7)
Johnson Electric Holdings Ltd.	28,000	74,409	(8.8)
NWS Holdings Ltd.	210,000	231,763	(27.3)
Vitasoy International Holdings Ltd.	84,000	324,358	(38.2)
WH Group Ltd.	35,500	30,931	(3.6)
Yue Yuen Industrial Holdings Ltd.	36,500	91,351	(10.7)

		1,005,375

Ireland
DCC PLC	878	76,183	(9.0)

Italy
Banca Mediolanum SpA	16,623	155,100	(18.3)

Japan
ABC-Mart, Inc.	1,400	75,013	(8.8)
Aisin Corp.	4,300	165,506	(19.5)
Asics Corp.	18,800	298,727	(35.2)
Bic Camera Inc.	27,900	287,986	(33.9)
Brother Industries Ltd.	11,800	250,197	(29.5)
Canon Marketing Japan, Inc.	17,400	420,073	(49.4)
Casio Computer Co. Ltd.	15,000	265,594	(31.3)
DIC Corp.	16,300	416,613	(49.0)
FANUC Corp.	1,500	345,424	(40.7)
JFE Holdings, Inc.	15,100	198,561	(23.4)
Komatsu Ltd.	900	26,464	(3.1)
K’s Holdings Corp.	13,900	189,628	(22.3)
Lawson, Inc.	2,000	89,882	(10.6)
Mabuchi Motor Co. Ltd.	2,500	100,132	(11.8)
Mazda Motor Corp.	37,600	291,972	(34.4)
Mitsubishi Heavy Industries Ltd.	3,500	104,189	(12.3)
Mitsubishi Materials Corp.	8,900	199,951	(23.5)
Mitsubishi Motors Corp.	6,300	17,069	(2.0)
NGK Spark Plug Co. Ltd.	11,800	197,057	(23.2)
NHK Spring Co. Ltd.	48,900	361,144	(42.5)
Nippon Steel Corp.	3,100	54,172	(6.4)
NOK Corp.	29,200	376,327	(44.3)
PALTAC Corp.	900	46,892	(5.5)
Pan Pacific International Holdings Corp.	13,600	293,152	(34.5)
Persol Holdings Co. Ltd.	15,200	279,927	(32.9)
Pigeon Corp.	4,900	166,299	(19.6)
Ricoh Co. Ltd.	19,200	205,173	(24.2)
Shimadzu Corp.	1,300	45,556	(5.4)
Sumitomo Chemical Co. Ltd.	91,600	467,545	(55.0)
Trend Micro, Inc.	1,000	47,599	(5.6)
Yamada Holdings Co. Ltd.	38,300	190,666	(22.4)

		6,474,490

New Zealand
Air New Zealand Ltd.	54,353	67,533	(7.9)

Singapore
ComfortDelGro Corp. Ltd.	313,600	404,633	(47.7)

Security	Shares	Value	% of Basket Value

Singapore (continued)
Keppel REIT	483,800	$450,245	(53.0)%
Singapore Press Holdings Ltd.	93,500	129,280	(15.2)

		984,158

Sweden
Electrolux AB, Series B	89	2,498	(0.3)
Elekta AB	1,813	24,245	(2.9)
SSAB AB	26,895	145,578	(17.1)

		172,321

Switzerland
Dufry AG	1,812	119,245	(14.0)
Landis+Gyr Group AG	1	69	(0.0)
Sika AG	34	10,155	(1.2)
Sonova Holding AG	125	37,013	(4.4)
Sulzer AG	118	13,443	(1.6)

		179,925

United Kingdom
ASOS PLC	972	70,072	(8.3)
Beazley PLC	40,256	188,187	(22.2)
Bellway PLC	715	35,668	(4.2)
Centrica PLC	187,162	146,499	(17.2)
Greggs PLC	2,117	69,076	(8.1)
Hargreaves Lansdown PLC	462	10,969	(1.3)
HomeServe PLC	6,855	103,597	(12.2)
JD Sports Fashion PLC	22,229	281,964	(33.2)
JET2 PLC	17,342	357,217	(42.1)
John Wood Group PLC	5,736	22,300	(2.6)
National Express Group PLC	11,930	49,289	(5.8)
Next PLC	300	32,330	(3.8)
Pets at Home Group PLC	16,222	99,547	(11.7)
Whitbread PLC	538	24,103	(2.8)

		1,490,818

United States
Primo Water Corp.	2,053	34,307	(4.0)

Total Reference Entity — Long		15,316,628

Reference Entity — Short
Common Stocks

Australia
Sydney Airport	(9,750)	(46,367)	5.5

Belgium
Anheuser-Busch InBev SA	(5,014)	(355,154)	41.8
Proximus SADP	(839)	(17,884)	2.1

		(373,038)

Canada
Alimentation Couche-Tard, Inc., Class B	(4,463)	(151,231)	17.8
Lightspeed POS, Inc.	(983)	(68,642)	8.1
Lithium Americas Corp.	(6,793)	(95,941)	11.3
Lundin Mining Corp.	(16,577)	(200,275)	23.5
Metro, Inc.	(3,742)	(171,460)	20.2
Turquoise Hill Resources Ltd.	(2,313)	(40,684)	4.8
WSP Global Inc.	(465)	(48,284)	5.7

		(776,517)

France
Aeroports de Paris	(920)	(117,928)	13.9

56	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
France (continued)
ICADE	(177)	$(13,774)	1.6%
Sanofi	(4,022)	(421,675)	49.6

		(553,377)

Germany
Bayerische Motoren Werke AG	(376)	(30,795)	3.6
Commerzbank Ag	(12,711)	(83,819)	9.8
CTS Eventim AG & Co. KGaA	(1,756)	(121,199)	14.3
Deutsche Telekom AG	(9,717)	(187,004)	22.0
Fraport AG Frankfurt Airport Services Worldwide	(163)	(10,821)	1.3

		(433,638)

Ireland
Ryanair Holdings PLC	(15,192)	(308,395)	36.3

Italy
Assicurazioni Generali SpA	(1,865)	(37,331)	4.4
Nexi SpA	(3,573)	(68,472)	8.1
Salvatore Ferragamo SpA	(16,743)	(358,471)	42.2

		(464,274)

Japan
Bank of Kyoto Ltd.	(12,400)	(666,153)	78.4
BASE, Inc.	(38,200)	(631,610)	74.4
Change, Inc.	(27,100)	(831,062)	97.8
GS Yuasa Corp.	(21,600)	(584,682)	68.8
Industrial & Infrastructure Fund Investment Corp.	(122)	(220,908)	26.0
IR Japan Holdings Ltd.	(3,100)	(406,043)	47.8
Iwatani Corp.	(7,900)	(495,120)	58.3
Japan Airlines Co. Ltd.	(4,200)	(89,973)	10.6
Japan Airport Terminal Co. Ltd.	(11,500)	(516,345)	60.8
Japan Aviation Electronics Industry Ltd.	(600)	(10,722)	1.3
Japan Logistics Fund, Inc.	(9)	(25,737)	3.0
JTOWER, Inc.	(8,600)	(614,346)	72.3
Justsystems Corp.	(2,300)	(133,041)	15.7
Kadokawa Corp.	(10,900)	(434,550)	51.2
Keisei Electric Railway Co. Ltd.	(800)	(24,983)	2.9
Kenedix Office Investment Corp.	(15)	(110,453)	13.0
Kyushu Financial Group, Inc.	(97,500)	(379,756)	44.7
Mercari, Inc.	(5,200)	(255,240)	30.0
Mitsui Fudosan Logistics Park, Inc.	(3)	(15,527)	1.8
Monex Group, Inc.	(10,800)	(83,437)	9.8
Money Forward, Inc.	(5,200)	(276,315)	32.5
Morinaga Milk Industry Co. Ltd.	(3,300)	(180,440)	21.2
Nippo Corp.	(26,100)	(683,539)	80.5
Nishi-Nippon Railroad Co. Ltd.	(600)	(15,500)	1.8
NOF Corp.	(1,000)	(52,847)	6.2
Oji Holdings Corp.	(6,900)	(43,524)	5.1
Orient Corp.	(105,700)	(144,106)	17.0
Sansan, Inc.	(3,100)	(254,738)	30.0
Sekisui House Reit, Inc.	(171)	(142,285)	16.8

Security	Shares	Value	% of Basket Value
Japan (continued)
SHIFT, Inc.	(7,200)	$(1,048,064)	123.4%
SUMCO. Corp.	(800)	(20,690)	2.4
Takara Holdings, Inc.	(1,700)	(21,950)	2.6
Tokyo Century Corp.	(3,100)	(191,647)	22.6
Tokyo Electric Power Co. Holdings, Inc.	(15,100)	(44,774)	5.3
Zensho Holdings Co. Ltd.	(12,500)	(313,503)	36.9

		(9,963,610)
Netherlands
Aalberts NV	(2,754)	(148,787)	17.5
Heineken Holding NV	(181)	(17,979)	2.1
Shop Apotheke Europe NV	(4,538)	(935,105)	110.1

		(1,101,871)
Norway
Aker ASA	(2,604)	(193,767)	22.8
Leroy Seafood Group Asa	(2,885)	(26,448)	3.1
Mowi ASA	(969)	(23,905)	2.8
Yara International ASA	(946)	(49,345)	5.8

		(293,465)
Poland
InPost SA	(2,209)	(42,094)	5.0

Portugal
Jeronimo Martins SGPS SA	(9,567)	(174,714)	20.6

Spain
Banco. Bilbao Vizcaya Argentaria SA	(11,408)	(63,880)	7.5
Zardoya Otis SA	(1,743)	(11,041)	1.3

		(74,921)
Sweden
Electrolux AB, Series B	(89)	(2,498)	0.3
Stillfront Group AB	(4,294)	(43,783)	5.2

		(46,281)
Switzerland
Swiss Prime Site AG	(2,442)	(237,654)	28.0

United Kingdom
Barclays PLC	(115,164)	(278,808)	32.8
BT Group PLC	(112,324)	(256,205)	30.2
Cineworld Group PLC	(3,556)	(4,753)	0.5
Intermediate Capital Group PLC	(3,002)	(90,630)	10.7
ITM Power PLC	(25,702)	(184,595)	21.7

		(814,991)
United States
Galaxy Digital Holdings Ltd.	(16,076)	(460,902)	54.3

Total Reference Entity — Short		(16,166,109)

Net Value of Reference Entity — UBS AG		$(849,481)

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps.	$ —	$—	$5,309,929	$(1,461,080)	$—
Options Written	N/A	N/A	114,676	—	(58,610)

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,897,739	$—	$—	$—	$1,897,739
Options purchased
Investments at value — unaffiliated(b)	—	—	211,896	—	—	—	211,896
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	5,309,929	—	—	—	5,309,929

	$—	$—	$7,419,564	$—	$—	$—	$7,419,564

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,065,990	$—	$—	$—	$1,065,990
Options written
Options written at value	—	—	58,610	—	—	—	58,610
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	1,461,080	—	—	—	1,461,080

	$—	$—	$2,585,680	$—	$—	$—	$2,585,680

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the year ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$12,223,051	$—	$—	$—	$12,223,051
Options purchased(a)	—	—	(8,870,212)	—	—	—	(8,870,212)
Options written	—	—	6,155,288	—	—	—	6,155,288
Swaps	—	—	27,002,896	—	—	—	27,002,896

	$—	$—	$36,511,023	$—	$—	$—	$36,511,023

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts.	$—	$—	$953,496	$—	$—	$—	$953,496
Options purchased(b)	—	—	1,957,474	—	—	—	1,957,474
Options written	—	—	(1,599,040)	—	—	—	(1,599,040)
Swaps	—	—	(13,473,290)	—	—	—	(13,473,290)

	$—	$—	$(12,161,360)	$—	$—	$—	$(12,161,360)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.

(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$106,725,118
Average notional value of contracts — short.	$84,620,315
Options
Average value of option contracts purchased	$152,272
Average value of option contracts written.	$69,715
Total return swaps
Average notional value	$(1,679,287)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

58	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$293,869		$709,743
Options	211,896	(a)	58,610
Swaps — OTC(b)	5,309,929		1,461,080

Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,815,694		2,229,433

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(505,765)		(768,353)

Total derivative assets and liabilities subject to an MNA	$5,309,929		$1,461,080

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$572,685	$(279,435)	$—	$—	$293,250
Goldman Sachs & Co	4,232,489	—	—	(4,232,489)	—
UBS AG	504,755	—	—	—	504,755

	$5,309,929	$(279,435)	$—	$(4,232,489)	$798,005

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(d)	Net Amount of Derivative Liabilities(e)
Bank of America N.A.	$279,435	$(279,435)	$—	$—	$—
Deutsche Bank A.G.	1,169,123	—	—	(780,000)	389,123
HSBC Bank PLC	12,522	—	—	—	12,522

	$1,461,080	$(279,435)	$—	$(780,000)	$401,645

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$92	$—	$—	$92
Preferred Securities
Preferred Stocks	—	—	2,567,023	2,567,023
U.S. Treasury Obligations	—	14,638,158	—	14,638,158

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) April 30, 2021	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$18,454,009	$—	$—	$18,454,009
U.S. Treasury Obligations	—	447,699,762	—	447,699,762
Options Purchased
Equity Contracts	211,896	—	—	211,896

	$18,665,997	$462,337,920	$2,567,023	$483,570,940

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,897,739	$5,309,929	$—	$7,207,668
Liabilities
Equity Contracts	(1,124,600)	(1,461,080)	—	(2,585,680)

	$773,139	$3,848,849	$—	$4,621,988

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

60	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities April 30, 2021

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

ASSETS
Investments at value — unaffiliated(a)	$165,668,031	$465,116,931
Investments at value — affiliated(b)	13,397,402	18,454,009
Cash	—	60,265,912
Cash pledged:
Collateral — exchange-traded options written	—	500,000
Collateral — OTC derivatives	—	9,160,000
Futures contracts	651,000	13,174,000
Foreign currency at value(c)	848,961	30,118,187
Receivables:
Investments sold	3,291,321	—
Options written	—	173,286
Securities lending income — affiliated	8	—
Swaps	—	7,489
Capital shares sold	321,792	972,184
Dividends — unaffiliated	259,927	—
Dividends — affiliated	318	444
Interest — unaffiliated	—	342
Variation margin on futures contracts	—	293,869
Unrealized appreciation on OTC swaps	—	5,309,929
Prepaid expenses	33,415	53,154

Total assets	184,472,175	603,599,736

LIABILITIES
Cash received as collateral for OTC derivatives	—	4,570,000
Options written at value(d)	—	58,610
Payables:
Investments purchased	7,973,906	98,998,923
Administration fees	—	17,203
Capital shares redeemed	738,083	1,053,950
Deferred foreign capital gain tax	152,567	—
Investment advisory fees	57,366	516,932
Trustees’ and Officer’s fees	2,212	2,498
Other accrued expenses	374,121	643,583
Service and distribution fees	2,003	10,178
Variation margin on futures contracts	172,341	709,743
Unrealized depreciation on OTC swaps	—	1,461,080
Other liabilities	—	778,946

Total liabilities	9,472,599	108,821,646

NET ASSETS	$174,999,576	$494,778,090

NET ASSETS CONSIST OF
Paid-in capital	$157,286,493	$530,219,582
Accumumlated earnings (loss)	17,713,083	(35,441,492)

NET ASSETS	$174,999,576	$494,778,090

(a) Investments at cost — unaffiliated	$136,216,631	$465,877,090
(b) Investments at cost — affiliated	$13,397,402	$18,454,009
(c) Foreign currency at cost	$850,153	$29,329,901
(d) Premiums received	$—	$173,286

F I N A N C I A L S T A T E M E N T S	61

Statement of Assets and Liabilities (continued)

April 30, 2021

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

NET ASSET VALUE
Institutional
Net assets	$17,216,210	$459,419,582

Shares outstanding	1,300,621	38,364,466

Net asset value	$13.24	$11.98

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$7,124,947	$23,390,077

Shares outstanding	547,966	1,979,469

Net asset value	$13.00	$11.82

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$550,397	$6,817,193

Shares outstanding	44,515	607,854

Net asset value	$12.36	$11.22

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	$150,108,022	$5,151,238

Shares outstanding	11,339,753	429,185

Net asset value	$13.24	$12.00

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

62	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations Year Ended April 30, 2021

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$3,212,917	$—
Dividends — affiliated	3,390	3,743
Interest — unaffiliated	—	429,177
Securities lending income — affiliated — net	1,566	—
Foreign taxes withheld	(387,597)	—

Total investment income	2,830,276	432,920

EXPENSES
Investment advisory	1,047,133	7,924,302
Custodian	335,375	333,907
Professional	140,296	142,925
Registration	67,306	131,469
Administration	55,629	223,755
Accounting services	50,797	147,788
Service and distribution — class specific	26,656	147,839
Administration — class specific	26,178	105,658
Transfer agent — class specific	16,772	408,634
Printing and postage	15,267	16,728
Trustees and Officer	9,265	10,928
Miscellaneous	32,662	171,734

Total expenses	1,823,336	9,765,667
Less:
Administration fees waived - class specific	(25,726)	(105,454)
Fees waived and/or reimbursed by the Administrator	(55,611)	—
Fees waived and/or reimbursed by the Manager	(642,282)	(1,073,036)
Transfer agent fees waived and/or reimbursed — class specific	(5,501)	(145,416)

Total expenses after fees waived and/or reimbursed	1,094,216	8,441,761

Net investment income (loss)	1,736,060	(8,008,841)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	17,019,764	(3,394,713)
Investments — affiliated	(429)	—
Foreign currency transactions	(49,426)	1,569,575
Futures contracts	3,156,513	12,223,051
Options written	—	6,155,288
Payment by affiliate	—	93,166
Swaps	(68,401)	27,002,896

	20,058,021	43,649,263

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	28,560,554	2,513,907
Foreign currency translations	25,167	687,926
Futures contracts	(664,746)	953,496
Options written	—	(1,599,040)
Swaps	87,471	(13,473,290)

	28,008,446	(10,917,001)

Net realized and unrealized gain	48,066,467	32,732,262

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,802,527	$24,723,421

(a) Net of foreign capital gain tax of	$201,406	$—
(b) Net of reduction in deferred foreign capital gain tax of	$(152,567)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund			BlackRock Global Long/Short Equity Fund
	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$1,736,060	$1,034,133	$2,378,297	$(8,008,841)	$(535,948)	$1,954,066
Net realized gain (loss)	20,058,021	(13,202,385)	(16,998,930)	43,649,263	(36,897,905)	37,590,725
Net change in unrealized appreciation (depreciation)	28,008,446	(1,307,189)	7,489,012	(10,917,001)	13,527,721	(9,206,278)

Net increase (decrease) in net assets resulting from operations	49,802,527	(13,475,441)	(7,131,621)	24,723,421	(23,906,132)	30,338,513

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(184,178)	(298,493)	—	(1,486,534)	(34,641,431)	(5,220,529)
Investor A	(88,691)	(79,169)	—	(9,555)	(1,923,928)	(407,324)
Investor C	(10,800)	(9,325)	—	—	(858,199)	(103,706)
Class K	(1,758,353)	(2,033,150)	—	(1,121)	(24,794)	(3,097)

Decrease in net assets resulting from distributions to shareholders	(2,042,022)	(2,420,137)	—	(1,497,210)	(37,448,352)	(5,734,656)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	25,998,281	14,606,634	(77,284,727)	(55,842,584)	(25,061,624)	(40,385,376)

NET ASSETS
Total increase (decrease) in net assets	73,758,786	(1,288,944)	(84,416,348)	(32,616,373)	(86,416,108)	(15,781,519)
Beginning of period	101,240,790	102,529,734	186,946,082	527,394,463	613,810,571	629,592,090

End of period	$174,999,576	$101,240,790	$102,529,734	$494,778,090	$527,394,463	$613,810,571

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional
	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019		2018		2017		2016

Net asset value, beginning of period	$8.85		$10.25		$10.59		$10.10		$9.76		$9.84

Net investment income (loss)(a)	0.15		0.10		0.18		0.07		(0.12)		(0.14)
Net realized and unrealized gain (loss)	4.43		(1.27)		(0.52)		0.42		0.46		0.17

Net increase (decrease) from investment operations	4.58		(1.17)		(0.34)		0.49		0.34		0.03

Distributions(b)
From net investment income	(0.19)		(0.23)		—		—		—		—
From net realized gain	—		—		—		—		—		(0.11)

Total distributions	(0.19)		(0.23)		—		—		—		(0.11)

Net asset value, end of period	$13.24		$8.85		$10.25		$10.59		$10.10		$9.76

Total Return(c)
Based on net asset value.	52.00%		(11.78	)%(d)	(3.21	)%(e)	4.85%		3.48	%(f)	0.34%

Ratios to Average Net Assets(g)
Total expenses.	1.40%		1.38	%(h)(i)	1.42	%(j)	1.28%		1.91%		1.85%

Total expenses after fees waived and/or reimbursed	0.85%		1.38	%(h)(i)	1.39	%(j)	1.28%		1.90%		1.84%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.85%		0.81	%(h)	0.92	%(j)	0.94%		1.70%		1.75%

Net investment income (loss)	1.29%		1.38	%(h)	1.83%		0.67%		(1.29)%		(1.49)%

Supplemental Data
Net assets, end of period (000)	$17,216		$9,689		$15,904		$32,775		$106,243		$177,981

Portfolio turnover rate	180	%(k)	141	%(k)	128	%(k)	111	%(k)	7	%(k)	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	The Fund’s total return includes a reimbursement by an affiliate for a realized investment loss. Excluding this payment, the Fund’s total return would have been 3.38%.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended July 31,
			2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.02%	0.07%	0.17%	0.18%

(h)	Annualized.

(i)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 1.42%, respectively.

(j)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 1.40%, 1.37% and 0.90%, respectively.

(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A
	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019		2018		2017		2016

Net asset value, beginning of period	$8.69		$10.07		$10.43		$9.97		$9.67		$9.78

Net investment income (loss)(a)	0.11		0.07		0.17		0.14		(0.15)		(0.17)
Net realized and unrealized gain (loss)	4.36		(1.25)		(0.53)		0.32		0.45		0.17

Net increase (decrease) from investment operations	4.47		(1.18)		(0.36)		0.46		0.30		—

Distributions(b)
From net investment income	(0.16)		(0.20)		—		—		—		—
From net realized gain	—		—		—		—		—		(0.11)

Total distributions	(0.16)		(0.20)		—		—		—		(0.11)

Net asset value, end of period.	$13.00		$8.69		$10.07		$10.43		$9.97		$9.67

Total Return(c)
Based on net asset value	51.62%		(12.05	)%(d)	(3.45	)%(e)	4.61%		3.10	%(e)	0.03%

Ratios to Average Net Assets(f)
Total expenses	1.74%		1.70	%(g)(h)	1.69	%(i)	1.57%		2.22%		2.10%

Total expenses after fees waived and/or reimbursed	1.14%		1.70	%(g)(h)	1.67	%(i)	1.55%		2.21%		2.08%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.14%		1.12	%(g)	1.17	%(i)	1.19%		1.99%		2.00%

Net investment income (loss)	0.98%		1.02	%(g)	1.74%		1.32%		(1.62)%		(1.74)%

Supplemental Data
Net assets, end of period (000)	$7,125		$5,224		$3,817		$5,454		$3,272		$12,239

Portfolio turnover rate	180	%(j)	141	%(j)	128	%(j)	111	%(j)	7	%(j)	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended July 31,
			2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.02%	0.07%	0.17%	0.18%

(g)	Annualized.
(h)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 1.74%, respectively.

(i)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 1.67%, 1.65% and 1.15%, respectively.

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

66	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C
	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20
					Year Ended July 31,
					2019		2018		2017		2016

Net asset value, beginning of period	$8.29		$9.53		$9.95		$9.58		$9.36		$9.53

Net investment income (loss)(a)	0.04		0.02		0.08		0.03		(0.21)		(0.23)
Net realized and unrealized gain (loss)	4.14		(1.21)		(0.50)		0.34		0.43		0.17

Net increase (decrease) from investment operations	4.18		(1.19)		(0.42)		0.37		0.22		(0.06)

Distributions(b)
From net investment income	(0.11)		(0.05)		—		—		—		—
From net realized gain	—		—		—		—		—		(0.11)

Total distributions	(0.11)		(0.05)		—		—		—		(0.11)

Net asset value, end of period.	$12.36		$8.29		$9.53		$9.95		$9.58		$9.36

Total Return(c)
Based on net asset value	50.49%		(12.57	)%(d)	(4.22	)%(e)	3.86%		2.35	%(e)	(0.60)%

Ratios to Average Net Assets(f)
Total expenses	2.56%		2.53	%(g)(h)	2.53	%(i)	2.38%		2.91%		2.85%

Total expenses after fees waived and/or reimbursed	1.90%		2.53	%(g)(h)	2.53	%(i)	2.38%		2.91%		2.85%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.90%		1.90	%(g)	1.92	%(i)	1.94%		2.71%		2.74%

Net investment income (loss)	0.43%		0.26	%(g)	0.81%		0.25%		(2.30)%		(2.48)%

Supplemental Data
Net assets, end of period (000)	$550		$1,164		$2,280		$3,240		$3,823		$5,979

Portfolio turnover rate	180	%(j)	141	%(j)	128	%(j)	111	%(j)	7	%(j)	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20
			Year Ended July 31,
			2019	2018	2017	2016
Investments in underlying funds	0.01%	0.01%	0.02%	0.07%	0.17%	0.18%

(g)	Annualized.
(h)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 2.57%, respectively.

(i)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 2.51%, 2.51% and 1.90%, respectively.

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K
	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended July 31, 2019		Period from 01/25/18(a) to 07/31/18

Net asset value, beginning of period	$8.84		$10.26		$10.59		$12.14

Net investment income(b)	0.16		0.10		0.19		0.13
Net realized and unrealized gain (loss)	4.43		(1.28)		(0.52)		(1.68)

Net increase (decrease) from investment operations	4.59		(1.18)		(0.33)		(1.55)

Distributions from net investment income(c)	(0.19)		(0.24)		—		—

Net asset value, end of period	$13.24		$8.84		$10.26		$10.59

Total Return(d)
Based on net asset value	52.19%		(11.87	)%(e)	(3.12	)%(f)	(12.77	)%(e)

Ratios to Average Net Assets(g)
Total expenses	1.36%		1.41	%(h)(i)	1.37	%(j)	1.32	%(h)(k)

Total expenses after fees waived and/or reimbursed	0.81%		0.81	%(h)	0.87	%(j)	0.89%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.81%		0.81	%(h)	0.87%		0.89%

Net investment income	1.36%		1.33	%(h)	1.93%		2.33%

Supplemental Data
Net assets, end of period (000)	$150,108		$85,164		$80,529		$145,476

Portfolio turnover rate	180	%(l)	141	%(l)	128	%(l)	111	%(l)(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended July 31, 2019	Period from 01/25/18(a) to 07/31/18
Investments in underlying funds	0.01%	0.01%	0.02%	0.07%

(h)	Annualized.
(i)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34%and 0.84%, respectively.
(k)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.31%.
(l)	Excludes underlying investments in total return swaps.
(m)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

68	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund
	Institutional
	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20
					Year Ended July 31,
					2019		2018		2017	2016

Net asset value, beginning of period	$11.42		$12.67		$12.17		$11.62		$10.56	$11.92

Net investment income (loss)(a)	(0.17)		(0.01)		0.05		(0.06)		(0.14)	(0.15)
Net realized and unrealized gain (loss)	0.76		(0.46)		0.57		0.61		1.20	(1.00)

Net increase (decrease) from investment operations.	0.59		(0.47)		0.62		0.55		1.06	(1.15)

Distributions(b)
From net investment income	—		(0.04)		—		—		—	—
From net realized gain	(0.03)		(0.74)		(0.12)		—		—	(0.21)

Total distributions	(0.03)		(0.78)		(0.12)		—		—	(0.21)

Net asset value, end of period	$11.98		$11.42		$12.67		$12.17		$11.62	$10.56

Total Return(c)
Based on net asset value	5.21	%(d)	(3.80	)%(e)	5.09%		4.73%		10.04%	(9.77)%

Ratios to Average Net Assets(f)
Total expenses	1.82%		1.80	%(g)	1.76%		1.73%		1.78%	1.68%

Total expenses after fees waived and/or reimbursed	1.57%		1.80	%(g)	1.76%		1.71%		1.78%	1.68%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.57%		1.57	%(g)	1.63%		1.66%		1.70%	1.62%

Net investment income (loss)	(1.49)%		(0.09	)%(g)	0.36%		(0.51)%		(1.28)%	(1.35)%

Supplemental Data
Net assets, end of period (000)	$459,420		$492,021		$546,561		$559,028		$544,301	$824,306

Portfolio turnover rate	43	%(h)	53	%(h)	7	%(h)	20	%(h)	—%	34	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payments from an affiliate, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 5.12%.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20
			Year Ended July 31,
			2019	2018	2017	2016
Investments in underlying funds	—%	0.01%	0.01%	0.13%	0.16%	0.18%

(g)	Annualized.
(h)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)
	Investor A
	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20
					Year Ended July 31,
					2019		2018		2017	2016

Net asset value, beginning of period	$11.27		$12.50		$12.03		$11.52		$10.49	$11.84

Net investment income (loss)(a)	(0.20)		(0.02)		0.01		(0.10)		(0.17)	(0.18)
Net realized and unrealized gain (loss)	0.75		(0.46)		0.56		0.61		1.20	(0.99)

Net increase (decrease) from investment operations	0.55		(0.48)		0.57		0.51		1.03	(1.17)

Distributions(b)
From net investment income	—		(0.01)		—		—		—	—
From net realized gain	(0.00	)(c)	(0.74)		(0.10)		—		—	(0.18)

Total distributions	(0.00)		(0.75)		(0.10)		—		—	(0.18)

Net asset value, end of period.	$11.82		$11.27		$12.50		$12.03		$11.52	$10.49

Total Return(d)
Based on net asset value	4.92	%(e)	(3.94	)%(f)	4.79%		4.43%		9.82%	(10.02)%

Ratios to Average Net Assets(g)
Total expenses	2.07%		2.07	%(h)	2.04%		2.03%		2.10%	1.95%

Total expenses after fees waived and/or reimbursed	1.82%		2.07	%(h)	2.04%		1.95%		2.10%	1.94%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.82%		1.82	%(h)	1.88%		1.96%		1.98%	1.88%

Net investment income (loss)	(1.75)%		(0.28	)%(h)	0.12%		(0.84)%		(1.60)%	(1.61)%

Supplemental Data
Net assets, end of period (000)	$23,390		$23,509		$49,514		$49,180		$35,658	$122,464

Portfolio turnover rate	43	%(i)	53	%(i)	7	%(i)	20	%(i)	—%	34	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payments received from an affiliate, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 4.83%.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20
			Year Ended July 31,
			2019	2018	2017	2016
Investments in underlying funds	—%	0.01%	0.01%	0.13%	0.16%	0.18%

(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

70	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)
	Investor C
	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20
					Year Ended July 31,
					2019		2018		2017	2016

Net asset value, beginning of period	$10.77		$11.99		$11.59		$11.18		$10.26	$11.63

Net investment loss(a)	(0.27)		(0.09)		(0.08)		(0.18)		(0.24)	(0.26)
Net realized and unrealized gain (loss)	0.72		(0.44)		0.54		0.59		1.16	(0.97)

Net increase (decrease) from investment operations.	0.45		(0.53)		0.46		0.41		0.92	(1.23)

Distributions from net realized gain(b)	—		(0.69)		(0.06)		—		—	(0.14)

Net asset value, end of period	$11.22		$10.77		$11.99		$11.59		$11.18	$10.26

Total Return(c)
Based on net asset value	4.18	%(d)	(4.51	)%(e)	4.02%		3.67%		8.97%	(10.66)%

Ratios to Average Net Assets(f)
Total expenses	2.86%		2.83	%(g)	2.79%		2.76%		2.81%	2.71%

Total expenses after fees waived and/or reimbursed	2.57%		2.83	%(g)	2.79%		2.72%		2.81%	2.71%

Total expenses after fees waived and/or reimbursed and excluding interest expense	2.57%		2.57	%(g)	2.63%		2.69%		2.72%	2.64%

Net investment income loss	(2.44)%		(1.04	)%(g)	(0.64)%		(1.58)%		(2.32)%	(2.37)%

Supplemental Data
Net assets, end of period (000)	$6,817		$11,539		$17,282		$21,168		$25,857	$62,597

Portfolio turnover rate	43	%(h)	53	%(h)	7	%(h)	20	%(h)	—%	34	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payments received from an affiliate, which impacted the Trust’s total return. Excluding the payments, the Trust’s total return would have been 4.09%.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20
			Year Ended July 31,
			2019	2018	2017	2016
Investments in underlying funds	—%	0.01%	0.01%	0.13%	0.16%	0.18%

(g)	Annualized.
(h)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)
	Class K
	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20							Period from 03/28/16(a) to 07/31/16
					Year Ended July 31,
					2019		2018		2017

Net asset value, beginning of period	$11.44		$12.69		$12.19		$11.63		$10.56	$11.02

Net investment income (loss)(b)	(0.25)		(0.01)		0.06		(0.01)		(0.14)	(0.04)
Net realized and unrealized gain (loss)	0.85		(0.46)		0.56		0.57		1.21	(0.42)

Net increase (decrease) from investment operations	0.60		(0.47)		0.62		0.56		1.07	(0.46)

Distributions(c)
From net investment income	—		(0.04)		—		—		—	—
From net realized gain	(0.04)		(0.74)		(0.12)		—		—	—

Total distributions	(0.04)		(0.78)		(0.12)		—		—	—

Net asset value, end of period	$12.00		$11.44		$12.69		$12.19		$11.63	$10.56

Total Return(d)
Based on net asset value.	5.24	%(e)	(3.77	)%(f)	5.11%		4.82%		10.13%	(4.17	)%(f)

Ratios to Average Net Assets(g)
Total expenses.	1.77%		1.76	%(h)	1.72%		1.65%		1.70%	1.63%

Total expenses after fees waived and/or reimbursed	1.52%		1.76	%(h)	1.72%		1.64%		1.70%	1.63%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.52%		1.52	%(h)	1.57%		1.58%		1.63%	1.56%

Net investment income (loss)	(2.07)%		(0.07	)%(h)	0.45%		(0.04)%		(1.32)%	(1.15)%

Supplemental Data
Net assets, end of period (000)	$5,151		$325		$453		$217		$108	$52,455

Portfolio turnover rate	43	%(i)	53	%(i)	7	%(i)	20	%(i)	—%	34	%(i)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Trust’s total return.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20				Period from 03/28/16(a) to 07/31/16
			Year Ended July 31,
			2019	2018	2017
Investments in underlying funds	—%	0.01%	0.01%	0.13%	0.16%	0.18%

(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.
(j)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

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Notes to Financial Statements

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund.	Advantage Emerging Markets	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares.	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

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Notes to Financial Statements   (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

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Notes to Financial Statements   (continued)

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach.	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements   (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments,. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements   (continued)

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements   (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Long/Short Equity
First $1 billion.	0.80%	1.50%
$1 billion — $3 billion	0.75	1.41
$3 billion — $5 billion	0.72	1.35
$5 billion — $10 billion	0.70	1.31
Greater than $10 billion	0.68	1.28

With respect to Global Long/Short Equity, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Long/Short Equity to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended April 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Total
Advantage Emerging Markets	$16,995	$9,661	$26,656
Global Long/Short Equity	60,085	87,754	147,839

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Notes to Financial Statements   (continued)

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended April 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$2,470	$1,360	$193	$22,155	$26,178
Global Long/Short Equity	98,792	4,807	1,755	304	105,658

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended April 30, 2021, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional
Global Long/Short Equity	$1,024

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$291	$365	$157	$463	$1,276
Global Long/Short Equity	1,567	730	490	6	2,793

For the year ended April 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$5,819	$8,131	$1,870	$952	$16,772
Global Long/Short Equity	378,871	19,260	10,357	146	408,634

Other Fees: For the year ended April 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A
Advantage Emerging Markets	$382
Global Long/Short Equity	1,412

For the year ended April 30, 2021, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C
Advantage Emerging Markets	$—	$594
Global Long/Short Equity.	946	694

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through August 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2021, the amounts waived were as follows:

Fund Name	Amounts Waived
Advantage Emerging Markets	$4,418
Global Long/Short Equity.	5,193

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Notes to Financial Statements   (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through August 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended April 30, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses, excluding dividend expense, interest expense, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation
Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01

With respect to Global Long/Short Equity, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation
Global Long/Short Equity
Institutional	1.57%
Investor A	1.82
Investor C	2.57
Class K	1.52

The Manager has agreed not to reduce or discontinue these contractual expense limitations through August 31, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts of investment advisory fees waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2021, the Funds waived the following amounts:

Fund Name	Amounts Waived
Advantage Emerging Markets	$637,864
Global Long/Short Equity	1,067,843

In addition, these amounts waived and/or reimbursed by the Manager or Administrator are included in fees waived and/or reimbursed by the Administrator, Administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended April 30, 2021, amounts included in the Statements of Operations were are as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator
Advantage Emerging Markets	$55,611

	Administration Fees Waived - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$2,191	$1,187	$193	$22,155	$25,726
Global Long/Short Equity	98,792	4,603	1,755	304	105,454

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$1,158	$2,392	$1,000	$951	$5,501
Global Long/Short Equity	131,891	7,426	5,955	144	145,416

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

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Notes to Financial Statements   (continued)

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Advantage Emerging Markets retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Pursuant to the current securities lending agreement, Global Long/Short Equity retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Global Long/Short Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2021, Global Long/Short Equity retained 82% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended April 30, 2021, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Advantage Emerging Markets	$285

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended April 30, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: During the year ended April 30, 2021, Global Long/Short Equity received a reimbursement of $93,166 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.

7.	PURCHASES AND SALES

For the year ended April 30, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Advantage Emerging Markets	$—	$—	$247,837,660	$219,212,338
Global Long/Short Equity	34,634,792	29,370,000	—	7,464,352

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements   (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to a net operating loss were reclassified to the following accounts:

Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
Global Long/Short Equity	$(1,495,628)	$1,495,628

The tax character of distributions paid was as follows:

Fund Name	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Ordinary income	$2,042,022	$2,420,137	$—

Global Long/Short Equity
Ordinary income	1,497,210	37,448,352	3,000,069
Long-term capital gains	—	—	2,734,587

	$1,497,210	$37,448,352	$5,734,656

As of period end, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Loss(c)	Total
Advantage Emerging Markets	$844,863	$—	$(9,406,179)	$26,274,399	$—	$17,713,083
Global Long/Short Equity	—	6,131,516	—	(38,793,095)	(2,779,913)	(35,441,492)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain futures, options and foreign currency contracts, the realization for tax purposes of unrealized gain on investments in passive foreign investment companies, the timing and recognition of partnership income and the realization for tax purposes of unrealized gains on constructive sales.

(c)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

During the year ended April 30, 2021, the Funds listed below utilized the following amounts of their respective capital loss carryforward:

Fund Name	Amounts
Advantage Emerging Markets	$18,086,138

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Emerging Markets	$152,669,824	$29,714,413	$(3,318,804)	$26,395,609
Global Long/Short Equity	485,270,065	39,580,383	(78,243,200)	(38,662,817)

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2021, the Funds did not borrow under the credit agreement.

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Notes to Financial Statements   (continued)

10. PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation

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Notes to Financial Statements   (continued)

margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19
Fund Name / Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets
Institutional
Shares sold	486,880	$6,360,500	59,500	$583,098	679,066	$6,836,422
Shares issued in reinvestment of distributions	13,009	156,567	25,009	264,098	—	—
Shares redeemed	(294,601)	(3,337,976)	(540,784)	(5,185,291)	(2,222,832)	(22,108,842)

	205,288	$3,179,091	(456,275)	$(4,338,095)	(1,543,766)	$(15,272,420)

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Notes to Financial Statements   (continued)

	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets (continued)
Investor A
Shares sold	204,267	$2,338,991	287,739	$2,546,246	184,254	$1,895,000
Shares issued in reinvestment of distributions	7,349	87,639	7,600	78,963	—	—
Shares redeemed	(264,631)	(3,105,555)	(73,256)	(695,697)	(328,128)	(3,161,389)

	(53,015)	$(678,925)	222,083	$1,929,512	(143,874)	$(1,266,389)

Investor C
Shares sold	12,988	$127,341	2,255	$22,122	6,834	$62,855
Shares issued in reinvestment of distributions	949	10,800	897	8,915	—	—
Shares redeemed	(109,763)	(1,201,547)	(102,004)	(936,146)	(93,436)	(854,036)

	(95,826)	$(1,063,406)	(98,852)	$(905,109)	(86,602)	$(791,181)

Class K
Shares sold	6,925,990	$82,456,154	4,055,785	$39,786,672	4,600,094	$45,101,567
Shares issued in reinvestment of distributions	145,913	1,758,353	192,716	2,033,150	—	—
Shares redeemed	(5,365,264)	(59,652,986)	(2,465,921)	(23,899,496)	(10,485,440)	(105,056,304)

	1,706,639	$24,561,521	1,782,580	$17,920,326	(5,885,346)	$(59,954,737)

	1,763,086	$25,998,281	1,449,536	$14,606,634	(7,659,588)	$(77,284,727)

	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19
Fund Name / Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts
Global Long/Short Equity
Institutional
Shares sold	16,451,047	$191,723,004	19,507,283	$230,149,138	15,050,878	$186,626,984
Shares issued in reinvestment of distributions	86,013	1,014,954	2,010,045	23,115,520	270,407	3,293,554
Shares redeemed	(21,253,572)	(247,004,557)	(21,587,415)	(251,472,473)	(18,097,432)	(224,453,776)

	(4,716,512)	$(54,266,599)	(70,087)	$1,792,185	(2,776,147)	$(34,533,238)

Investor A
Shares sold	881,103	$10,154,455	778,118	$9,051,266	675,932	$8,269,287
Shares issued in reinvestment of distributions	803	9,371	165,473	1,879,770	33,587	404,392
Shares redeemed	(988,539)	(11,330,527)	(2,817,305)	(33,535,373)	(836,781)	(10,217,483)

	(106,633)	$(1,166,701)	(1,873,714)	$(22,604,337)	(127,262)	$(1,543,804)

Investor C
Shares sold	21,226	$233,394	60,668	$681,106	196,342	$2,300,717
Shares issued in reinvestment of distributions	—	—	75,994	827,570	8,705	100,982
Shares redeemed	(484,504)	(5,318,904)	(506,845)	(5,673,845)	(589,686)	(6,931,926)

	(463,278)	$(5,085,510)	(370,183)	$(4,165,169)	(384,639)	$(4,530,227)

Class K
Shares sold	433,307	$5,059,238	51,096	$595,204	38,310	$480,954
Shares issued in reinvestment of distributions	95	1,121	2,152	24,794	254	3,097
Shares redeemed	(32,642)	(384,133)	(60,550)	(704,301)	(20,617)	(262,158)

	400,760	$4,676,226	(7,302)	$(84,303)	17,947	$221,893

	(4,885,663)	$(55,842,584)	(2,321,286)	$(25,061,624)	(3,270,101)	$(40,385,376)

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of April 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 1, 2019 through April 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2021, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and for the period from August 1, 2019 through April 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets for the year ended July 31, 2019, and the financial highlights for each of the four years in the period ended July 31, 2019 of the Funds were audited by other auditors whose report dated September 24, 2019, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

June 22, 2021

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2021:

Fund Name	Qualified Dividend Income
Advantage Emerging Markets	$1,920,407

For the fiscal year ended April 30, 2021, the Fund intends to pass through to its shareholders foreign source income earned and foreign taxes paid by the underlying funds:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Advantage Emerging Markets	$2,105,969	$575,738

For the fiscal year ended April 30, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related and qualified short-term capital gain dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Fund Name	Interest-Related and Qualified Short-Term Capital Gain Dividends
Advantage Emerging Markets	$2,224
Global Long/Short Equity	1,497,210

87

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Trustee and Officer Information

Independent Trustees(a)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	30 RICs consisting of 152 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	30 RICs consisting of 152 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020.	30 RICs consisting of 152 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	30 RICs consisting of 152 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	30 RICs consisting of 152 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	30 RICs consisting of 152 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	89

Trustee and Officer Information (continued)

Independent Trustees(a) (continued)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	30 RICs consisting of 152 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems) from 2015 to 2020; Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging)
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	30 RICs consisting of 152 Portfolios	Newell Rubbermaid, Inc. (manufacturing) from 1995 to 2016.
Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	30 RICs consisting of 152 Portfolios	None
Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	30 RICs consisting of 152 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007; Member Advisory Board, ESG Competent Boards since 2020.	30 RICs consisting of 152 Portfolios	None

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Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	30 RICs consisting of 152 Portfolios	None

Interested Trustees(a)(d)
Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	103 RICs consisting of 250 Portfolios	None
John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	105 RICs consisting of 252 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	91

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name	Position(s) Held
Year of Birth(b)	(Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	93

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited(a)	Deloitte & Touche LLP
Edinburgh, EH3 8BL	Boston, MA 02116
United Kingdom	Legal Counsel
Accounting Agent and Custodian	Sidley Austin LLP
State Street Bank and Trust Company	New York, NY 10019
Boston, MA 02111
Address of the Funds
Transfer Agent	100 Bellevue Parkway
BNY Mellon Investment Servicing (US) Inc.	Wilmington, DE 19809
Wilmington, DE 19809

(a)	For Global Long/Short Equity.

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Glossary of Terms Used in this Report

Currency Abbreviation

CHF	Swiss Franc
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt
AMBAC	AMBAC Assurance Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
GDR	Global Depositary Receipt
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PILOT	Payment in Lieu of Taxes
PJSC	Public Joint Stock Company
PR	Prerefunded
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAP	Subject to Appropriations
SG	Syncora Guarantee
ST	Special Tax
UT	Unlimited Tax

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	95

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-04/21-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End[3]	Current Fiscal Year End	Previous Fiscal Year End[3]	Current Fiscal Year End	Previous Fiscal Year End[3]	Current Fiscal Year End	Previous Fiscal Year End[3]
BlackRock Advantage Emerging Markets Fund	$45,551	$46,920	$0	$0	$21,800	$23,600	$0	$0
BlackRock Global Long/Short Equity Fund	$61,408	$63,240	$0	$0	$21,800	$20,000	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End[3]
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[4]	$0	$0
[1]

The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2]

The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3]

BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund each changed their fiscal year ends from July 31 to April 30 effective April 30, 2020 whereby the fiscal period for each fund consists of the nine months ended April 30.

[4]

Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,”

“Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End[1]
BlackRock Advantage Emerging Markets Fund	$21,800	$23,600
BlackRock Global Long/Short Equity Fund	$21,800	$20,000

[1]

BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund each changed their fiscal year ends from July 31 to April 30 effective April 30, 2020 whereby the fiscal period for each fund consists of the nine months ended April 30.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 6, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 6, 2021